UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 09525

Rydex Dynamic Funds

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy J. Lee
Rydex Dynamic Funds
 805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-301-296-5100

Date of fiscal year end: March 31

Date of reporting period: September 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

9.30.2016

Rydex Funds Semi-Annual Report

Domestic Equity Funds
S&P 500® 2x Strategy Fund
Inverse S&P 500® 2x Strategy Fund
NASDAQ-100® 2x Strategy Fund
Inverse NASDAQ-100® 2x Strategy Fund
Dow 2x Strategy Fund
Inverse Dow 2x Strategy Fund
Russell 2000® 2x Strategy Fund
Inverse Russell 2000® 2x Strategy Fund

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TABLE OF CONTENTS

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
A BRIEF NOTE ON THE COMPOUNDING OF RETURNS	4
ABOUT SHAREHOLDERS’ FUND EXPENSES	5
S&P 500® 2x STRATEGY FUND	8
INVERSE S&P 500® 2x STRATEGY FUND	20
NASDAQ-100® 2x STRATEGY FUND	28
INVERSE NASDAQ-100® 2x STRATEGY FUND	37
DOW 2x STRATEGY FUND	45
INVERSE DOW 2x STRATEGY FUND	53
RUSSELL 2000® 2x STRATEGY FUND	61
INVERSE RUSSELL 2000® 2x STRATEGY FUND	87
NOTES TO FINANCIAL STATEMENTS	95
OTHER INFORMATION	107
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	110
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	114

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 1

September 30, 2016

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semiannual shareholder report for 8 of our Dynamic funds (“the Funds”) for the six-month period ended September 30, 2016.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC, is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President and Chief Executive Officer
October 31, 2016

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

There can be no assurance that any investment product will achieve its investment objective(s). There are risks associated with investing, including the entire loss of principal invested. Investing involves market risks. The investment return and principal value of any investment product will fluctuate with changes in market conditions.

2 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	September 30, 2016

Economic growth continues to rebound, even though the rise in U.S. Gross Domestic Product (“GDP”) disappointed in the first half of 2016. There was a large headwind from inventory drawdowns, which should soon reverse after five quarters of dragging on growth. Real GDP growth is expected to be around 2.5 percent in the second half of the year, driven by consumption, housing, and a fading trade drag, and supporting the view that U.S. economic growth remains resilient to global weakness.

The euro zone economy is slowly improving, but inflation will likely persist well below the European Central Bank’s (“ECB”) target in the coming quarters due to substantial slack. The ECB has indicated that more quantitative easing is possible, but will soon need to alter the quantitative easing program in order to keep up their purchase pace. Both China and Japan need weaker currencies. Chinese growth and capital flows have stabilized for now, but surging construction and a credit boom raise the prospect of future instability. Japan’s economic prospects are weak, and inflation remains far from the Bank of Japan’s (“BOJ”) target. The surging yen could drive further policy easing, including an increase in fiscal stimulus.

It appears the U.S. Federal Reserve (the “Fed”) will move forward with raising rates in December, absent any economic or geopolitical surprise or a meaningful tightening of financial conditions over the fourth quarter. But key events could influence risk asset performance for the balance of the year: A continued recovery in oil prices following the Organization of Petroleum Exporting Countries (“OPEC”) agreement to keep production between 32.5 to 33 million barrels per day would help sustain the rally (although we are skeptical that they will adhere to any quota based on historical production levels). Global oil inventories remain high, but supply and demand are moving toward balance. A rebound in GDP growth would also lift U.S. equity and corporate bond prices higher.

The macroeconomic picture remains the same; we are not on the verge of a recession. But despite our positive outlook on the U.S. economy, valuations across risk assets argue for caution. Ongoing accommodation from central bankers across the globe has alleviated much of the initial macroeconomic tail risk posed by Brexit but may not be enough to dampen the seasonal volatility typically observed in the fourth quarter. Ongoing troubles in the banking sector, such as the woes afflicting Deutsche Bank and Wells Fargo, coupled with uncertainty surrounding upcoming political events, which include the new Trump administration, the Italian constitutional referendum, and key European elections, may create volatility for risk assets for the balance of the year.

For the six months ended September 30, 2016, the Standard & Poor’s 500® (“S&P 500”) Index* returned 6.40%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned 4.88%. The return of the MSCI Emerging Markets Index* was 9.75%.

In the bond market, the Bloomberg Barclays U.S. Aggregate Bond Index* posted a 2.68% return for the period, while the Bloomberg Barclays U.S. Corporate High Yield Index* returned 11.38%. The return of the Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.17% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report.

Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market Index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

MSCI EAFE Index is a capitalization-weighted measure of stock markets in Europe, Australasia, and the Far East.

MSCI Emerging Markets Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 3

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (Unaudited)

The Funds described in this report are benchmarked daily to leveraged and/or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

An Example of Compounding

For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value per share (“NAV”) increases from $10.00 to $10.90 for a gain of 9.0% — in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

	Index Level	Index Performance	Fund Expectation	Fund NAV	Fund Performance	Assessment
Start	100			$ 10.00
Day 1	106	6.0%	9.0%	$ 10.90	9.0%	In line
Day 2	99	-6.6%	-9.9%	$ 9.82	-9.9%	In line
Cumulative		-1.0%	-1.5%		-1.8%	-0.3%

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more on correlation, leverage and other risks, please read the prospectus.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.

4 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning March 31, 2016 and ending September 30, 2016.

The following tables illustrate the Funds’ costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Funds’ expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2016	Ending Account Value September 30, 2016	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
S&P 500® 2x Strategy Fund
A-Class	1.79%	10.84%	$ 1,000.00	$ 1,108.40	$ 9.46
C-Class	2.54%	10.43%	1,000.00	1,104.30	13.40
H-Class	1.79%	10.84%	1,000.00	1,108.40	9.46
Inverse S&P 500® 2x Strategy Fund
A-Class	1.80%	(13.92%)	1,000.00	860.80	8.40
C-Class	2.52%	(14.28%)	1,000.00	857.20	11.73
H-Class	1.79%	(13.96%)	1,000.00	860.40	8.35
NASDAQ-100® 2x Strategy Fund
A-Class	1.83%	16.90%	1,000.00	1,169.00	9.95
C-Class	2.57%	16.46%	1,000.00	1,164.60	13.95
H-Class	1.83%	16.91%	1,000.00	1,169.10	9.95
Inverse NASDAQ-100® 2x Strategy Fund
A-Class	1.99%	(19.24%)	1,000.00	807.60	9.02
C-Class	2.55%	(19.22%)	1,000.00	807.80	11.56
H-Class	1.82%	(19.12%)	1,000.00	808.80	8.25
Dow 2x Strategy Fund
A-Class	1.84%	7.96%	1,000.00	1,079.60	9.59
C-Class	2.59%	7.58%	1,000.00	1,075.80	13.48
H-Class	1.85%	7.94%	1,000.00	1,079.40	9.64
Inverse Dow 2x Strategy Fund
A-Class	1.85%	(11.28%)	1,000.00	887.20	8.75
C-Class	2.61%	(11.59%)	1,000.00	884.10	12.33
H-Class	1.84%	(11.25%)	1,000.00	887.50	8.71
Russell 2000® 2x Strategy Fund
A-Class	1.81%	24.61%	1,000.00	1,246.10	10.19
C-Class	2.57%	24.17%	1,000.00	1,241.70	14.44
H-Class	1.84%	24.58%	1,000.00	1,245.80	10.36
Inverse Russell 2000® 2x Strategy Fund
A-Class	1.61%	(25.63%)	1,000.00	743.70	7.04
C-Class	2.96%	(25.92%)	1,000.00	740.80	12.92
H-Class	1.84%	(25.69%)	1,000.00	743.10	8.04

6 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2016	Ending Account Value September 30, 2016	Expenses Paid During Period[2]
Table 2. Based on hypothetical 5% return (before expenses)
S&P 500® 2x Strategy Fund
A-Class	1.79%	5.00%	$ 1,000.00	$ 1,016.09	$ 9.05
C-Class	2.54%	5.00%	1,000.00	1,012.33	12.81
H-Class	1.79%	5.00%	1,000.00	1,016.09	9.05
Inverse S&P 500® 2x Strategy Fund
A-Class	1.80%	5.00%	1,000.00	1,016.04	9.10
C-Class	2.52%	5.00%	1,000.00	1,012.43	12.71
H-Class	1.79%	5.00%	1,000.00	1,016.09	9.05
NASDAQ-100® 2x Strategy Fund
A-Class	1.83%	5.00%	1,000.00	1,015.89	9.25
C-Class	2.57%	5.00%	1,000.00	1,012.18	12.96
H-Class	1.83%	5.00%	1,000.00	1,015.89	9.25
Inverse NASDAQ-100® 2x Strategy Fund
A-Class	1.99%	5.00%	1,000.00	1,015.09	10.05
C-Class	2.55%	5.00%	1,000.00	1,012.28	12.86
H-Class	1.82%	5.00%	1,000.00	1,015.94	9.20
Dow 2x Strategy Fund
A-Class	1.84%	5.00%	1,000.00	1,015.84	9.30
C-Class	2.59%	5.00%	1,000.00	1,012.08	13.06
H-Class	1.85%	5.00%	1,000.00	1,015.79	9.35
Inverse Dow 2x Strategy Fund
A-Class	1.85%	5.00%	1,000.00	1,015.79	9.35
C-Class	2.61%	5.00%	1,000.00	1,011.98	13.16
H-Class	1.84%	5.00%	1,000.00	1,015.84	9.30
Russell 2000® 2x Strategy Fund
A-Class	1.81%	5.00%	1,000.00	1,015.99	9.15
C-Class	2.57%	5.00%	1,000.00	1,012.18	12.96
H-Class	1.84%	5.00%	1,000.00	1,015.84	9.30
Inverse Russell 2000® 2x Strategy Fund
A-Class	1.61%	5.00%	1,000.00	1,017.00	8.14
C-Class	2.96%	5.00%	1,000.00	1,010.23	14.92
H-Class	1.84%	5.00%	1,000.00	1,015.84	9.30

[1]	Annualized.
[2]

Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period March 31, 2016 to September 30, 2016.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 7

FUND PROFILE (Unaudited)	September 30, 2016

S&P 500® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	November 27, 2000
H-Class	May 19, 2000

Ten Largest Holdings (% of Total Net Assets)
Apple, Inc.	2.5%
Microsoft Corp.	1.9%
Exxon Mobil Corp.	1.5%
Amazon.com, Inc.	1.4%
Johnson & Johnson	1.3%
Facebook, Inc. — Class A	1.2%
Berkshire Hathaway, Inc. — Class B	1.1%
General Electric Co.	1.1%
AT&T, Inc.	1.0%
JPMorgan Chase & Co.	1.0%
Top Ten Total	14.0%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

8 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016
S&P 500® 2x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 78.1%

Consumer, Non-cyclical - 18.8%
Johnson & Johnson	11,655	$1,376,804
Procter & Gamble Co.	11,369	1,020,367
Pfizer, Inc.	25,840	875,200
Merck & Company, Inc.	11,780	735,190
Coca-Cola Co.	16,548	700,311
PepsiCo, Inc.	6,131	666,869
Philip Morris International, Inc.	6,609	642,527
UnitedHealth Group, Inc.	4,057	567,980
Amgen, Inc.	3,188	531,789
Altria Group, Inc.	8,323	526,263
Medtronic plc	5,887	508,636
Gilead Sciences, Inc.	5,622	444,813
AbbVie, Inc.	6,938	437,580
Allergan plc*	1,687	388,533
Bristol-Myers Squibb Co.	7,118	383,803
Celgene Corp.*	3,302	345,158
Eli Lilly & Co.	4,138	332,116
Biogen, Inc.*	933	292,057
Mondelez International, Inc. — Class A	6,627	290,925
Colgate-Palmolive Co.	3,798	281,584
Thermo Fisher Scientific, Inc.	1,679	267,062
Abbott Laboratories	6,262	264,820
Kraft Heinz Co.	2,538	227,176
Danaher Corp.	2,588	202,873
PayPal Holdings, Inc.*	4,782	195,919
Kimberly-Clark Corp.	1,532	193,247
Express Scripts Holding Co.*	2,685	189,373
Aetna, Inc.	1,494	172,482
Automatic Data Processing, Inc.	1,943	171,372
Reynolds American, Inc.	3,527	166,298
Becton Dickinson and Co.	907	163,016
General Mills, Inc.	2,542	162,383
McKesson Corp.	961	160,246
Stryker Corp.	1,323	154,010
Cigna Corp.	1,093	142,440
S&P Global, Inc.	1,124	142,253
Anthem, Inc.	1,121	140,473
Boston Scientific Corp.*	5,796	137,945
Ecolab, Inc.	1,118	136,083
Regeneron Pharmaceuticals, Inc.*	321	129,048
Constellation Brands, Inc. — Class A	755	125,700
Kroger Co.	4,043	119,997
Intuitive Surgical, Inc.*	164	118,872
Alexion Pharmaceuticals, Inc.*	955	117,026
Illumina, Inc.*	625	113,538
Humana, Inc.	635	112,325
Zimmer Biomet Holdings, Inc.	852	110,777
Zoetis, Inc.	2,109	109,689
Edwards Lifesciences Corp.*	907	109,348
Sysco Corp.	2,176	106,646
Cardinal Health, Inc.	1,357	105,439
Archer-Daniels-Midland Co.	2,478	104,497
Baxter International, Inc.	2,084	99,198
St. Jude Medical, Inc.	1,214	96,829
HCA Holdings, Inc.*	1,258	95,143
Tyson Foods, Inc. — Class A	1,267	94,607
Vertex Pharmaceuticals, Inc.*	1,056	92,094
Molson Coors Brewing Co. — Class B	785	86,193
Monster Beverage Corp.*	576	84,563
ConAgra Foods, Inc.	1,776	83,667
Estee Lauder Companies, Inc. — Class A	941	83,335
Kellogg Co.	1,074	83,203
Moody’s Corp.	712	77,095
Nielsen Holdings plc	1,431	76,659
Mylan N.V.*	1,960	74,716
Dr Pepper Snapple Group, Inc.	790	72,135
CR Bard, Inc.	313	70,200
Clorox Co.	552	69,099
Equifax, Inc.	508	68,367
JM Smucker Co.	496	67,228
AmerisourceBergen Corp. — Class A	770	62,201
Mead Johnson Nutrition Co. — Class A	787	62,181
Laboratory Corporation of America Holdings*	436	59,941
DENTSPLY SIRONA, Inc.	992	58,955
Hershey Co.	598	57,169
Henry Schein, Inc.*	348	56,717
Perrigo Company plc	610	56,321
Verisk Analytics, Inc. — Class A*	669	54,376
Church & Dwight Company, Inc.	1,097	52,568
Global Payments, Inc.	654	50,201
Quest Diagnostics, Inc.	592	50,101
McCormick & Company, Inc.	490	48,961
Centene Corp.*	727	48,680
Universal Health Services, Inc. — Class B	384	47,316
DaVita, Inc.*	705	46,579
Hologic, Inc.*	1,182	45,897
Campbell Soup Co.	828	45,292
Hormel Foods Corp.	1,151	43,657
Western Union Co.	2,078	43,264
Cintas Corp.	364	40,986
Varian Medical Systems, Inc.*	398	39,613
Whole Foods Market, Inc.	1,358	38,499
Cooper Companies, Inc.	208	37,286
Brown-Forman Corp. — Class B	777	36,861
Total System Services, Inc.	705	33,241
Mallinckrodt plc*	459	32,029
Avery Dennison Corp.	379	29,482
United Rentals, Inc.*	367	28,806
H&R Block, Inc.	933	21,599
Robert Half International, Inc.	554	20,974
Quanta Services, Inc.*	644	18,026
Endo International plc*	845	17,027
Patterson Companies, Inc.	355	16,309
Coty, Inc. — Class A*	295	6,933
Total Consumer, Non-cyclical		19,103,257

Financial - 13.2%
Berkshire Hathaway, Inc. — Class B*	8,088	1,168,473
JPMorgan Chase & Co.	15,387	1,024,621
Wells Fargo & Co.	19,345	856,597

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
S&P 500® 2x STRATEGY FUND

	Shares	Value

Bank of America Corp.	43,473	$680,352
Visa, Inc. — Class A	8,036	664,578
Citigroup, Inc.	12,377	584,566
Mastercard, Inc. — Class A	4,085	415,730
U.S. Bancorp	6,854	293,968
Simon Property Group, Inc.	1,339	277,186
Goldman Sachs Group, Inc.	1,606	259,000
American International Group, Inc.	4,333	257,119
Chubb Ltd.	1,981	248,913
American Express Co.	3,306	211,716
MetLife, Inc.	4,681	207,977
American Tower Corp. — Class A	1,813	205,466
Morgan Stanley	6,271	201,048
PNC Financial Services Group, Inc.	2,093	188,558
BlackRock, Inc. — Class A	520	188,480
Bank of New York Mellon Corp.	4,548	181,374
Charles Schwab Corp.	5,129	161,922
Capital One Financial Corp.	2,156	154,865
Prudential Financial, Inc.	1,861	151,951
CME Group, Inc. — Class A	1,444	150,927
Marsh & McLennan Companies, Inc.	2,208	148,488
Public Storage	635	141,693
Travelers Companies, Inc.	1,228	140,667
Intercontinental Exchange, Inc.	507	136,566
Crown Castle International Corp.	1,438	135,474
BB&T Corp.	3,470	130,888
Aon plc	1,131	127,226
Aflac, Inc.	1,745	125,413
Prologis, Inc.	2,245	120,197
Welltower, Inc.	1,525	114,025
Allstate Corp.	1,582	109,443
Equinix, Inc.	303	109,156
State Street Corp.	1,562	108,762
Ventas, Inc.	1,497	105,733
AvalonBay Communities, Inc.	585	104,036
Weyerhaeuser Co.	3,190	101,889
Equity Residential	1,557	100,162
Discover Financial Services	1,719	97,209
Synchrony Financial	3,375	94,500
SunTrust Banks, Inc.	2,136	93,557
Boston Properties, Inc.	654	89,133
Progressive Corp.	2,479	78,089
M&T Bank Corp.	668	77,555
HCP, Inc.	1,992	75,596
Vornado Realty Trust	732	74,086
Realty Income Corp.	1,102	73,757
Willis Towers Watson plc	553	73,422
Hartford Financial Services Group, Inc.	1,644	70,396
T. Rowe Price Group, Inc.	1,058	70,357
General Growth Properties, Inc.	2,488	68,669
Ameriprise Financial, Inc.	688	68,642
Fifth Third Bancorp	3,265	66,802
Essex Property Trust, Inc.	279	62,133
Northern Trust Corp.	907	61,667
Digital Realty Trust, Inc.	626	60,797
Principal Financial Group, Inc.	1,139	58,670
KeyCorp	4,610	56,104
Citizens Financial Group, Inc.	2,213	54,683
Invesco Ltd.	1,746	54,597
Alliance Data Systems Corp.*	249	53,418
Franklin Resources, Inc.	1,497	53,248
Regions Financial Corp.	5,347	52,775
Kimco Realty Corp.	1,789	51,791
Host Hotels & Resorts, Inc.	3,163	49,248
Loews Corp.	1,177	48,434
Cincinnati Financial Corp.	638	48,118
Lincoln National Corp.	992	46,604
Federal Realty Investment Trust	302	46,487
SL Green Realty Corp.	427	46,159
Huntington Bancshares, Inc.	4,624	45,593
Extra Space Storage, Inc.	536	42,564
Macerich Co.	514	41,567
UDR, Inc.	1,138	40,957
XL Group Ltd.	1,171	39,381
Iron Mountain, Inc.	1,043	39,144
Arthur J Gallagher & Co.	754	38,356
CBRE Group, Inc. — Class A*	1,272	35,591
Unum Group	1,000	35,310
Comerica, Inc.	741	35,064
E*TRADE Financial Corp.*	1,166	33,954
Affiliated Managers Group, Inc.*	229	33,136
Nasdaq, Inc.	486	32,824
Apartment Investment & Management Co. — Class A	666	30,576
Torchmark Corp.	474	30,284
Zions Bancorporation	874	27,111
Assurant, Inc.	256	23,616
People’s United Financial, Inc.	1,325	20,962
Navient Corp.	1,351	19,549
Legg Mason, Inc.	393	13,158
Total Financial		13,530,605

Communications - 10.6%
Amazon.com, Inc.*	1,676	1,403,331
Facebook, Inc. — Class A*	9,896	1,269,360
AT&T, Inc.	26,208	1,064,307
Alphabet, Inc. — Class A*	1,256	1,009,900
Alphabet, Inc. — Class C*	1,259	978,608
Verizon Communications, Inc.	17,365	902,633
Cisco Systems, Inc.	21,427	679,664
Comcast Corp. — Class A	10,234	678,924
Walt Disney Co.	6,299	584,924
Priceline Group, Inc.*	211	310,484
Time Warner, Inc.	3,314	263,828
Charter Communications, Inc. — Class A*	923	249,182
Netflix, Inc.*	1,826	179,952
Yahoo!, Inc.*	3,730	160,763
eBay, Inc.*	4,473	147,162
Twenty-First Century Fox, Inc. — Class A	4,533	109,789
CBS Corp. — Class B	1,733	94,865
Omnicom Group, Inc.	1,008	85,680
Symantec Corp.	2,622	65,812
CenturyLink, Inc.	2,326	63,802
Expedia, Inc.	513	59,877

10 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
S&P 500® 2x STRATEGY FUND

	Shares	Value

Level 3 Communications, Inc.*	1,241	$57,558
Viacom, Inc. — Class B	1,479	56,350
Motorola Solutions, Inc.	710	54,159
Twenty-First Century Fox, Inc. — Class B	2,075	51,336
Juniper Networks, Inc.	1,631	39,242
Interpublic Group of Companies, Inc.	1,707	38,151
F5 Networks, Inc.*	282	35,148
VeriSign, Inc.*	396	30,983
TripAdvisor, Inc.*	487	30,769
Scripps Networks Interactive, Inc. — Class A	406	25,777
Discovery Communications, Inc. — Class C*	955	25,126
News Corp. — Class A	1,621	22,662
Frontier Communications Corp.	4,997	20,788
TEGNA, Inc.	913	19,958
Discovery Communications, Inc. — Class A*	643	17,310
News Corp. — Class B	510	7,252
Total Communications		10,895,416

Technology - 10.4%
Apple, Inc.	22,955	2,595,062
Microsoft Corp.	33,196	1,912,090
Intel Corp.	20,154	760,813
International Business Machines Corp.	3,705	588,539
Oracle Corp.	12,821	503,609
QUALCOMM, Inc.	6,278	430,043
Accenture plc — Class A	2,652	323,995
Texas Instruments, Inc.	4,273	299,879
Broadcom Ltd.	1,685	290,697
Adobe Systems, Inc.*	2,123	230,430
salesforce.com, Inc.*	2,743	195,658
Hewlett Packard Enterprise Co.	7,078	161,025
NVIDIA Corp.	2,278	156,089
Applied Materials, Inc.	4,605	138,841
Activision Blizzard, Inc.	2,905	128,692
Cognizant Technology Solutions Corp. — Class A*	2,586	123,378
Intuit, Inc.	1,044	114,850
HP, Inc.	7,288	113,183
Electronic Arts, Inc.*	1,281	109,397
Fidelity National Information Services, Inc.	1,397	107,611
Fiserv, Inc.*	936	93,104
Analog Devices, Inc.	1,310	84,430
Paychex, Inc.	1,367	79,108
Cerner Corp.*	1,280	79,040
Micron Technology, Inc.*	4,424	78,659
Western Digital Corp.	1,211	70,807
Lam Research Corp.	683	64,687
Red Hat, Inc.*	771	62,320
Skyworks Solutions, Inc.	799	60,836
Linear Technology Corp.	1,021	60,535
Autodesk, Inc.*	832	60,179
Xilinx, Inc.	1,080	58,687
Microchip Technology, Inc.	917	56,982
Citrix Systems, Inc.*	663	56,501
Seagate Technology plc	1,272	49,036
KLA-Tencor Corp.	665	46,357
CA, Inc.	1,339	44,294
NetApp, Inc.	1,187	42,518
Akamai Technologies, Inc.*	744	39,425
Xerox Corp.	3,626	36,731
Qorvo, Inc.*	545	30,378
Dun & Bradstreet Corp.	155	21,176
Teradata Corp.*	556	17,236
CSRA, Inc.	620	16,678
Pitney Bowes, Inc.	791	14,365
Dell Technologies Incorporated - VMware Inc — Class V*	1	33
Total Technology		10,607,983

Industrial - 7.7%
General Electric Co.	38,175	1,130,744
3M Co.	2,575	453,792
Honeywell International, Inc.	3,241	377,868
Union Pacific Corp.	3,548	346,037
United Technologies Corp.	3,316	336,906
Boeing Co.	2,471	325,529
United Parcel Service, Inc. — Class B	2,944	321,955
Lockheed Martin Corp.	1,075	257,699
Caterpillar, Inc.	2,489	220,949
General Dynamics Corp.	1,222	189,606
Johnson Controls International plc	4,021	187,106
FedEx Corp.	1,041	181,842
Raytheon Co.	1,257	171,115
Illinois Tool Works, Inc.	1,361	163,102
Northrop Grumman Corp.	761	162,816
Emerson Electric Co.	2,741	149,412
Eaton Corporation plc	1,937	127,280
CSX Corp.	4,030	122,915
Norfolk Southern Corp.	1,251	121,422
Waste Management, Inc.	1,733	110,496
Deere & Co.	1,232	105,151
Corning, Inc.	4,417	104,462
TE Connectivity Ltd.	1,515	97,536
Amphenol Corp. — Class A	1,315	85,370
Cummins, Inc.	661	84,707
Stanley Black & Decker, Inc.	641	78,830
Roper Technologies, Inc.	432	78,827
Ingersoll-Rand plc	1,099	74,666
Parker-Hannifin Corp.	570	71,552
Rockwell Automation, Inc.	551	67,409
Agilent Technologies, Inc.	1,387	65,314
Fortive Corp.	1,281	65,203
Vulcan Materials Co.	567	64,485
TransDigm Group, Inc.*	213	61,583
Ball Corp.	742	60,807
Waters Corp.*	343	54,362
WestRock Co.	1,071	51,922
Republic Services, Inc. — Class A	993	50,097
L-3 Communications Holdings, Inc.	329	49,590
Acuity Brands, Inc.	187	49,480

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
S&P 500® 2x STRATEGY FUND

	Shares	Value

Dover Corp.	661	$48,676
Harris Corp.	529	48,462
Martin Marietta Materials, Inc.	270	48,360
Masco Corp.	1,406	48,240
Mettler-Toledo International, Inc.*	113	47,441
AMETEK, Inc.	990	47,302
Rockwell Collins, Inc.	554	46,724
Textron, Inc.	1,148	45,633
Pentair plc	710	45,610
Kansas City Southern	460	42,927
CH Robinson Worldwide, Inc.	608	42,840
Xylem, Inc.	763	40,020
Expeditors International of Washington, Inc.	771	39,722
Sealed Air Corp.	838	38,397
Fortune Brands Home & Security, Inc.	656	38,114
Snap-on, Inc.	247	37,534
Fluor Corp.	593	30,433
J.B. Hunt Transport Services, Inc.	374	30,346
Stericycle, Inc.*	362	29,011
Allegion plc	409	28,184
Flowserve Corp.	555	26,773
Jacobs Engineering Group, Inc.*	517	26,739
PerkinElmer, Inc.	466	26,147
Garmin Ltd.	491	23,622
FLIR Systems, Inc.	585	18,381
Ryder System, Inc.	228	15,037
Owens-Illinois, Inc.*	690	12,689
Total Industrial		7,853,308

Consumer, Cyclical - 7.3%
Home Depot, Inc.	5,264	677,372
Wal-Mart Stores, Inc.	6,457	465,679
McDonald’s Corp.	3,635	419,334
CVS Health Corp.	4,542	404,193
Starbucks Corp.	6,248	338,267
NIKE, Inc. — Class B	5,744	302,422
Walgreens Boots Alliance, Inc.	3,642	293,618
Costco Wholesale Corp.	1,866	284,584
Lowe’s Companies, Inc.	3,726	269,054
TJX Companies, Inc.	2,797	209,159
Ford Motor Co.	16,624	200,652
General Motors Co.	6,055	192,367
Target Corp.	2,449	168,197
Yum! Brands, Inc.	1,578	143,298
Delta Air Lines, Inc.	3,190	125,558
O’Reilly Automotive, Inc.*	404	113,164
Ross Stores, Inc.	1,689	108,603
Newell Brands, Inc.	2,054	108,164
Southwest Airlines Co.	2,642	102,747
AutoZone, Inc.*	125	96,043
Marriott International, Inc. — Class A	1,363	91,744
Carnival Corp.	1,844	90,024
PACCAR, Inc.	1,493	87,759
Delphi Automotive plc	1,162	82,874
American Airlines Group, Inc.	2,257	82,629
Dollar Tree, Inc.*	1,004	79,246
VF Corp.	1,413	79,198
Dollar General Corp.	1,104	77,269
L Brands, Inc.	1,023	72,398
United Continental Holdings, Inc.*	1,250	65,588
Genuine Parts Co.	634	63,685
Ulta Salon Cosmetics & Fragrance, Inc.*	250	59,495
Mohawk Industries, Inc.*	269	53,891
Royal Caribbean Cruises Ltd.	715	53,589
WW Grainger, Inc.	237	53,287
Chipotle Mexican Grill, Inc. — Class A*	124	52,514
Whirlpool Corp.	321	52,053
Fastenal Co.	1,231	51,431
Macy’s, Inc.	1,314	48,683
Advance Auto Parts, Inc.	314	46,824
LKQ Corp.*	1,308	46,382
Best Buy Company, Inc.	1,176	44,900
Mattel, Inc.	1,451	43,936
DR Horton, Inc.	1,443	43,578
CarMax, Inc.*	816	43,534
Coach, Inc.	1,188	43,433
Hanesbrands, Inc.	1,609	40,627
Harley-Davidson, Inc.	762	40,074
Foot Locker, Inc.	576	39,007
Tractor Supply Co.	569	38,322
Hasbro, Inc.	481	38,158
PVH Corp.	342	37,791
Goodyear Tire & Rubber Co.	1,118	36,111
Alaska Air Group, Inc.	524	34,511
Lennar Corp. — Class A	800	33,872
Michael Kors Holdings Ltd.*	720	33,689
Kohl’s Corp.	765	33,469
Tiffany & Co.	458	33,264
Darden Restaurants, Inc.	538	32,990
Wynn Resorts Ltd.	338	32,928
Wyndham Worldwide Corp.	468	31,510
Under Armour, Inc. — Class A*	781	30,209
BorgWarner, Inc.	858	30,184
Bed Bath & Beyond, Inc.	658	28,366
Under Armour, Inc. — Class C*	785	26,580
PulteGroup, Inc.	1,317	26,393
Leggett & Platt, Inc.	569	25,935
Nordstrom, Inc.	495	25,681
Harman International Industries, Inc.	297	25,082
Ralph Lauren Corp. — Class A	240	24,274
Signet Jewelers Ltd.	322	23,999
Staples, Inc.	2,771	23,692
The Gap, Inc.	934	20,772
AutoNation, Inc.*	283	13,785
Urban Outfitters, Inc.*	379	13,083
Total Consumer, Cyclical		7,506,777

Energy - 5.7%
Exxon Mobil Corp.	17,665	1,541,802
Chevron Corp.	8,037	827,168
Schlumberger Ltd.	5,924	465,863
Occidental Petroleum Corp.	3,254	237,281
ConocoPhillips	5,276	229,347
EOG Resources, Inc.	2,346	226,882

12 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
S&P 500® 2x STRATEGY FUND

	Shares	Value

Kinder Morgan, Inc.	8,178	$189,158
Halliburton Co.	3,668	164,620
Phillips 66	1,893	152,482
Anadarko Petroleum Corp.	2,325	147,312
Pioneer Natural Resources Co.	722	134,039
Spectra Energy Corp.	2,987	127,694
Valero Energy Corp.	1,965	104,145
Apache Corp.	1,616	103,214
Devon Energy Corp.	2,231	98,409
Baker Hughes, Inc.	1,823	92,007
Marathon Petroleum Corp.	2,253	91,449
Williams Companies, Inc.	2,910	89,424
Concho Resources, Inc.*	606	83,234
Noble Energy, Inc.	1,830	65,404
Hess Corp.	1,146	61,449
National Oilwell Varco, Inc.	1,608	59,078
Marathon Oil Corp.	3,609	57,058
Cimarex Energy Co.	405	54,420
Equities Corp.	736	53,448
Cabot Oil & Gas Corp. — Class A	1,982	51,136
ONEOK, Inc.	896	46,045
Tesoro Corp.	506	40,257
Newfield Exploration Co.*	846	36,767
Range Resources Corp.	801	31,039
Helmerich & Payne, Inc.	460	30,958
Southwestern Energy Co.*	2,102	29,092
FMC Technologies, Inc.*	961	28,513
Murphy Oil Corp.	690	20,976
Chesapeake Energy Corp.*	2,780	17,431
Transocean Ltd.*	1,463	15,596
First Solar, Inc.*	327	12,913
Total Energy		5,817,110

Utilities - 2.6%
NextEra Energy, Inc.	1,990	243,417
Duke Energy Corp.	2,935	234,917
Southern Co.	4,169	213,870
Dominion Resources, Inc.	2,666	198,004
American Electric Power Company, Inc.	2,095	134,520
Exelon Corp.	3,931	130,863
PG&E Corp.	2,124	129,925
Sempra Energy	1,064	114,050
Edison International	1,388	100,283
PPL Corp.	2,889	99,873
Consolidated Edison, Inc.	1,297	97,664
Public Service Enterprise Group, Inc.	2,155	90,230
Xcel Energy, Inc.	2,164	89,027
WEC Energy Group, Inc.	1,345	80,539
Eversource Energy	1,351	73,197
DTE Energy Co.	764	71,564
FirstEnergy Corp.	1,811	59,908
Entergy Corp.	762	58,468
American Water Works Company, Inc.	758	56,729
Ameren Corp.	1,034	50,852
CMS Energy Corp.	1,189	49,950
SCANA Corp.	609	44,073
CenterPoint Energy, Inc.	1,835	42,627
Alliant Energy Corp.	968	37,084
AES Corp.	2,808	36,083
Pinnacle West Capital Corp.	474	36,019
NiSource, Inc.	1,373	33,103
NRG Energy, Inc.	1,343	15,055
Total Utilities		2,621,894

Basic Materials - 1.8%
EI du Pont de Nemours & Co.	3,725	249,463
Dow Chemical Co.	4,800	248,784
Monsanto Co.	1,864	190,501
Praxair, Inc.	1,214	146,687
Air Products & Chemicals, Inc.	923	138,764
PPG Industries, Inc.	1,134	117,210
LyondellBasell Industries N.V. — Class A	1,452	117,118
Sherwin-Williams Co.	342	94,618
Newmont Mining Corp.	2,260	88,795
International Paper Co.	1,752	84,061
Nucor Corp.	1,355	67,005
Alcoa, Inc.	5,604	56,825
Freeport-McMoRan, Inc.	5,206	56,537
International Flavors & Fragrances, Inc.	339	48,467
Eastman Chemical Co.	629	42,571
Albemarle Corp.	479	40,950
Mosaic Co.	1,492	36,494
FMC Corp.	569	27,505
CF Industries Holdings, Inc.	993	24,180
Total Basic Materials		1,876,535

Diversified - 0.0%
Leucadia National Corp.	1,382	26,313

Total Common Stocks
(Cost $68,258,110)		79,839,198

	Face Amount

U.S. TREASURY BILLS†† - 0.1%
U.S. Treasury Bill
0.00% due 10/13/16[1,5]	$100,000	99,995
Total U.S. Treasury Bills
(Cost $99,997)		99,995

REPURCHASE AGREEMENTS††,2 - 20.5%
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16[3]	21,015,974	21,015,974
Total Repurchase Agreements
(Cost $21,015,974)		21,015,974

Total Investments - 98.7%
(Cost $89,374,081)		$100,955,167
Other Assets & Liabilities, net - 1.3%		1,379,756
Total Net Assets - 100.0%		$102,334,923

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2016
S&P 500® 2x STRATEGY FUND

	Contracts	Unrealized Gain

EQUITY FUTURES CONTRACTS PURCHASED†
December 2016 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $1,404,163)	13	$28,745

Units

OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International October 2016 S&P 500 Index Swap 0.95%[4], Terminating 10/27/16 (Notional Value $79,996,258)	36,894	$827,818
BNP Paribas November 2016 S&P 500 Index Swap 0.78%[4], Terminating 11/01/16 (Notional Value $11,548,352)	5,326	$90,629
Barclays Bank plc October 2016 S&P 500 Index Swap 0.80%[4], Terminating 10/31/16 (Notional Value $31,741,444)	14,639	70,034
(Total Notional Value $123,286,054)		$988,481

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Zero coupon rate security.
[2]	Repurchase Agreement — See Note 5.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2016.
[4]	Total Return based on S&P 500 Index +/- financing at a variable rate. Rate indicated is the rate effective at September 30, 2016.
[5]	All or a portion of this security is pledged as futures collateral at September 30, 2016.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$79,839,198	$—	$—	$—	$—	$79,839,198
Equity Futures Contracts	—	28,745	—	—	—	28,745
Equity Index Swap Agreements	—	—	—	988,481	—	988,481
Repurchase Agreements	—	—	21,015,974	—	—	21,015,974
U.S. Treasury Bills	—	—	99,995	—	—	99,995
Total	$79,839,198	$28,745	$21,115,969	$988,481	$—	$101,972,393

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

14 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2016

Assets:
Investments, at value (cost $68,358,107)	$79,939,193
Repurchase agreements, at value (cost $21,015,974)	21,015,974
Total investments (cost $89,374,081)	100,955,167
Segregated cash with broker	3,350,000
Unrealized appreciation on swap agreements	988,481
Cash	1,389
Receivables:
Swap settlement	36,044
Variation margin	10,694
Securities sold	4,526
Fund shares sold	11,900,541
Dividends	82,970
Interest	210
Total assets	117,330,022

Liabilities:
Payable for:
Fund shares redeemed	9,747,122
Securities purchased	4,989,791
Management fees	76,254
Distribution and service fees	27,762
Transfer agent and administrative fees	21,182
Portfolio accounting fees	12,709
Miscellaneous	120,279
Total liabilities	14,995,099
Commitments and contingent liabilities (Note 10)	—
Net assets	$102,334,923

Net assets consist of:
Paid in capital	$71,466,135
Accumulated net investment loss	(256,901)
Accumulated net realized gain on investments	18,527,377
Net unrealized appreciation on investments	12,598,312
Net assets	$102,334,923

A-Class:
Net assets	$10,810,914
Capital shares outstanding	143,457
Net asset value per share	$75.36
Maximum offering price per share (Net asset value divided by 95.25%)	$79.12

C-Class:
Net assets	$10,271,359
Capital shares outstanding	154,899
Net asset value per share	$66.31

H-Class:
Net assets	$81,252,650
Capital shares outstanding	1,079,426
Net asset value per share	$75.27

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2016

Investment Income:
Dividends (net of foreign withholding tax of $69)	$813,800
Interest	45,421
Total investment income	859,221

Expenses:
Management fees	528,027
Transfer agent and administrative fees	146,675
Distribution and service fees:
A-Class	14,651
C-Class	49,981
H-Class	119,530
Portfolio accounting fees	88,006
Registration fees	72,457
Custodian fees	6,917
Trustees’ fees*	5,970
Line of credit fees	180
Miscellaneous	59,432
Total expenses	1,091,826
Net investment loss	(232,605)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	25,322,553
Swap agreements	9,571,423
Futures contracts	1,666,441
Net realized gain	36,560,417
Net change in unrealized appreciation (depreciation) on:
Investments	(19,525,673)
Swap agreements	372,535
Futures contracts	(167,912)
Net change in unrealized appreciation (depreciation)	(19,321,050)
Net realized and unrealized gain	17,239,367
Net increase in net assets resulting from operations	$17,006,762

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 15

S&P 500® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(232,605)	$(420,119)
Net realized gain (loss) on investments	36,560,417	(4,348,675)
Net change in unrealized appreciation (depreciation) on investments	(19,321,050)	(3,958,323)
Net increase (decrease) in net assets resulting from operations	17,006,762	(8,727,117)

Distributions to shareholders from:
Net realized gains
A-Class	—	(202,503)
C-Class	—	(161,219)
H-Class	—	(1,676,089)
Total distributions to shareholders	—	(2,039,811)

Capital share transactions:
Proceeds from sale of shares
A-Class	38,030,506	48,134,741
C-Class	14,869,419	61,912,957
H-Class	891,576,728	1,830,598,918
Distributions reinvested
A-Class	—	184,629
C-Class	—	143,367
H-Class	—	1,437,179
Cost of shares redeemed
A-Class	(40,423,610)	(49,237,552)
C-Class	(15,023,265)	(64,436,179)
H-Class	(939,039,578)	(1,858,961,590)
Net decrease from capital share transactions	(50,009,800)	(30,223,530)
Net decrease in net assets	(33,003,038)	(40,990,458)

Net assets:
Beginning of period	135,337,961	176,328,419
End of period	$102,334,923	$135,337,961
Accumulated net investment loss at end of period	$(256,901)	$(24,296)

Capital share activity:
Shares sold
A-Class	524,992	711,861
C-Class	234,658	1,050,743
H-Class	12,522,468	27,312,667
Shares issued from reinvestment of distributions
A-Class	—	2,693
C-Class	—	2,363
H-Class	—	20,987
Shares redeemed
A-Class	(558,204)	(734,839)
C-Class	(235,870)	(1,088,284)
H-Class	(13,121,106)	(27,802,476)
Net decrease in shares	(633,062)	(524,285)

16 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Period Ended March 28, 2013[b,f]	Year Ended December 31, 2012	Year Ended December 31, 2011
Per Share Data
Net asset value, beginning of period	$67.98	$70.18	$58.57	$40.90	$33.77	$26.15	$27.31
Income (loss) from investment operations:
Net investment income (loss)[c]	(.13)	(.16)	(.19)	(.20)	(.06)	(.15)	(.18)
Net gain (loss) on investments (realized and unrealized)	7.51	(1.02)	13.36	17.87	7.19	7.77	(.98)
Total from investment operations	7.38	(1.18)	13.17	17.67	7.13	7.62	(1.16)
Less distributions from:
Net realized gains	—	(1.02)	(1.56)	—	—	—	—
Total distributions	—	(1.02)	(1.56)	—	—	—	—
Net asset value, end of period	$75.36	$67.98	$70.18	$58.57	$40.90	$33.77	$26.15

Total Return[d]	10.84%	(1.69%)	22.51%	43.20%	21.11%	29.14%	(4.21%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,811	$12,011	$13,822	$9,788	$6,537	$5,092	$5,982
Ratios to average net assets:
Net investment income (loss)	(0.36%)	(0.23%)	(0.29%)	(0.40%)	(0.59%)	(0.49%)	(0.66%)
Total expenses	1.79%	1.76%	1.80%	1.73%	1.77%	1.76%	1.89%
Portfolio turnover rate	281%	216%	420%	396%	— [e]	548%	311%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 17

S&P 500® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Period Ended March 28, 2013[b,f]	Year Ended December 31, 2012	Year Ended December 31, 2011
Per Share Data
Net asset value, beginning of period	$60.04	$62.57	$52.75	$37.12	$30.71	$23.94	$25.16
Income (loss) from investment operations:
Net investment income (loss)[c]	(.35)	(.59)	(.62)	(.49)	(.11)	(.36)	(.35)
Net gain (loss) on investments (realized and unrealized)	6.62	(.92)	12.00	16.12	6.52	7.13	(.87)
Total from investment operations	6.27	(1.51)	11.38	15.63	6.41	6.77	(1.22)
Less distributions from:
Net realized gains	—	(1.02)	(1.56)	—	—	—	—
Total distributions	—	(1.02)	(1.56)	—	—	—	—
Net asset value, end of period	$66.31	$60.04	$62.57	$52.75	$37.12	$30.71	$23.94

Total Return[d]	10.43%	(2.43%)	21.59%	42.11%	20.87%	28.28%	(4.81%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,271	$9,373	$11,969	$11,825	$10,667	$8,543	$10,876
Ratios to average net assets:
Net investment income (loss)	(1.10%)	(0.99%)	(1.04%)	(1.11%)	(1.34%)	(1.25%)	(1.39%)
Total expenses	2.54%	2.51%	2.55%	2.50%	2.51%	2.51%	2.64%
Portfolio turnover rate	281%	216%	420%	396%	— [e]	548%	311%

18 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Period Ended March 28, 2013[b,f]	Year Ended December 31, 2012	Year Ended December 31, 2011
Per Share Data
Net asset value, beginning of period	$67.91	$70.12	$58.52	$40.88	$33.76	$26.16	$27.31
Income (loss) from investment operations:
Net investment income (loss)[c]	(.12)	(.16)	(.18)	(.19)	(.06)	(.18)	(.21)
Net gain (loss) on investments (realized and unrealized)	7.48	(1.03)	13.34	17.83	7.18	7.78	(.94)
Total from investment operations	7.36	(1.19)	13.16	17.64	7.12	7.60	(1.15)
Less distributions from:
Net realized gains	—	(1.02)	(1.56)	—	—	—	—
Total distributions	—	(1.02)	(1.56)	—	—	—	—
Net asset value, end of period	$75.27	$67.91	$70.12	$58.52	$40.88	$33.76	$26.16

Total Return[d]	10.84%	(1.71%)	22.51%	43.12%	21.12%	29.05%	(4.21%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$81,253	$113,954	$150,537	$115,683	$76,933	$64,617	$174,336
Ratios to average net assets:
Net investment income (loss)	(0.33%)	(0.24%)	(0.28%)	(0.38%)	(0.61%)	(0.58%)	(0.76%)
Total expenses	1.79%	1.76%	1.80%	1.74%	1.76%	1.76%	1.89%
Portfolio turnover rate	281%	216%	420%	396%	— [e]	548%	311%

[a]	Unaudited figures for the period ended September 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Total return does not reflect the impact of any applicable sales charges.
[e]	Less than 1%.
[f]	The Fund changed its fiscal year end from December to March in 2013.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 19

FUND PROFILE (Unaudited)	September 30, 2016

INVERSE S&P 500® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	March 7, 2001
H-Class	May 19, 2000

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

20 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016
INVERSE S&P 500® 2x STRATEGY FUND

	Face Amount	Value

FEDERAL AGENCY NOTES†† - 45.0%
Federal Farm Credit Bank[1]
0.65% due 08/10/18[2]	$12,000,000	$11,992,320
0.67% due 09/12/18[2]	5,000,000	4,996,120
Total Federal Farm Credit Bank		16,988,440
Freddie Mac[3]
0.80% due 10/27/17	5,000,000	4,998,230
Total Federal Agency Notes
(Cost $21,992,326)		21,986,670

REPURCHASE AGREEMENTS††,4 - 52.1%
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16[5]	25,479,324	25,479,324
Total Repurchase Agreements
(Cost $25,479,324)		25,479,324

Total Investments - 97.1%
(Cost $47,471,650)		$47,465,994
Other Assets & Liabilities, net - 2.9%		1,412,364
Total Net Assets - 100.0%		$48,878,358

	Contracts	Unrealized Gain (Loss)

EQUITY FUTURES CONTRACTS SOLD SHORT†
December 2016 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $756,088)	7	$2,980

	Units

OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Barclays Bank plc October 2016 S&P 500 Index Swap 0.65%[6], Terminating 10/31/16 (Notional Value $15,588,415)	7,189	$22,503
BNP Paribas November 2016 S&P 500 Index Swap 0.28%[6], Terminating 11/01/16 (Notional Value $14,404,881)	6,644	(113,370)
Goldman Sachs International October 2016 S&P 500 Index Swap 0.85%[6], Terminating 10/27/16 (Notional Value $66,937,117)	30,871	(681,899)
(Total Notional Value $96,930,413)		$(772,766)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	Variable rate security. Rate indicated is rate effective at September 30, 2016.
[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[4]	Repurchase Agreement — See Note 5.
[5]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2016.
[6]	Total Return based on S&P 500 Index +/- financing at a variable rate. Rate indicated is the rate effective at September 30, 2016.
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 21

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2016
INVERSE S&P 500® 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Futures Contracts	$—	$2,980	$—	$—	$—	$2,980
Equity Index Swap Agreements	—	—	—	22,503	—	22,503
Federal Agency Notes	—	—	21,986,670	—	—	21,986,670
Repurchase Agreements	—	—	25,479,324	—	—	25,479,324
Total	$—	$2,980	$47,465,994	$22,503	$—	$47,491,477

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$—	$795,269	$—	$795,269

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

22 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE S&P 500® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2016

Assets:
Investments, at value (cost $21,992,326)	$21,986,670
Repurchase agreements, at value (cost $25,479,324)	25,479,324
Total investments (cost $47,471,650)	47,465,994
Segregated cash with broker	1,439,400
Unrealized appreciation on swap agreements	22,503
Receivables:
Fund shares sold	2,180,720
Interest	30,401
Total assets	51,139,018

Liabilities:
Unrealized depreciation on swap agreements	795,269
Payable for:
Fund shares redeemed	1,289,921
Swap settlement	82,618
Management fees	34,290
Distribution and service fees	10,625
Transfer agent and administrative fees	9,525
Portfolio accounting fees	5,715
Variation margin	4,113
Miscellaneous	28,584
Total liabilities	2,260,660
Commitments and contingent liabilities (Note 10)	—
Net assets	$48,878,358

Net assets consist of:
Paid in capital	$381,793,671
Accumulated net investment loss	(710,293)
Accumulated net realized loss on investments	(331,429,578)
Net unrealized depreciation on investments	(775,442)
Net assets	$48,878,358

A-Class:
Net assets	$10,967,892
Capital shares outstanding*	151,279
Net asset value per share*	$72.50
Maximum offering price per share (Net asset value divided by 95.25%)*	$76.12

C-Class:
Net assets	$2,356,426
Capital shares outstanding*	36,612
Net asset value per share*	$64.36

H-Class:
Net assets	$35,554,040
Capital shares outstanding*	488,813
Net asset value per share*	$72.74

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2016

Investment Income:
Interest	$86,403
Total investment income	86,403

Expenses:
Management fees	253,289
Transfer agent and administrative fees	70,359
Distribution and service fees:
A-Class	11,798
C-Class	10,053
H-Class	56,050
Portfolio accounting fees	42,216
Registration fees	36,558
Custodian fees	3,310
Trustees’ fees**	2,940
Line of credit fees	688
Miscellaneous	26,570
Total expenses	513,831
Net investment loss	(427,428)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	14,148
Swap agreements	(4,412,370)
Futures contracts	(248,181)
Net realized loss	(4,646,403)
Net change in unrealized appreciation (depreciation) on:
Investments	(3,230)
Swap agreements	(317,286)
Futures contracts	2,445
Net change in unrealized appreciation (depreciation)	(318,071)
Net realized and unrealized loss	(4,964,474)
Net decrease in net assets resulting from operations	$(5,391,902)

*	The shares outstanding, net asset value per share and the maximum offering price per share have been restated to reflect a 1:4 reverse share split effective November 4, 2016 — See Note 12.
**	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 23

INVERSE S&P 500® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(427,428)	$(863,670)
Net realized loss on investments	(4,646,403)	(9,489,859)
Net change in unrealized appreciation (depreciation) on investments	(318,071)	(285,718)
Net decrease in net assets resulting from operations	(5,391,902)	(10,639,247)

Capital share transactions:
Proceeds from sale of shares
A-Class	39,200,683	40,082,491
C-Class	26,474,050	72,544,705
H-Class	609,041,388	1,323,355,159
Cost of shares redeemed
A-Class	(34,729,518)	(33,310,915)
C-Class	(25,491,867)	(73,173,504)
H-Class	(613,055,891)	(1,297,734,151)
Net increase from capital share transactions	1,438,845	31,763,785
Net increase (decrease) in net assets	(3,953,057)	21,124,538

Net assets:
Beginning of period	52,831,415	31,706,877
End of period	$48,878,358	$52,831,415
Accumulated net investment loss at end of period	$(710,293)	$(282,865)

Capital share activity*:
Shares sold
A-Class	501,694	426,272
C-Class	382,764	872,136
H-Class	7,823,172	14,117,740
Shares redeemed
A-Class	(438,203)	(360,424)
C-Class	(368,473)	(877,712)
H-Class	(7,852,204)	(13,884,102)
Net increase in shares	48,750	293,910

*	Capital share activity for the periods presented through September 30, 2016, has been restated to reflect a 1:4 reverse share split effective November 4, 2016 — See Note 12.

24 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE S&P 500® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2016[a,g]	Year Ended March 31, 2016[g]	Year Ended March 31, 2015[g]	Year Ended March 31, 2014[f,g]	Period Ended March 28, 2013[b,e,f,g]	Year Ended December 31, 2012[f,g]	Year Ended December 31, 2011[f,g]
Per Share Data
Net asset value, beginning of period	$84.22	$95.49	$127.97	$200.30	$247.99	$356.71	$446.60
Income (loss) from investment operations:
Net investment income (loss)[c]	(.56)	(1.52)	(1.88)	(2.76)	(.84)	(4.48)	(7.56)
Net gain (loss) on investments (realized and unrealized)	(11.16)	(9.75)	(30.60)	(69.57)	(46.85)	(104.24)	(82.33)
Total from investment operations	(11.72)	(11.27)	(32.48)	(72.33)	(47.69)	(108.72)	(89.89)
Net asset value, end of period	$72.50	$84.22	$95.49	$127.97	$200.30	$247.99	$356.71

Total Return[d]	(13.92%)	(11.81%)	(25.38%)	(36.08%)	(19.30%)	(30.46%)	(20.13%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,968	$7,393	$2,095	$2,094	$4,921	$5,295	$6,138
Ratios to average net assets:
Net investment income (loss)	(1.49%)	(1.60%)	(1.73%)	(1.70%)	(1.66%)	(1.62%)	(1.84%)
Total expenses	1.80%	1.76%	1.77%	1.74%	1.75%	1.75%	1.93%
Portfolio turnover rate	175%	—	—	—	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 25

INVERSE S&P 500® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended September 30, 2016[a,g]	Year Ended March 31, 2016[g]	Year Ended March 31, 2015[g]	Year Ended March 31, 2014[f,g]	Period Ended March 28, 2013[b,e,f,g]	Year Ended December 31, 2012[f,g]	Year Ended December 31, 2011[f,g]
Per Share Data
Net asset value, beginning of period	$75.05	$85.79	$115.88	$182.63	$226.42	$327.86	$413.12
Income (loss) from investment operations:
Net investment income (loss)[c]	(.80)	(2.00)	(2.52)	(3.64)	(1.12)	(6.16)	(9.52)
Net gain (loss) on investments (realized and unrealized)	(9.89)	(8.74)	(27.57)	(63.11)	(42.67)	(95.28)	(75.74)
Total from investment operations	(10.69)	(10.74)	(30.09)	(66.75)	(43.79)	(101.44)	(85.26)
Net asset value, end of period	$64.36	$75.05	$85.79	$115.88	$182.63	$226.42	$327.86

Total Return[d]	(14.28%)	(12.49%)	(25.96%)	(36.52%)	(19.41%)	(30.91%)	(20.61%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,356	$1,675	$2,393	$2,221	$3,854	$4,187	$6,860
Ratios to average net assets:
Net investment income (loss)	(2.22%)	(2.35%)	(2.47%)	(2.45%)	(2.39%)	(2.37%)	(2.58%)
Total expenses	2.52%	2.47%	2.51%	2.49%	2.47%	2.50%	2.68%
Portfolio turnover rate	175%	—	—	—	—	—	—

26 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE S&P 500® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2016[a,g]	Year Ended March 31, 2016[g]	Year Ended March 31, 2015[g]	Year Ended March 31, 2014[f,g]	Period Ended March 28, 2013[b,e,f,g]	Year Ended December 31, 2012[f,g]	Year Ended December 31, 2011[f,g]
Per Share Data
Net asset value, beginning of period	$84.51	$95.77	$128.40	$201.04	$248.76	$357.63	$447.24
Income (loss) from investment operations:
Net investment income (loss)[c]	(.60)	(1.52)	(1.88)	(2.76)	(.84)	(4.76)	(7.56)
Net gain (loss) on investments (realized and unrealized)	(11.17)	(9.74)	(30.75)	(69.88)	(46.88)	(104.11)	(82.05)
Total from investment operations	(11.77)	(11.26)	(32.63)	(72.64)	(47.72)	(108.87)	(89.61)
Net asset value, end of period	$72.74	$84.51	$95.77	$128.40	$201.04	$248.76	$357.63

Total Return[d]	(13.96%)	(11.74%)	(25.42%)	(36.13%)	(19.14%)	(30.46%)	(20.04%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$35,554	$43,763	$27,218	$32,610	$55,573	$52,066	$73,750
Ratios to average net assets:
Net investment income (loss)	(1.49%)	(1.63%)	(1.73%)	(1.70%)	(1.67%)	(1.64%)	(1.83%)
Total expenses	1.79%	1.76%	1.77%	1.74%	1.76%	1.76%	1.93%
Portfolio turnover rate	175%	—	—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Total return does not reflect the impact of any applicable sales charges.
[e]	The Fund changed its fiscal year end from December to March in 2013.
[f]	Reverse Share Split — Per share amounts for periods presented through February 21, 2014 have been restated to reflect a 1:7 reverse share split effective February 21, 2014.
[g]	Reverse Share split — Per share amounts for the periods presented through September 30 , 2016 have been restated to reflect a 1:4 reverse share split effective November 4, 2016 — See Note 12.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 27

FUND PROFILE (Unaudited)	September 30, 2016

NASDAQ-100® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the NASDAQ-100® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	November 20, 2000
H-Class	May 24, 2000

Ten Largest Holdings (% of Total Net Assets)
Apple, Inc.	8.3%
Microsoft Corp.	6.1%
Amazon.com, Inc.	5.4%
Facebook, Inc. — Class A	4.1%
Alphabet, Inc. — Class C	3.6%
Alphabet, Inc. — Class A	3.2%
Intel Corp.	2.4%
Cisco Systems, Inc.	2.2%
Comcast Corp. — Class A	2.2%
Amgen, Inc.	1.7%
Top Ten Total	39.2%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

28 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016
NASDAQ-100® 2x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 76.7%

Communications - 28.5%
Amazon.com, Inc.*	18,794	$15,736,404
Facebook, Inc. — Class A*	92,090	11,812,384
Alphabet, Inc. — Class C*	13,622	10,588,245
Alphabet, Inc. — Class A*	11,689	9,398,658
Cisco Systems, Inc.	199,395	6,324,809
Comcast Corp. — Class A	95,239	6,318,156
Charter Communications, Inc. — Class A*	10,740	2,899,478
Priceline Group, Inc.*	1,960	2,884,120
Baidu, Inc. ADR*	10,863	1,977,826
Netflix, Inc.*	16,996	1,674,956
Yahoo!, Inc.*	37,732	1,626,249
T-Mobile US, Inc.*	32,617	1,523,866
eBay, Inc.*	44,759	1,472,571
Twenty-First Century Fox, Inc. — Class A	42,181	1,021,624
JD.com, Inc. ADR*	36,307	947,250
Liberty Global plc*	25,560	844,502
Sirius XM Holdings, Inc.*	193,376	806,378
Twenty-First Century Fox, Inc. — Class B	31,656	783,169
Ctrip.com International Ltd. ADR*	14,831	690,680
Expedia, Inc.	5,435	634,373
Symantec Corp.	24,404	612,540
Viacom, Inc. — Class B	13,765	524,447
DISH Network Corp. — Class A*	8,976	491,705
Vodafone Group plc ADR	15,859	462,290
Liberty Global plc — Class A*	10,480	358,206
TripAdvisor, Inc.*	5,267	332,769
Discovery Communications, Inc. — Class C*	9,456	248,788
Liberty Ventures*	5,361	213,743
Discovery Communications, Inc. — Class A*	5,982	161,035
Liberty Global plc LiLAC — Class C*	289	8,106
Liberty Global plc LiLAC — Class A*	271	7,477
Total Communications		83,386,804

Technology - 28.0%
Apple, Inc.	213,617	24,149,401
Microsoft Corp.	308,922	17,793,908
Intel Corp.	187,553	7,080,125
QUALCOMM, Inc.	58,421	4,001,839
Texas Instruments, Inc.	39,771	2,791,128
Broadcom Ltd.	15,680	2,705,114
Adobe Systems, Inc.*	19,754	2,144,099
NVIDIA Corp.	21,209	1,453,241
NXP Semiconductor N.V.*	13,447	1,371,728
Activision Blizzard, Inc.	29,395	1,302,199
Applied Materials, Inc.	42,851	1,291,958
Cognizant Technology Solutions Corp. — Class A*	24,061	1,147,950
Intuit, Inc.	10,143	1,115,831
Electronic Arts, Inc.*	11,923	1,018,224
Fiserv, Inc.*	8,714	866,781
Paychex, Inc.	14,293	827,136
Cerner Corp.*	13,388	826,709
Analog Devices, Inc.	12,189	785,581
Micron Technology, Inc.*	41,165	731,914
NetEase, Inc. ADR	3,027	728,841
Western Digital Corp.	11,269	658,899
Autodesk, Inc.*	8,796	636,215
Lam Research Corp.	6,354	601,787
Skyworks Solutions, Inc.	7,433	565,949
Linear Technology Corp.	9,503	563,433
CA, Inc.	16,609	549,426
Xilinx, Inc.	10,049	546,063
Microchip Technology, Inc.	8,534	530,303
Check Point Software Technologies Ltd.*	6,797	527,515
Citrix Systems, Inc.*	6,174	526,148
Seagate Technology plc	11,884	458,128
Maxim Integrated Products, Inc.	11,239	448,773
NetApp, Inc.	11,031	395,130
Akamai Technologies, Inc.*	6,926	367,009
Total Technology		81,508,485

Consumer, Non-cyclical - 13.2%
Amgen, Inc.	29,668	4,948,919
Kraft Heinz Co.	48,271	4,320,737
Gilead Sciences, Inc.	52,316	4,139,242
Celgene Corp.*	30,729	3,212,102
Biogen, Inc.*	8,686	2,718,979
Mondelez International, Inc. — Class A	61,666	2,707,137
PayPal Holdings, Inc.*	47,846	1,960,251
Express Scripts Holding Co.*	24,984	1,762,122
Regeneron Pharmaceuticals, Inc.*	4,099	1,647,880
Automatic Data Processing, Inc.	18,085	1,595,097
Monster Beverage Corp.*	7,546	1,107,828
Intuitive Surgical, Inc.*	1,526	1,106,091
Alexion Pharmaceuticals, Inc.*	8,890	1,089,381
Illumina, Inc.*	5,812	1,055,808
Vertex Pharmaceuticals, Inc.*	9,823	856,664
Mylan N.V.*	21,205	808,335
Incyte Corp.*	7,453	702,743
BioMarin Pharmaceutical, Inc.*	6,781	627,378
DENTSPLY SIRONA, Inc.	9,237	548,955
Verisk Analytics, Inc. — Class A*	6,698	544,413
Henry Schein, Inc.*	3,243	528,544
Whole Foods Market, Inc.	12,638	358,287
Total Consumer, Non-cyclical		38,346,893

Consumer, Cyclical - 6.3%
Walgreens Boots Alliance, Inc.	42,907	3,459,161
Starbucks Corp.	58,141	3,147,754
Costco Wholesale Corp.	17,367	2,648,641
Tesla Motors, Inc.*	5,917	1,207,246
O’Reilly Automotive, Inc.*	3,764	1,054,334
Ross Stores, Inc.	15,838	1,018,383
PACCAR, Inc.	13,896	816,807
American Airlines Group, Inc.	21,007	769,066
Dollar Tree, Inc.*	9,342	737,364
Marriott International, Inc. — Class A	10,085	679,023
Ulta Salon Cosmetics & Fragrance, Inc.*	2,473	588,525
Fastenal Co.	11,455	478,590

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 29

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
NASDAQ-100® 2x STRATEGY FUND

	Shares	Value

Mattel, Inc.	13,503	$408,871
Tractor Supply Co.	5,299	356,888
Liberty Interactive Corporation QVC Group — Class A*	17,707	354,317
Norwegian Cruise Line Holdings Ltd.*	9,003	339,413
Bed Bath & Beyond, Inc.	6,124	264,006
Total Consumer, Cyclical		18,328,389

Industrial - 0.7%
CSX Corp.	37,502	1,143,811
SBA Communications Corp. — Class A*	4,941	554,183
Stericycle, Inc.*	3,372	270,232
Total Industrial		1,968,226

Total Common Stocks
(Cost $171,283,565)		223,538,797

	Face Amount

FEDERAL AGENCY DISCOUNT NOTES†† - 2.1%
Farmer Mac[1]
0.66% due 12/09/16	$6,000,000	5,997,096
Total Federal Agency Discount Notes
(Cost $5,992,410)		5,997,096

U.S. TREASURY BILLS†† - 0.2%
U.S. Treasury Bill
0.00% due 10/13/16[2,6]	600,000	599,972
Total U.S. Treasury Bills
(Cost $599,985)		599,972
REPURCHASE AGREEMENTS††,3 - 10.7%
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16[4]	31,043,075	31,043,075
Total Repurchase Agreements
(Cost $31,043,075)		31,043,075

Total Investments - 89.7%
(Cost $208,919,035)		$261,178,940
Other Assets & Liabilities, net - 10.3%		30,016,429
Total Net Assets - 100.0%		$291,195,369

	Contracts	Unrealized Gain

EQUITY FUTURES CONTRACTS PURCHASED†
December 2016 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $26,586,105)	273	$639,598

	Units

OTC EQUITY INDEX SWAP AGREEMENTS††
BNP Paribas November 2016 NASDAQ-100 Index Swap 0.78%[5], Terminating 11/01/16 (Notional Value $71,193,004)	14,602	$541,567
Goldman Sachs International October 2016 NASDAQ-100 Index Swap 1.05%[5], Terminating 10/27/16 (Notional Value $3,256,224)	668	39,109
Barclays Bank plc October 2016 NASDAQ-100 Index Swap 0.75%[5], Terminating 10/31/16 (Notional Value $257,995,698)	52,915	3,248
(Total Notional Value $332,444,926)		$583,924

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	Zero coupon rate security.
[3]	Repurchase Agreement — See Note 5.
[4]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2016.
[5]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate. Rate indicated is the rate effective at September 30, 2016.
[6]	All or a portion of this security is pledged as futures collateral at September 30, 2016.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

30 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2016
NASDAQ-100® 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$223,538,797	$—	$—	$—	$—	$223,538,797
Equity Futures Contracts	—	639,598	—	—	—	639,598
Equity Index Swap Agreements	—	—	—	583,924	—	583,924
Federal Agency Discount Notes	—	—	5,997,096	—	—	5,997,096
Repurchase Agreements	—	—	31,043,075	—	—	31,043,075
U.S. Treasury Bills	—	—	599,972	—	—	599,972
Total	$223,538,797	$639,598	$37,640,143	$583,924	$—	$262,402,462

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 31

NASDAQ-100® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2016

Assets:
Investments, at value (cost $177,875,960)	$230,135,865
Repurchase agreements, at value (cost $31,043,075)	31,043,075
Total investments (cost $208,919,035)	261,178,940
Segregated cash with broker	27,877,412
Unrealized appreciation on swap agreements	583,924
Cash	8,032
Receivables:
Swap settlement	5,956
Variation margin	88,864
Fund shares sold	3,254,530
Dividends	82,508
Interest	310
Total assets	293,080,476

Liabilities:
Payable for:
Fund shares redeemed	1,376,398
Management fees	208,782
Distribution and service fees	71,383
Transfer agent and administrative fees	57,995
Portfolio accounting fees	34,798
Miscellaneous	135,751
Total liabilities	1,885,107
Commitments and contingent liabilities (Note 10)	—
Net assets	$291,195,369

Net assets consist of:
Paid in capital	$227,921,475
Accumulated net investment loss	(1,252,870)
Accumulated net realized gain on investments	11,043,337
Net unrealized appreciation on investments	53,483,427
Net assets	$291,195,369

A-Class:
Net assets	$15,465,173
Capital shares outstanding*	181,130
Net asset value per share*	$85.38
Maximum offering price per share (Net asset value divided by 95.25%)*	$89.64

C-Class:
Net assets	$22,203,853
Capital shares outstanding*	309,695
Net asset value per share*	$71.70

H-Class:
Net assets	$253,526,343
Capital shares outstanding*	2,969,460
Net asset value per share*	$85.38

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2016

Investment Income:
Dividends (net of foreign withholding tax of $1,932)	$1,249,718
Interest	88,183
Total investment income	1,337,901

Expenses:
Management fees	1,231,998
Transfer agent and administrative fees	342,222
Distribution and service fees:
A-Class	17,993
C-Class	113,531
H-Class	295,848
Portfolio accounting fees	205,336
Registration fees	157,697
Custodian fees	16,145
Trustees’ fees**	12,917
Line of credit fees	531
Miscellaneous	198,078
Total expenses	2,592,296
Net investment loss	(1,254,395)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	16,102,763
Swap agreements	28,895,217
Futures contracts	1,433,687
Net realized gain	46,431,667
Net change in unrealized appreciation (depreciation) on:
Investments	(895,474)
Swap agreements	(836,723)
Futures contracts	(589,060)
Net change in unrealized appreciation (depreciation)	(2,321,257)
Net realized and unrealized gain	44,110,410
Net increase in net assets resulting from operations	$42,856,015

*	The shares outstanding, net asset value per share and the maximum offering price per share have been restated to reflect a 5:1 share split effective October 28, 2016 — See Note 12.
**	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

32 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NASDAQ-100® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(1,254,395)	$(2,753,139)
Net realized gain (loss) on investments	46,431,667	(5,281,538)
Net change in unrealized appreciation (depreciation) on investments	(2,321,257)	6,795,018
Net increase (decrease) in net assets resulting from operations	42,856,015	(1,239,659)

Distributions to shareholders from:
Net realized gains
A-Class	—	(712,391)
C-Class	—	(1,250,157)
H-Class	—	(12,015,499)
Total distributions to shareholders	—	(13,978,047)

Capital share transactions:
Proceeds from sale of shares
A-Class	3,860,282	47,649,947
C-Class	15,855,617	78,230,730
H-Class	1,044,938,342	2,350,123,014
Distributions reinvested
A-Class	—	680,246
C-Class	—	1,231,292
H-Class	—	10,940,428
Cost of shares redeemed
A-Class	(5,796,416)	(53,417,077)
C-Class	(20,877,989)	(77,636,789)
H-Class	(1,057,998,524)	(2,410,627,007)
Net decrease from capital share transactions	(20,018,688)	(52,825,216)
Net increase (decrease) in net assets	22,837,327	(68,042,922)

Net assets:
Beginning of period	268,358,042	336,400,964
End of period	$291,195,369	$268,358,042
Accumulated net investment loss/Undistributed net investment income at end of period	$(1,252,870)	$1,525

Capital share activity*:
Shares sold
A-Class	51,330	630,265
C-Class	249,354	1,218,390
H-Class	14,175,441	31,346,495
Shares issued from reinvestment of distributions
A-Class	—	8,365
C-Class	—	17,920
H-Class	—	134,515
Shares redeemed
A-Class	(78,570)	(714,830)
C-Class	(324,776)	(1,212,885)
H-Class	(14,347,909)	(32,297,225)
Net decrease in shares	(275,130)	(868,990)

*	Capital share activity for the periods presented through September 30, 2016, has been restated to reflect a 5:1 share split effective October 28, 2016 — See Note 12.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 33

NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2016[a,f]	Year Ended March 31, 2016[f]	Year Ended March 31, 2015[f]	Year Ended March 31, 2014[f]	Period Ended March 28, 2013[b,e,f]	Year Ended December 31, 2012[f]	Year Ended December 31, 2011[f]
Per Share Data
Net asset value, beginning of period	$73.03	$73.90	$53.84	$35.89	$32.12	$23.96	$24.17
Income (loss) from investment operations:
Net investment income (loss)[c]	(.32)	(.64)	(.49)	(.31)	(.07)	(.21)	(.32)
Net gain (loss) on investments (realized and unrealized)	12.67	3.07	23.25	21.92	3.84	8.37	.11
Total from investment operations	12.35	2.43	22.76	21.61	3.77	8.16	(.21)
Less distributions from:
Net realized gains	—	(3.30)	(2.70)	(3.66)	—	—	—
Total distributions	—	(3.30)	(2.70)	(3.66)	—	—	—
Net asset value, end of period	$85.38	$73.03	$73.90	$53.84	$35.89	$32.12	$23.96

Total Return[d]	16.90%	2.83%	42.33%	60.94%	11.76%	34.07%	(0.89%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$15,465	$15,217	$21,031	$11,466	$6,409	$5,865	$4,458
Ratios to average net assets:
Net investment income (loss)	(0.86%)	(0.86%)	(0.74%)	(0.65%)	(0.84%)	(0.66%)	(1.27%)
Total expenses	1.83%	1.80%	1.80%	1.76%	1.79%	1.78%	1.92%
Portfolio turnover rate	112%	114%	396%	346%	71%	307%	164%

34 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended September 30, 2016[a,f]	Year Ended March 31, 2016[f]	Year Ended March 31, 2015[f]	Year Ended March 31, 2014[f]	Period Ended March 28, 2013[b,e,f]	Year Ended December 31, 2012[f]	Year Ended December 31, 2011[f]
Per Share Data
Net asset value, beginning of period	$61.55	$63.21	$46.68	$31.68	$28.39	$21.36	$21.71
Income (loss) from investment operations:
Net investment income (loss)[c]	(.52)	(1.02)	(.96)	(.57)	(.12)	(.42)	(.46)
Net gain (loss) on investments (realized and unrealized)	10.67	2.66	20.19	19.22	3.41	7.45	.11
Total from investment operations	10.15	1.64	19.23	18.66	3.29	7.03	(.35)
Less distributions from:
Net realized gains	—	(3.30)	(2.70)	(3.66)	—	—	—
Total distributions	—	(3.30)	(2.70)	(3.66)	—	—	—
Net asset value, end of period	$71.70	$61.55	$63.21	$46.68	$31.68	$28.39	$21.36

Total Return[d]	16.46%	2.05%	41.24%	59.75%	11.57%	32.96%	(1.64%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$22,204	$23,705	$22,864	$16,817	$11,522	$11,640	$15,920
Ratios to average net assets:
Net investment income (loss)	(1.62%)	(1.60%)	(1.69%)	(1.40%)	(1.58%)	(1.49%)	(2.03%)
Total expenses	2.57%	2.55%	2.70%	2.52%	2.54%	2.55%	2.68%
Portfolio turnover rate	112%	114%	396%	346%	71%	307%	164%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 35

NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2016[a,f]	Year Ended March 31, 2016[f]	Year Ended March 31, 2015[f]	Year Ended March 31, 2014[f]	Period Ended March 28, 2013[b,e,f]	Year Ended December 31, 2012[f]	Year Ended December 31, 2011[f]
Per Share Data
Net asset value, beginning of period	$73.02	$73.90	$53.84	$35.89	$32.18	$23.97	$24.19
Income (loss) from investment operations:
Net investment income (loss)[c]	(.32)	(.64)	(.52)	(.31)	(.08)	(.25)	(.32)
Net gain (loss) on investments (realized and unrealized)	12.68	3.06	23.28	21.92	3.79	8.46	.10
Total from investment operations	12.36	2.42	22.76	21.61	3.71	8.21	(.22)
Less distributions from:
Net realized gains	—	(3.30)	(2.70)	(3.66)	—	—	—
Total distributions	—	(3.30)	(2.70)	(3.66)	—	—	—
Net asset value, end of period	$85.38	$73.02	$73.90	$53.84	$35.89	$32.18	$23.97

Total Return[d]	16.91%	2.83%	42.33%	60.95%	11.77%	33.98%	(0.90%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$253,526	$229,436	$292,506	$282,578	$310,700	$131,996	$117,112
Ratios to average net assets:
Net investment income (loss)	(0.85%)	(0.85%)	(0.78%)	(0.67%)	(0.95%)	(0.76%)	(1.24%)
Total expenses	1.83%	1.80%	1.80%	1.77%	1.80%	1.80%	1.92%
Portfolio turnover rate	112%	114%	396%	346%	71%	307%	164%

[a]	Unaudited figures for the period ended September 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Total return does not reflect the impact of any applicable sales charges.
[e]	The Fund changed its fiscal year end from December to March in 2013.
[f]	Share split — Per share amounts for the periods presented through September 30 , 2016 have been restated to reflect a 5:1 share split effective October 28, 2016 — See Note 12.

36 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2016

INVERSE NASDAQ-100® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the NASDAQ-100® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	March 8, 2001
H-Class	May 23, 2000

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 37

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016
INVERSE NASDAQ-100® 2x STRATEGY FUND

	Face Amount	Value

FEDERAL AGENCY NOTES†† - 58.3%
Federal Farm Credit Bank[1]
0.65% due 08/10/18[2]	$4,500,000	$4,497,120
0.67% due 09/12/18[2]	3,000,000	2,997,672
Total Federal Farm Credit Bank		7,494,792
Freddie Mac[3]
0.80% due 10/27/17	5,000,000	4,998,230
Total Federal Agency Notes
(Cost $12,496,933)		12,493,022

REPURCHASE AGREEMENT††,4 - 45.4%
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16[5]	9,743,765	9,743,765
Total Repurchase Agreement
(Cost $9,743,765)		9,743,765

Total Investments - 103.7%
(Cost $22,240,698)		$22,236,787
Other Assets & Liabilities, net - (3.7)%		(796,655)
Total Net Assets - 100.0%		$21,440,132

	Contracts	Unrealized Loss

EQUITY FUTURES CONTRACTS SOLD SHORT†
December 2016 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $97,385)	1	$(192)

	Units

OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Barclays Bank plc October 2016 NASDAQ-100 Index Swap 0.60%[6], Terminating 10/31/16 (Notional Value $3,554,934)	729	$(167)
BNP Paribas November 2016 NASDAQ-100 Index Swap 0.28%[6], Terminating 11/01/16 (Notional Value $8,990,638)	1,844	(68,601)
Goldman Sachs International October 2016 NASDAQ-100 Index Swap 0.75%[6], Terminating 10/27/16 (Notional Value $30,150,098)	6,184	(360,743)
(Total Notional Value $42,695,670)		$(429,511)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	Variable rate security. Rate indicated is rate effective at September 30, 2016.
[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[4]	Repurchase Agreement — See Note 5.
[5]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2016.
[6]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate. Rate indicated is the rate effective at September 30, 2016.
plc — Public Limited Company

See Sector Classification in Other Information section.

38 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2016
INVERSE NASDAQ-100® 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Federal Agency Notes	$—	$—	$12,493,022	$—	$—	$12,493,022
Repurchase Agreement	—	—	9,743,765	—	—	9,743,765
Total	$—	$—	$22,236,787	$—	$—	$22,236,787

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Futures Contracts	$—	$192	$—	$—	$—	$192
Equity Index Swap Agreements	—	—	—	429,511	—	429,511
Total	$—	$192	$—	$429,511	$—	$429,703

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 39

INVERSE NASDAQ-100® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2016

Assets:
Investments, at value (cost $12,496,933)	$12,493,022
Repurchase agreements, at value (cost $9,743,765)	9,743,765
Total investments (cost $22,240,698)	22,236,787
Segregated cash with broker	207,200
Receivables:
Swap settlement	1,827
Fund shares sold	662,072
Interest	22,494
Total assets	23,130,380

Liabilities:
Unrealized depreciation on swap agreements	429,511
Payable for:
Fund shares redeemed	1,197,982
Management fees	18,825
Variation margin	14,717
Distribution and service fees	5,560
Transfer agent and administrative fees	5,229
Portfolio accounting fees	3,138
Miscellaneous	15,286
Total liabilities	1,690,248
Commitments and contingent liabilities (Note 10)	—
Net assets	$21,440,132

Net assets consist of:
Paid in capital	$267,471,439
Accumulated net investment loss	(364,445)
Accumulated net realized loss on investments	(245,233,248)
Net unrealized depreciation on investments	(433,614)
Net assets	$21,440,132

A-Class:
Net assets	$507,913
Capital shares outstanding*	6,766
Net asset value per share*	$75.07
Maximum offering price per share (Net asset value divided by 95.25%)*	$78.81

C-Class:
Net assets	$778,761
Capital shares outstanding*	11,647
Net asset value per share*	$66.86

H-Class:
Net assets	$20,153,458
Capital shares outstanding*	268,272
Net asset value per share*	$75.12

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2016

Investment Income:
Interest	$50,352
Total investment income	50,352

Expenses:
Management fees	109,701
Transfer agent and administrative fees	30,473
Distribution and service fees:
A-Class	1,267
C-Class	3,619
H-Class	28,303
Portfolio accounting fees	18,285
Registration fees	15,917
Custodian fees	1,434
Trustees’ fees**	1,297
Line of credit fees	11
Miscellaneous	15,671
Total expenses	225,978
Net investment loss	(175,626)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	5,880
Swap agreements	(4,861,149)
Futures contracts	(475,777)
Net realized loss	(5,331,046)
Net change in unrealized appreciation (depreciation) on:
Investments	(13,431)
Swap agreements	91,183
Futures contracts	4,041
Net change in unrealized appreciation (depreciation)	81,793
Net realized and unrealized loss	(5,249,253)
Net decrease in net assets resulting from operations	$(5,424,879)

*	The shares outstanding, net asset value per share and the maximum offering price per share have been restated to reflect a 1:6 reverse share split effective October 28, 2016 — See Note 12.
**	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

40 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE NASDAQ-100® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(175,626)	$(441,786)
Net realized loss on investments	(5,331,046)	(8,650,209)
Net change in unrealized appreciation (depreciation) on investments	81,793	(546,614)
Net decrease in net assets resulting from operations	(5,424,879)	(9,638,609)

Capital share transactions:
Proceeds from sale of shares
A-Class	15,190,899	10,655,269
C-Class	12,174,161	45,474,436
H-Class	298,472,258	937,439,454
Cost of shares redeemed
A-Class	(15,624,268)	(9,799,846)
C-Class	(12,290,604)	(45,503,722)
H-Class	(315,988,652)	(905,708,815)
Net increase (decrease) from capital share transactions	(18,066,206)	32,556,776
Net increase (decrease) in net assets	(23,491,085)	22,918,167

Net assets:
Beginning of period	44,931,217	22,013,050
End of period	$21,440,132	$44,931,217
Accumulated net investment loss at end of period	$(364,445)	$(188,819)

Capital share activity*:
Shares sold
A-Class	193,578	99,574
C-Class	154,605	486,882
H-Class	3,381,150	9,142,080
Shares redeemed
A-Class	(195,767)	(92,918)
C-Class	(156,299)	(486,782)
H-Class	(3,575,887)	(8,854,656)
Net increase (decrease) in shares	(198,620)	294,180

*	Capital share activity for the periods presented through September 30, 2016, has been restated to reflect a 1:6 reverse share split effective October 28, 2016 — See Note 12.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 41

INVERSE NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2016[a,h]	Year Ended March 31, 2016[h]	Year Ended March 31, 2015[h]	Year Ended March 31, 2014[f,h]	Period Ended March 28, 2013[b,e,f,h]	Year Ended December 31, 2012[f,h]	Year Ended December 31, 2011[f,g,h]
Per Share Data
Net asset value, beginning of period	$92.92	$116.18	$184.51	$327.55	$374.63	$573.82	$747.60
Income (loss) from investment operations:
Net investment income (loss)[c]	(.60)	(1.74)	(2.46)	(4.14)	(1.68)	(6.72)	(11.76)
Net gain (loss) on investments (realized and unrealized)	(17.25)	(21.52)	(65.87)	(138.90)	(45.40)	(192.47)	(162.02)
Total from investment operations	(17.85)	(23.26)	(68.33)	(143.04)	(47.08)	(199.19)	(173.78)
Net asset value, end of period	$75.07	$92.92	$116.18	$184.51	$327.55	$374.63	$573.82

Total Return[d]	(19.24%)	(19.99%)	(37.04%)	(43.68%)	(12.56%)	(34.70%)	(23.26%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$508	$832	$267	$601	$605	$881	$2,346
Ratios to average net assets:
Net investment income (loss)	(1.35%)	(1.67%)	(1.77%)	(1.72%)	(1.72%)	(1.67%)	(1.84%)
Total expenses	1.99%	1.79%	1.82%	1.76%	1.80%	1.78%	1.92%
Portfolio turnover rate	—	—	—	—	—	—	—

42 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended September 30, 2016[a,h]	Year Ended March 31, 2016[h]	Year Ended March 31, 2015[h]	Year Ended March 31, 2014[f,h]	Period Ended March 28, 2013[b,e,f,h]	Year Ended December 31, 2012[f,h]	Year Ended December 31, 2011[f,g,h]
Per Share Data
Net asset value, beginning of period	$82.75	$103.83	$166.16	$298.00	$341.41	$530.52	$693.84
Income (loss) from investment operations:
Net investment income (loss)[c]	(.84)	(2.28)	(3.36)	(5.46)	(2.10)	(9.24)	(15.96)
Net gain (loss) on investments (realized and unrealized)	(15.05)	(18.80)	(58.97)	(126.38)	(41.31)	(179.87)	(147.36)
Total from investment operations	(15.89)	(21.08)	(62.33)	(131.84)	(43.41)	(189.11)	(163.32)
Net asset value, end of period	$66.86	$82.75	$103.83	$166.16	$298.00	$341.41	$530.52

Total Return[d]	(19.22%)	(20.29%)	(37.52%)	(44.29%)	(12.67%)	(35.63%)	(23.55%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$779	$1,104	$1,375	$1,346	$1,623	$2,146	$4,084
Ratios to average net assets:
Net investment income (loss)	(2.18%)	(2.42%)	(2.51%)	(2.50%)	(2.38%)	(2.39%)	(2.67%)
Total expenses	2.55%	2.53%	2.55%	2.54%	2.45%	2.50%	2.68%
Portfolio turnover rate	—	—	—	—	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 43

INVERSE NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2016[a,h]	Year Ended March 31, 2016[h]	Year Ended March 31, 2015[h]	Year Ended March 31, 2014[f,h]	Period Ended March 28, 2013[b,e,f,h]	Year Ended December 31, 2012[f,h]	Year Ended December 31, 2011[f,g,h]
Per Share Data
Net asset value, beginning of period	$92.86	$116.02	$184.29	$327.64	$374.70	$575.28	$745.92
Income (loss) from investment operations:
Net investment income (loss)[c]	(.60)	(1.74)	(2.58)	(4.20)	(1.68)	(6.72)	(12.18)
Net gain (loss) on investments (realized and unrealized)	(17.14)	(21.42)	(65.69)	(139.15)	(45.38)	(193.86)	(158.46)
Total from investment operations	(17.74)	(23.16)	(68.27)	(143.35)	(47.06)	(200.58)	(170.64)
Net asset value, end of period	$75.12	$92.86	$116.02	$184.29	$327.64	$374.70	$575.28

Total Return[d]	(19.12%)	(19.96%)	(37.02%)	(43.75%)	(12.56%)	(34.84%)	(22.92%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$20,153	$42,995	$20,371	$25,617	$48,728	$29,499	$43,686
Ratios to average net assets:
Net investment income (loss)	(1.42%)	(1.68%)	(1.78%)	(1.75%)	(1.73%)	(1.67%)	(1.86%)
Total expenses	1.82%	1.80%	1.83%	1.78%	1.81%	1.79%	1.93%
Portfolio turnover rate	—	—	—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Total return does not reflect the impact of any applicable sales charges.
[e]	The Fund changed its fiscal year end from December to March in 2013.
[f]	Reverse Share Split — Per share amounts for periods presented through February 21, 2014 have been restated to reflect a 1:7 reverse share split effective February 21, 2014.
[g]	Reverse Share Split — Per share amounts for periods presented through December 2, 2011 have been restated to reflect a 1:4 reverse share split effective December 2, 2011.
[h]	Reverse Share split — Per share amounts for the periods presented through September 30 , 2016 have been restated to reflect a 1:6 reverse share split effective October 28, 2016 — See Note 12.

44 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2016

DOW 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match the performance, before fees and expenses, of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the Dow Jones Industrial AverageSM (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)
3M Co.	4.9%
Goldman Sachs Group, Inc.	4.5%
International Business Machines Corp.	4.4%
UnitedHealth Group, Inc.	3.9%
Boeing Co.	3.7%
Home Depot, Inc.	3.6%
Johnson & Johnson	3.3%
McDonald’s Corp.	3.2%
Travelers Companies, Inc.	3.2%
Apple, Inc.	3.1%
Top Ten Total	37.8%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 45

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016
DOW 2x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 74.2%

Industrial - 14.6%
3M Co.	6,859	$1,208,761
Boeing Co.	6,859	903,605
United Technologies Corp.	6,859	696,874
Caterpillar, Inc.	6,859	608,873
General Electric Co.	6,859	203,164
Total Industrial		3,621,277

Financial - 13.6%
Goldman Sachs Group, Inc.	6,859	1,106,151
Travelers Companies, Inc.	6,859	785,698
Visa, Inc. — Class A	6,859	567,240
JPMorgan Chase & Co.	6,859	456,741
American Express Co.	6,859	439,250
Total Financial		3,355,080

Consumer, Non-cyclical - 13.5%
UnitedHealth Group, Inc.	6,859	960,260
Johnson & Johnson	6,859	810,254
Procter & Gamble Co.	6,859	615,595
Merck & Company, Inc.	6,859	428,070
Coca-Cola Co.	6,859	290,273
Pfizer, Inc.	6,859	232,314
Total Consumer, Non-cyclical		3,336,766

Consumer, Cyclical - 10.2%
Home Depot, Inc.	6,859	882,617
McDonald’s Corp.	6,859	791,254
Wal-Mart Stores, Inc.	6,859	494,671
NIKE, Inc. — Class B	6,859	361,126
Total Consumer, Cyclical		2,529,668

Technology - 10.2%
International Business Machines Corp.	6,859	1,089,553
Apple, Inc.	6,859	775,410
Microsoft Corp.	6,859	395,078
Intel Corp.	6,859	258,927
Total Technology		2,518,968

Energy - 5.3%
Chevron Corp.	6,859	705,928
Exxon Mobil Corp.	6,859	598,654
Total Energy		1,304,582

Communications - 4.9%
Walt Disney Co.	6,859	636,927
Verizon Communications, Inc.	6,859	356,531
Cisco Systems, Inc.	6,859	217,567
Total Communications		1,211,025

Basic Materials - 1.9%
EI du Pont de Nemours & Co.	6,859	459,347

Total Common Stocks
(Cost $16,920,750)		18,336,713

	Face Amount

REPURCHASE AGREEMENT††,1 - 21.0%
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16[2]	$5,180,852	5,180,852
Total Repurchase Agreement
(Cost $5,180,852)		5,180,852

Total Investments - 95.2%
(Cost $22,101,602)		$23,517,565
Other Assets & Liabilities, net - 4.8%		1,191,647
Total Net Assets - 100.0%		$24,709,212

	Contracts	Unrealized Gain (Loss)

EQUITY FUTURES CONTRACTS PURCHASED†
December 2016 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $546,420)	6	$2,586

	Units

OTC EQUITY INDEX SWAP AGREEMENTS††
BNP Paribas November 2016 Dow Jones Industrial Average Index Swap 0.78%[3], Terminating 11/01/16 (Notional Value $20,626,074)	1,127	$184,438
Barclays Bank plc October 2016 Dow Jones Industrial Average Index Swap 0.80%[3], Terminating 10/31/16 (Notional Value $9,952,185)	544	(16,226)
(Total Notional Value $30,578,259)		$168,212

46 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2016
DOW 2x STRATEGY FUND

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreement — See Note 5.
[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2016.
[3]	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate. Rate indicated is the rate effective at September 30, 2016.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$18,336,713	$—	$—	$—	$—	$18,336,713
Equity Futures Contracts	—	2,586	—	—	—	2,586
Equity Index Swap Agreements	—	—	—	184,438	—	184,438
Repurchase Agreement	—	—	5,180,852	—	—	5,180,852
Total	$18,336,713	$2,586	$5,180,852	$184,438	$—	$23,704,589

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$—	$16,226	$—	$16,226

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 47

DOW 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2016

Assets:
Investments, at value (cost $16,920,750)	$18,336,713
Repurchase agreements, at value (cost $5,180,852)	5,180,852
Total investments (cost $22,101,602)	23,517,565
Segregated cash with broker	1,201,300
Unrealized appreciation on swap agreements	184,438
Receivables:
Swap settlement	334
Variation margin	3,510
Fund shares sold	827,430
Dividends	9,523
Interest	52
Total assets	25,744,152

Liabilities:
Unrealized depreciation on swap agreements	16,226
Payable for:
Fund shares redeemed	973,401
Management fees	18,942
Distribution and service fees	6,973
Transfer agent and administrative fees	5,262
Portfolio accounting fees	3,157
Miscellaneous	10,979
Total liabilities	1,034,940
Commitments and contingent liabilities (Note 10)	—
Net assets	$24,709,212

Net assets consist of:
Paid in capital	$22,058,701
Accumulated net investment loss	(2,482)
Accumulated net realized gain on investments	1,066,232
Net unrealized appreciation on investments	1,586,761
Net assets	$24,709,212

A-Class:
Net assets	$6,869,699
Capital shares outstanding	135,383
Net asset value per share	$50.74
Maximum offering price per share (Net asset value divided by 95.25%)	$53.27

C-Class:
Net assets	$2,639,627
Capital shares outstanding	57,542
Net asset value per share	$45.87

H-Class:
Net assets	$15,199,886
Capital shares outstanding	300,462
Net asset value per share	$50.59

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2016

Investment Income:
Dividends	$259,271
Interest	7,014
Total investment income	266,285

Expenses:
Management fees	125,002
Transfer agent and administrative fees	34,724
Distribution and service fees:
A-Class	9,448
C-Class	15,458
H-Class	21,413
Portfolio accounting fees	20,835
Registration fees	17,430
Custodian fees	1,636
Trustees’ fees*	1,439
Miscellaneous	21,382
Total expenses	268,767
Net investment loss	(2,482)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	500,398
Swap agreements	1,328,214
Futures contracts	3,042
Net realized gain	1,831,654
Net change in unrealized appreciation (depreciation) on:
Investments	144,680
Swap agreements	60,138
Futures contracts	(120,449)
Net change in unrealized appreciation (depreciation)	84,369
Net realized and unrealized gain	1,916,023
Net increase in net assets resulting from operations	$1,913,541

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

48 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DOW 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(2,482)	$(163,391)
Net realized gain on investments	1,831,654	2,929,013
Net change in unrealized appreciation (depreciation) on investments	84,369	149,846
Net increase in net assets resulting from operations	1,913,541	2,915,468

Distributions to shareholders from:
Net realized gains
A-Class	—	(686,861)
C-Class	—	(235,335)
H-Class	—	(1,308,567)
Total distributions to shareholders	—	(2,230,763)

Capital share transactions:
Proceeds from sale of shares
A-Class	3,654,583	26,124,776
C-Class	7,321,742	30,966,542
H-Class	174,353,640	568,846,226
Distributions reinvested
A-Class	—	682,303
C-Class	—	224,292
H-Class	—	1,136,330
Cost of shares redeemed
A-Class	(5,583,923)	(29,243,390)
C-Class	(8,373,491)	(32,945,109)
H-Class	(181,704,875)	(573,143,638)
Net decrease from capital share transactions	(10,332,324)	(7,351,668)
Net decrease in net assets	(8,418,783)	(6,666,963)

Net assets:
Beginning of period	33,127,995	39,794,958
End of period	$24,709,212	$33,127,995
Accumulated net investment loss at end of period	$(2,482)	$—

Capital share activity:
Shares sold
A-Class	75,919	540,287
C-Class	164,555	727,399
H-Class	3,599,977	12,264,547
Shares issued from reinvestment of distributions
A-Class	—	14,657
C-Class	—	5,297
H-Class	—	24,485
Shares redeemed
A-Class	(116,714)	(613,932)
C-Class	(188,122)	(768,776)
H-Class	(3,755,966)	(12,275,981)
Net decrease in shares	(220,351)	(82,017)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 49

DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Period Ended March 28, 2013[b,e]	Year Ended December 31, 2012	Year Ended December 31, 2011
Per Share Data
Net asset value, beginning of period	$47.00	$50.69	$43.26	$33.64	$27.14	$23.31	$21.48
Income (loss) from investment operations:
Net investment income (loss)[c]	.01	(.21)	(.32)	(.29)	(.06)	(.29)	(.14)
Net gain (loss) on investments (realized and unrealized)	3.73	(.43)	7.75	9.91	6.56	4.12	1.98
Total from investment operations	3.74	(.64)	7.43	9.62	6.50	3.83	1.84
Less distributions from:
Net investment income	—	—	—	—	—	—	(.01)
Net realized gains	—	(3.05)	—	—	—	—	—
Total distributions	—	(3.05)	—	—	—	—	(.01)
Net asset value, end of period	$50.74	$47.00	$50.69	$43.26	$33.64	$27.14	$23.31

Total Return[d]	7.96%	(1.21%)	17.18%	28.60%	23.95%	16.43%	8.55%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,870	$8,280	$11,921	$6,566	$4,755	$3,574	$4,267
Ratios to average net assets:
Net investment income (loss)	0.06%	(0.45%)	(0.68%)	(0.75%)	(0.77%)	(1.12%)	(0.63%)
Total expenses	1.84%	1.82%	1.81%	1.76%	1.77%	1.78%	1.92%
Portfolio turnover rate	167%	1,023%	1,236%	3,338%	979%	15,091%	7,150%

50 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Period Ended March 28, 2013[b,e]	Year Ended December 31, 2012	Year Ended December 31, 2011
Per Share Data
Net asset value, beginning of period	$42.64	$46.62	$40.08	$31.39	$25.37	$21.95	$20.41
Income (loss) from investment operations:
Net investment income (loss)[c]	(.15)	(.51)	(.60)	(.52)	(.11)	(.46)	(.30)
Net gain (loss) on investments (realized and unrealized)	3.38	(.42)	7.14	9.21	6.13	3.88	1.85
Total from investment operations	3.23	(.93)	6.54	8.69	6.02	3.42	1.55
Less distributions from:
Net investment income	—	—	—	—	—	—	(.01)
Net realized gains	—	(3.05)	—	—	—	—	—
Total distributions	—	(3.05)	—	—	—	—	(.01)
Net asset value, end of period	$45.87	$42.64	$46.62	$40.08	$31.39	$25.37	$21.95

Total Return[d]	7.58%	(1.96%)	16.32%	27.68%	23.73%	15.63%	7.58%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,640	$3,459	$5,463	$4,217	$3,623	$2,249	$2,562
Ratios to average net assets:
Net investment income (loss)	(0.68%)	(1.18%)	(1.38%)	(1.44%)	(1.57%)	(1.89%)	(1.40%)
Total expenses	2.59%	2.56%	2.57%	2.50%	2.53%	2.54%	2.67%
Portfolio turnover rate	167%	1,023%	1,236%	3,338%	979%	15,091%	7,150%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 51

DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Period Ended March 28, 2013[b,e]	Year Ended December 31, 2012	Year Ended December 31, 2011
Per Share Data
Net asset value, beginning of period	$46.86	$50.54	$43.16	$33.53	$27.05	$23.26	$21.45
Income (loss) from investment operations:
Net investment income (loss)[c]	.02	(.18)	(.26)	(.28)	(.06)	(.27)	(.10)
Net gain (loss) on investments (realized and unrealized)	3.71	(.45)	7.64	9.91	6.54	4.06	1.92
Total from investment operations	3.73	(.63)	7.38	9.63	6.48	3.79	1.82
Less distributions from:
Net investment income	—	—	—	—	—	—	(.01)
Net realized gains	—	(3.05)	—	—	—	—	—
Total distributions	—	(3.05)	—	—	—	—	(.01)
Net asset value, end of period	$50.59	$46.86	$50.54	$43.16	$33.53	$27.05	$23.26

Total Return[d]	7.94%	(1.20%)	17.10%	28.72%	23.96%	16.34%	8.42%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$15,200	$21,389	$22,411	$28,254	$47,483	$17,151	$28,243
Ratios to average net assets:
Net investment income (loss)	0.07%	(0.40%)	(0.54%)	(0.73%)	(0.85%)	(1.02%)	(0.42%)
Total expenses	1.85%	1.82%	1.82%	1.77%	1.79%	1.79%	1.92%
Portfolio turnover rate	167%	1,023%	1,236%	3,338%	979%	15,091%	7,150%

[a]	Unaudited figures for the period ended September 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Total return does not reflect the impact of any applicable sales charges.
[e]	The Fund changed its fiscal year end from December to March in 2013.

52 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2016

INVERSE DOW 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Dow Jones Industrial AverageSM (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 53

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016
INVERSE DOW 2x STRATEGY FUND

	Face Amount	Value

FEDERAL AGENCY NOTES†† - 34.7%
Federal Farm Credit Bank[1]
0.65% due 08/10/18[2]	$3,000,000	$2,998,080
0.67% due 09/12/18[2]	1,500,000	1,498,836
Total Federal Farm Credit Bank		4,496,916
Total Federal Agency Notes
(Cost $4,498,020)		4,496,916

REPURCHASE AGREEMENT††,3 - 48.4%
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16[4]	6,278,838	6,278,838
Total Repurchase Agreement
(Cost $6,278,838)		6,278,838

Total Investments - 83.1%
(Cost $10,776,858)		$10,775,754
Other Assets & Liabilities, net - 16.9%		2,190,798
Total Net Assets - 100.0%		$12,966,552

	Contracts	Unrealized Gain (Loss)

EQUITY FUTURES CONTRACTS SOLD SHORT†
December 2016 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $1,092,840)	12	$(3,011)

	Units

OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Barclays Bank plc October 2016 Dow Jones Industrial Average Index Swap 0.55%[5], Terminating 10/31/16 (Notional Value $9,292,633)	508	$13,404
BNP Paribas November 2016 Dow Jones Industrial Average Index Swap 0.28%[5], Terminating 11/01/16 (Notional Value $15,575,942)	851	(123,559)
(Total Notional Value $24,868,575)		$(110,155)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	Variable rate security. Rate indicated is rate effective at September 30, 2016.
[3]	Repurchase Agreement — See Note 5.
[4]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2016.
[5]	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate. Rate indicated is the rate effective at September 30, 2016.
plc — Public Limited Company

See Sector Classification in Other Information section.

54 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2016
INVERSE DOW 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$—	$13,404	$—	$13,404
Federal Agency Notes	—	—	4,496,916	—	—	4,496,916
Repurchase Agreement	—	—	6,278,838	—	—	6,278,838
Total	$—	$—	$10,775,754	$13,404	$—	$10,775,754

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Futures Contracts	$—	$3,011	$—	$—	$—	$3,011
Equity Index Swap Agreements	—	—	—	123,559	—	123,559
Total	$—	$3,011	$—	$123,559	$—	$126,570

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 55

INVERSE DOW 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2016

Assets:
Investments, at value (cost $4,498,020)	$4,496,916
Repurchase agreements, at value (cost $6,278,838)	6,278,838
Total investments (cost $10,776,858)	10,775,754
Segregated cash with broker	1,008,100
Unrealized appreciation on swap agreements	13,404
Receivables:
Swap settlement	672
Fund shares sold	2,060,026
Interest	3,410
Total assets	13,861,366

Liabilities:
Unrealized depreciation on swap agreements	123,559
Payable for:
Fund shares redeemed	731,463
Variation margin	13,058
Management fees	8,793
Distribution and service fees	2,963
Transfer agent and administrative fees	2,443
Portfolio accounting fees	1,466
Miscellaneous	11,069
Total liabilities	894,814
Commitments and contingent liabilities (Note 10)	—
Net assets	$12,966,552

Net assets consist of:
Paid in capital	$89,922,768
Accumulated net investment loss	(188,388)
Accumulated net realized loss on investments	(76,653,558)
Net unrealized depreciation on investments	(114,270)
Net assets	$12,966,552

A-Class:
Net assets	$1,914,731
Capital shares outstanding	81,916
Net asset value per share	$23.37
Maximum offering price per share (Net asset value divided by 95.25%)	$24.54

C-Class:
Net assets	$1,583,290
Capital shares outstanding	74,930
Net asset value per share	$21.13

H-Class:
Net assets	$9,468,531
Capital shares outstanding	403,958
Net asset value per share	$23.44

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2016

Investment Income:
Interest	$17,931
Total investment income	17,931

Expenses:
Management fees	60,010
Transfer agent and administrative fees	16,670
Distribution and service fees:
A-Class	2,824
C-Class	3,596
H-Class	12,949
Portfolio accounting fees	10,003
Registration fees	9,803
Custodian fees	781
Trustees’ fees*	743
Miscellaneous	8,772
Total expenses	126,151
Net investment loss	(108,220)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	245
Swap agreements	(1,254,895)
Futures contracts	(202,432)
Net realized loss	(1,457,082)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,104)
Swap agreements	13,442
Futures contracts	(3,064)
Net change in unrealized appreciation (depreciation)	9,274
Net realized and unrealized loss	(1,447,808)
Net decrease in net assets resulting from operations	$(1,556,028)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

56 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE DOW 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(108,220)	$(291,742)
Net realized loss on investments	(1,457,082)	(4,210,507)
Net change in unrealized appreciation (depreciation) on investments	9,274	(53,253)
Net decrease in net assets resulting from operations	(1,556,028)	(4,555,502)

Capital share transactions:
Proceeds from sale of shares
A-Class	4,606,375	5,012,689
C-Class	13,401,008	43,742,424
H-Class	137,958,359	572,579,879
Cost of shares redeemed
A-Class	(4,616,773)	(3,860,553)
C-Class	(12,487,907)	(43,580,885)
H-Class	(136,034,348)	(567,145,903)
Net increase from capital share transactions	2,826,714	6,747,651
Net increase in net assets	1,270,686	2,192,149

Net assets:
Beginning of period	11,695,866	9,503,717
End of period	$12,966,552	$11,695,866
Accumulated net investment loss at end of period	$(188,388)	$(80,168)

Capital share activity:
Shares sold
A-Class	192,566	168,677
C-Class	613,647	1,610,146
H-Class	5,553,697	19,120,677
Shares redeemed
A-Class	(195,696)	(127,949)
C-Class	(570,762)	(1,606,755)
H-Class	(5,478,831)	(19,033,464)
Net increase in shares	114,621	131,332

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 57

INVERSE DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014[f]	Period Ended March 28, 2013[b,e,f]	Year Ended December 31, 2012[f]	Year Ended December 31, 2011[f]
Per Share Data
Net asset value, beginning of period	$26.34	$30.36	$39.35	$55.42	$69.97	$90.55	$125.20
Income (loss) from investment operations:
Net investment income (loss)[c]	(.20)	(.51)	(.61)	(.81)	(.28)	(1.33)	(2.03)
Net gain (loss) on investments (realized and unrealized)	(2.77)	(3.51)	(8.38)	(15.26)	(14.27)	(19.25)	(32.62)
Total from investment operations	(2.97)	(4.02)	(8.99)	(16.07)	(14.55)	(20.58)	(34.65)
Net asset value, end of period	$23.37	$26.34	$30.36	$39.35	$55.42	$69.97	$90.55

Total Return[d]	(11.28%)	(13.24%)	(22.85%)	(29.02%)	(20.80%)	(22.66%)	(27.68%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,915	$2,240	$1,346	$819	$588	$863	$2,027
Ratios to average net assets:
Net investment income (loss)	(1.58%)	(1.72%)	(1.81%)	(1.73%)	(1.69%)	(1.68%)	(1.85%)
Total expenses	1.85%	1.82%	1.82%	1.75%	1.76%	1.79%	1.92%
Portfolio turnover rate	—	—	—	—	—	—	—

58 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014[f]	Period Ended March 28, 2013[b,e,f]	Year Ended December 31, 2012[f]	Year Ended December 31, 2011[f]
Per Share Data
Net asset value, beginning of period	$23.90	$27.74	$36.24	$51.52	$65.19	$85.03	$118.59
Income (loss) from investment operations:
Net investment income (loss)[c]	(.26)	(.68)	(.79)	(1.07)	(.35)	(1.75)	(2.66)
Net gain (loss) on investments (realized and unrealized)	(2.51)	(3.16)	(7.71)	(14.21)	(13.32)	(18.09)	(30.90)
Total from investment operations	(2.77)	(3.84)	(8.50)	(15.28)	(13.67)	(19.84)	(33.56)
Net asset value, end of period	$21.13	$23.90	$27.74	$36.24	$51.52	$65.19	$85.03

Total Return[d]	(11.59%)	(13.84%)	(23.45%)	(29.66%)	(20.95%)	(23.31%)	(28.34%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,583	$766	$795	$803	$913	$784	$1,245
Ratios to average net assets:
Net investment income (loss)	(2.33%)	(2.46%)	(2.58%)	(2.45%)	(2.49%)	(2.42%)	(2.60%)
Total expenses	2.61%	2.53%	2.60%	2.47%	2.57%	2.53%	2.67%
Portfolio turnover rate	—	—	—	—	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 59

INVERSE DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2016[a]	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014[f]	Period Ended March 28, 2013[b,e,f]	Year Ended December 31, 2012[f]	Year Ended December 31, 2011[f]
Per Share Data
Net asset value, beginning of period	$26.41	$30.44	$39.46	$55.39	$69.76	$90.53	$125.33
Income (loss) from investment operations:
Net investment income (loss)[c]	(.19)	(.51)	(.63)	(.81)	(.28)	(1.26)	(2.03)
Net gain (loss) on investments (realized and unrealized)	(2.78)	(3.52)	(8.39)	(15.12)	(14.09)	(19.51)	(32.77)
Total from investment operations	(2.97)	(4.03)	(9.02)	(15.93)	(14.37)	(20.77)	(34.80)
Net asset value, end of period	$23.44	$26.41	$30.44	$39.46	$55.39	$69.76	$90.53

Total Return[d]	(11.25%)	(13.24%)	(22.86%)	(28.73%)	(20.66%)	(22.89%)	(27.77%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,469	$8,690	$7,363	$6,480	$8,507	$9,617	$10,765
Ratios to average net assets:
Net investment income (loss)	(1.58%)	(1.72%)	(1.82%)	(1.75%)	(1.71%)	(1.67%)	(1.85%)
Total expenses	1.84%	1.82%	1.84%	1.77%	1.79%	1.79%	1.92%
Portfolio turnover rate	—	—	—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Total return does not reflect the impact of any applicable sales charges.
[e]	The Fund changed its fiscal year end from December to March in 2013.
[f]	Reverse Share Split — Per share amounts for periods presented through February 21, 2014 have been restated to reflect a 1:7 reverse share split effective February 21, 2014.

60 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2016

RUSSELL 2000® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	May 31, 2006
C-Class	May 31, 2006
H-Class	May 31, 2006

Ten Largest Holdings (% of Total Net Assets)
Microsemi Corp.	0.2%
Advanced Micro Devices, Inc.	0.2%
Gramercy Property Trust	0.2%
Curtiss-Wright Corp.	0.2%
IDACORP, Inc.	0.2%
Healthcare Realty Trust, Inc.	0.2%
Aspen Technology, Inc.	0.2%
Fair Isaac Corp.	0.2%
Cepheid	0.2%
Portland General Electric Co.	0.2%
Top Ten Total	2.0%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 61

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 72.1%

Financial - 18.5%
Gramercy Property Trust	5,290	$50,996
Healthcare Realty Trust, Inc.	1,430	48,706
Prosperity Bancshares, Inc.	838	45,997
PrivateBancorp, Inc. — Class A	983	45,139
Investors Bancorp, Inc.	3,726	44,749
Medical Properties Trust, Inc.	2,970	43,867
Webster Financial Corp.	1,149	43,674
Ellie Mae, Inc.*	410	43,172
Bank of the Ozarks, Inc.	1,111	42,661
New Residential Investment Corp.	3,044	42,037
Umpqua Holdings Corp.	2,767	41,644
First Industrial Realty Trust, Inc.	1,455	41,060
Education Realty Trust, Inc.	920	39,688
DuPont Fabros Technology, Inc.	934	38,528
Hudson Pacific Properties, Inc.	1,171	38,491
National Health Investors, Inc.	467	36,650
Radian Group, Inc.	2,696	36,531
Physicians Realty Trust	1,692	36,446
Chemical Financial Corp.	825	36,406
Acadia Realty Trust	1,001	36,277
Wintrust Financial Corp.	645	35,843
Sunstone Hotel Investors, Inc.	2,722	34,815
IBERIABANK Corp.	513	34,432
CNO Financial Group, Inc.	2,244	34,267
MGIC Investment Corp.*	4,273	34,184
UMB Financial Corp.	562	33,411
MB Financial, Inc.	876	33,323
RLI Corp.	476	32,538
FNB Corp.	2,632	32,374
RLJ Lodging Trust	1,527	32,113
LaSalle Hotel Properties	1,336	31,890
Texas Capital Bancshares, Inc.*	578	31,744
Urban Edge Properties	1,124	31,629
Home BancShares, Inc.	1,515	31,527
Hancock Holding Co.	969	31,425
Fulton Financial Corp.	2,154	31,276
Genworth Financial, Inc. — Class A*	6,302	31,258
Primerica, Inc.	589	31,235
CoreSite Realty Corp.	420	31,097
QTS Realty Trust, Inc. — Class A	586	30,970
United Bankshares, Inc.	822	30,965
Stifel Financial Corp.*	803	30,875
Mack-Cali Realty Corp.	1,118	30,432
Washington Federal, Inc.	1,138	30,362
Valley National Bancorp	3,102	30,182
Lexington Realty Trust	2,879	29,654
Retail Opportunity Investments Corp.	1,347	29,580
Pinnacle Financial Partners, Inc.	540	29,204
EastGroup Properties, Inc.	396	29,130
First Financial Bankshares, Inc.	799	29,116
Washington Prime Group, Inc.	2,327	28,808
Kite Realty Group Trust	1,035	28,690
Washington Real Estate Investment Trust	920	28,630
Cathay General Bancorp	930	28,625
Selective Insurance Group, Inc.	712	28,380
PS Business Parks, Inc.	247	28,052
First Citizens BancShares, Inc. — Class A	95	27,920
Hope Bancorp, Inc.	1,607	27,913
WageWorks, Inc.*	457	27,835
Sterling Bancorp	1,587	27,772
Glacier Bancorp, Inc.	954	27,208
Cousins Properties, Inc.	2,602	27,165
Ryman Hospitality Properties, Inc.	544	26,199
Community Bank System, Inc.	539	25,931
Colony Capital, Inc. — Class A	1,409	25,686
CBL & Associates Properties, Inc.	2,113	25,651
LendingClub Corp.*	4,118	25,448
Janus Capital Group, Inc.	1,808	25,330
Evercore Partners, Inc. — Class A	489	25,188
BancorpSouth, Inc.	1,084	25,149
EverBank Financial Corp.	1,289	24,954
Essent Group Ltd.*	935	24,879
Great Western Bancorp, Inc.	739	24,623
LTC Properties, Inc.	472	24,539
BGC Partners, Inc. — Class A	2,726	23,853
Pebblebrook Hotel Trust	895	23,807
Columbia Banking System, Inc.	727	23,787
Old National Bancorp	1,664	23,396
Colony Starwood Homes	814	23,362
Enstar Group Ltd.*	142	23,355
Kennedy-Wilson Holdings, Inc.	1,033	23,294
Trustmark Corp.	844	23,261
DiamondRock Hospitality Co.	2,514	22,877
Capitol Federal Financial, Inc.	1,597	22,470
Monogram Residential Trust, Inc.	2,109	22,440
Alexander & Baldwin, Inc.	584	22,437
CVB Financial Corp.	1,267	22,312
South State Corp.	296	22,213
GEO Group, Inc.	930	22,115
Invesco Mortgage Capital, Inc.	1,410	21,474
Select Income REIT	794	21,359
American Assets Trust, Inc.	490	21,256
STAG Industrial, Inc.	861	21,103
Hilltop Holdings, Inc.*	939	21,090
Blackhawk Network Holdings, Inc.*	688	20,757
International Bancshares Corp.	685	20,398
Sabra Health Care REIT, Inc.	809	20,371
Argo Group International Holdings Ltd.	361	20,368
PRA Group, Inc.*	577	19,930
Financial Engines, Inc.	670	19,905
Government Properties Income Trust	878	19,860
Potlatch Corp.	509	19,795
Pennsylvania Real Estate Investment Trust	855	19,691
Xenia Hotels & Resorts, Inc.	1,295	19,658
Kemper Corp.	497	19,543
First Midwest Bancorp, Inc.	1,008	19,515
American Equity Investment Life Holding Co.	1,073	19,024
New York REIT, Inc.	2,069	18,931
Northwest Bancshares, Inc.	1,203	18,899

62 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Eagle Bancorp, Inc.*	383	$18,892
Rexford Industrial Realty, Inc.	821	18,793
Horace Mann Educators Corp.	508	18,618
Ramco-Gershenson Properties Trust	986	18,478
United Community Banks, Inc.	879	18,477
Simmons First National Corp. — Class A	367	18,313
Waddell & Reed Financial, Inc. — Class A	994	18,051
LegacyTexas Financial Group, Inc.	555	17,554
Independent Bank Corp.	324	17,525
NBT Bancorp, Inc.	531	17,454
Global Net Lease, Inc.	2,136	17,430
Renasant Corp.	511	17,185
Parkway Properties, Inc.*	1,004	17,078
Chesapeake Lodging Trust	744	17,038
Astoria Financial Corp.	1,153	16,834
BofI Holding, Inc.*	751	16,822
TowneBank	700	16,821
First Financial Bancorp	767	16,751
WesBanco, Inc.	504	16,571
CYS Investments, Inc.	1,897	16,542
Franklin Street Properties Corp.	1,308	16,480
Banner Corp.	376	16,446
Yadkin Financial Corp.	625	16,431
Provident Financial Services, Inc.	765	16,241
Four Corners Property Trust, Inc.	757	16,146
Park National Corp.	167	16,032
Seritage Growth Properties	313	15,862
Westamerica Bancorporation	309	15,722
Kearny Financial Corp.	1,155	15,720
Terreno Realty Corp.	566	15,571
ServisFirst Bancshares, Inc.	288	14,950
Ameris Bancorp	426	14,889
WisdomTree Investments, Inc.	1,439	14,807
Apollo Commercial Real Estate Finance, Inc.	904	14,797
Union Bankshares Corp.	543	14,536
FCB Financial Holdings, Inc. — Class A*	375	14,411
Summit Hotel Properties, Inc.	1,084	14,265
Agree Realty Corp.	285	14,090
AMERISAFE, Inc.	237	13,931
Tompkins Financial Corp.	182	13,907
Navigators Group, Inc.	141	13,666
First Merchants Corp.	510	13,643
Redwood Trust, Inc.	955	13,523
National General Holdings Corp.	606	13,477
PennyMac Mortgage Investment Trust	853	13,290
Boston Private Financial Holdings, Inc.	1,025	13,151
WSFS Financial Corp.	359	13,100
Beneficial Bancorp, Inc.	879	12,930
MBIA, Inc.*	1,647	12,830
Stewart Information Services Corp.	286	12,713
HFF, Inc. — Class A	449	12,433
S&T Bancorp, Inc.	427	12,379
BNC Bancorp	508	12,355
Safety Insurance Group, Inc.	180	12,100
Employers Holdings, Inc.	402	11,992
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	509	11,895
Aircastle Ltd.	598	11,876
St. Joe Co.*	632	11,616
United Fire Group, Inc.	270	11,426
Alexander’s, Inc.	27	11,329
Capstead Mortgage Corp.	1,196	11,278
Monmouth Real Estate Investment Corp.	790	11,273
Cohen & Steers, Inc.	262	11,200
First Commonwealth Financial Corp.	1,109	11,190
Infinity Property & Casualty Corp.	135	11,155
New Senior Investment Group, Inc.	956	11,032
FelCor Lodging Trust, Inc.	1,707	10,976
Lakeland Financial Corp.	302	10,697
Berkshire Hills Bancorp, Inc.	385	10,668
Banc of California, Inc.	611	10,668
CareTrust REIT, Inc.	721	10,657
Brookline Bancorp, Inc.	867	10,569
Ambac Financial Group, Inc.*	564	10,372
ARMOUR Residential REIT, Inc.	460	10,368
Hanmi Financial Corp.	393	10,352
Universal Insurance Holdings, Inc.	409	10,307
CenterState Banks, Inc.	581	10,301
FNFV Group*	824	10,284
Cardinal Financial Corp.	393	10,253
Nelnet, Inc. — Class A	253	10,214
KCG Holdings, Inc. — Class A*	657	10,203
State Bank Financial Corp.	438	9,995
Third Point Reinsurance Ltd.*	827	9,924
Heartland Financial USA, Inc.	275	9,919
MTGE Investment Corp.*	576	9,901
Southside Bancshares, Inc.	307	9,879
Universal Health Realty Income Trust	156	9,831
RE/MAX Holdings, Inc. — Class A	222	9,719
PHH Corp.*	663	9,580
Central Pacific Financial Corp.	379	9,547
Meridian Bancorp, Inc.	604	9,404
Maiden Holdings Ltd.	740	9,391
Hersha Hospitality Trust	518	9,334
Tier REIT, Inc.	598	9,233
iStar, Inc.*	859	9,217
National Storage Affiliates Trust	440	9,214
City Holding Co.	183	9,203
InfraREIT, Inc.	499	9,052
Chatham Lodging Trust	470	9,048
Investors Real Estate Trust	1,517	9,026
Pacific Premier Bancorp, Inc.*	341	9,023
Sandy Spring Bancorp, Inc.	295	9,021
First Busey Corp.	388	8,769
Stock Yards Bancorp, Inc.	266	8,767
Piper Jaffray Cos.*	181	8,742
Walker & Dunlop, Inc.*	345	8,715
United Financial Bancorp, Inc.	628	8,692
Northfield Bancorp, Inc.	527	8,485
New York Mortgage Trust, Inc. REIT	1,378	8,296

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 63

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Flushing Financial Corp.	348	$8,255
Greenhill & Company, Inc.	348	8,202
NorthStar Realty Europe Corp.	747	8,180
Urstadt Biddle Properties, Inc. — Class A	366	8,133
TrustCo Bank Corp. NY	1,143	8,104
Saul Centers, Inc.	120	7,992
Capital Bank Financial Corp. — Class A	248	7,963
FBL Financial Group, Inc. — Class A	123	7,868
Getty Realty Corp.	328	7,849
First Interstate BancSystem, Inc. — Class A	247	7,783
Easterly Government Properties, Inc.	407	7,766
Cass Information Systems, Inc.	137	7,761
First BanCorp*	1,489	7,743
Customers Bancorp, Inc.*	305	7,674
Opus Bank	215	7,605
Oritani Financial Corp.	483	7,593
Greenlight Capital Re Ltd. — Class A*	368	7,522
Enterprise Financial Services Corp.	240	7,500
Washington Trust Bancorp, Inc.	186	7,481
Cedar Realty Trust, Inc.	1,033	7,438
HomeStreet, Inc.*	296	7,418
International. FCStone, Inc.*	189	7,343
Silver Bay Realty Trust Corp.	416	7,292
Flagstar Bancorp, Inc.*	262	7,271
Univest Corporation of Pennsylvania	310	7,242
MainSource Financial Group, Inc.	289	7,211
Virtus Investment Partners, Inc.	73	7,144
Altisource Residential Corp.	655	7,140
BancFirst Corp.	98	7,106
Community Trust Bancorp, Inc.	191	7,088
Investment Technology Group, Inc.	412	7,062
Diamond Hill Investment Group, Inc.	38	7,022
National Bank Holdings Corp. — Class A	300	7,011
1st Source Corp.	196	6,996
OM Asset Management plc	502	6,983
German American Bancorp, Inc.	178	6,930
Lakeland Bancorp, Inc.	486	6,823
TriCo Bancshares	253	6,773
Encore Capital Group, Inc.*	298	6,699
Bryn Mawr Bank Corp.	208	6,654
First Potomac Realty Trust	726	6,643
Heritage Financial Corp.	369	6,624
Dime Community Bancshares, Inc.	391	6,553
James River Group Holdings Ltd.	179	6,480
ConnectOne Bancorp, Inc.	356	6,429
Ladder Capital Corp. — Class A	480	6,355
Moelis & Co. — Class A	233	6,265
Meta Financial Group, Inc.	103	6,243
CoBiz Financial, Inc.	466	6,202
Independent Bank Group, Inc.	139	6,140
Camden National Corp.	127	6,063
PJT Partners, Inc. — Class A	222	6,054
Nationstar Mortgage Holdings, Inc.*	405	5,998
Bridge Bancorp, Inc.	209	5,975
Seacoast Banking Corporation of Florida*	371	5,969
WMIH Corp.*	2,542	5,948
First of Long Island Corp.	178	5,901
Anworth Mortgage Asset Corp.	1,199	5,899
Ashford Hospitality Trust, Inc.	979	5,766
National Western Life Group, Inc. — Class A	28	5,750
CatchMark Timber Trust, Inc. — Class A	486	5,681
Armada Hoffler Properties, Inc.	417	5,588
AG Mortgage Investment Trust, Inc.	352	5,544
OFG Bancorp	542	5,480
Great Southern Bancorp, Inc.	134	5,454
Citizens, Inc.*	581	5,438
Preferred Bank/Los Angeles CA	152	5,434
Waterstone Financial, Inc.	319	5,420
Mercantile Bank Corp.	199	5,343
Western Asset Mortgage Capital Corp. REIT	512	5,335
Westwood Holdings Group, Inc.	100	5,311
Park Sterling Corp.	645	5,237
Gladstone Commercial Corp.	280	5,216
First Financial Corp.	125	5,085
Forestar Group, Inc.*	428	5,012
Suffolk Bancorp	143	4,972
OceanFirst Financial Corp.	257	4,950
Peoples Bancorp, Inc.	201	4,943
First Defiance Financial Corp.	110	4,910
First Bancorp	246	4,868
First Community Bancshares, Inc.	196	4,861
Resource Capital Corp.	379	4,855
Stonegate Bank	143	4,826
Horizon Bancorp	164	4,818
Heritage Insurance Holdings, Inc.	333	4,799
Fidelity Southern Corp.	260	4,781
Marcus & Millichap, Inc.*	182	4,759
QCR Holdings, Inc.	149	4,728
Financial Institutions, Inc.	174	4,717
Virtu Financial, Inc. — Class A	315	4,716
NMI Holdings, Inc. — Class A*	618	4,709
Altisource Portfolio Solutions S.A.*	145	4,698
Arrow Financial Corp.	143	4,688
Cowen Group, Inc. — Class A*	1,279	4,643
Blue Hills Bancorp, Inc.	309	4,641
CU Bancorp*	203	4,630
Ocwen Financial Corp.*	1,260	4,624
State Auto Financial Corp.	194	4,619
Whitestone REIT — Class B	328	4,553
Independence Realty Trust, Inc.	505	4,545
TriState Capital Holdings, Inc.*	275	4,441
NexPoint Residential Trust, Inc.	225	4,424
Peapack Gladstone Financial Corp.	197	4,415
CorEnergy Infrastructure Trust, Inc.	150	4,400
Franklin Financial Network, Inc.*	117	4,376
Southwest Bancorp, Inc.	226	4,292
Independent Bank Corp.	255	4,292
Farmer Mac — Class C	108	4,266
State National Companies, Inc.	382	4,248
Ares Commercial Real Estate Corp.	336	4,234
Clifton Bancorp, Inc.	274	4,189

64 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Arlington Asset Investment Corp. — Class A	282	$4,171
Dynex Capital, Inc.	562	4,170
United Community Financial Corp.	582	4,138
Ashford Hospitality Prime, Inc.	290	4,089
Acacia Research Corp.	625	4,075
First Foundation, Inc.*	165	4,071
Pacific Continental Corp.	239	4,020
One Liberty Properties, Inc.	165	3,986
Bank Mutual Corp.	511	3,924
West Bancorporation, Inc.	199	3,900
RAIT Financial Trust	1,149	3,884
Triumph Bancorp, Inc.*	194	3,849
Preferred Apartment Communities, Inc. — Class A	284	3,837
Houlihan Lokey, Inc.	153	3,833
HomeTrust Bancshares, Inc.*	207	3,830
Republic Bancorp, Inc. — Class A	121	3,761
Bank of Marin Bancorp	75	3,730
World Acceptance Corp.*	76	3,727
Allegiance Bancshares, Inc.*	137	3,699
CNB Financial Corp.	173	3,661
United Insurance Holdings Corp.	215	3,651
Nicolet Bankshares, Inc.*	95	3,643
UMH Properties, Inc.	305	3,636
Heritage Commerce Corp.	327	3,577
OneBeacon Insurance Group Ltd. — Class A	250	3,570
Live Oak Bancshares, Inc.	245	3,533
Peoples Financial Services Corp.	86	3,505
Community Healthcare Trust, Inc.	158	3,463
Fidelity & Guaranty Life	149	3,455
City Office REIT, Inc.	270	3,437
On Deck Capital, Inc.*	601	3,426
Guaranty Bancorp	188	3,356
Farmers National Banc Corp.	311	3,353
People’s Utah Bancorp	163	3,317
RMR Group, Inc. — Class A	87	3,301
HCI Group, Inc.	108	3,279
Safeguard Scientifics, Inc.*	252	3,266
Atlantic Capital Bancshares, Inc.*	217	3,251
Citizens & Northern Corp.	147	3,230
Enterprise Bancorp, Inc.	115	3,220
Enova International, Inc.*	332	3,214
MidWestOne Financial Group, Inc.	103	3,128
National Bankshares, Inc.	85	3,126
Global Indemnity plc — Class A*	105	3,119
First Connecticut Bancorp, Inc.	175	3,113
Sun Bancorp, Inc.	134	3,090
National Interstate Corp.	94	3,058
Bluerock Residential Growth REIT, Inc.	235	3,055
First Bancorp, Inc.	127	3,044
Trupanion, Inc.*	180	3,042
Old Second Bancorp, Inc.	360	2,992
NewStar Financial, Inc.*	307	2,981
Ames National Corp.	107	2,960
Federated National Holding Co.	157	2,934
Ladenburg Thalmann Financial Services, Inc.*	1,265	2,922
Baldwin & Lyons, Inc. — Class B	113	2,896
PennyMac Financial Services, Inc. — Class A*	170	2,892
GAIN Capital Holdings, Inc.	467	2,886
American National Bankshares, Inc.	103	2,879
National Commerce Corp.*	106	2,868
Carolina Financial Corp.	128	2,859
Regional Management Corp.*	132	2,858
Green Bancorp, Inc.*	259	2,831
Bancorp, Inc.*	439	2,818
EMC Insurance Group, Inc.	104	2,801
Sierra Bancorp	146	2,739
Farmers Capital Bank Corp.	92	2,726
Territorial Bancorp, Inc.	95	2,723
Bar Harbor Bankshares	74	2,717
First Mid-Illinois Bancshares, Inc.	99	2,699
Orchid Island Capital, Inc.	256	2,668
Macatawa Bank Corp.	331	2,645
Consolidated-Tomoka Land Co.	51	2,611
Penns Woods Bancorp, Inc.	58	2,579
Great Ajax Corp.	186	2,539
eHealth, Inc.*	226	2,533
WashingtonFirst Bankshares, Inc.	101	2,486
Heritage Oaks Bancorp	300	2,460
FRP Holdings, Inc.*	79	2,455
Access National Corp.	102	2,438
BankFinancial Corp.	190	2,413
Cascade Bancorp*	393	2,382
First Business Financial Services, Inc.	101	2,374
Trinity Place Holdings, Inc.*	242	2,367
BSB Bancorp, Inc.*	101	2,366
Hingham Institution for Savings	17	2,355
Merchants Bancshares, Inc.	72	2,332
Charter Financial Corp.	170	2,190
Owens Realty Mortgage, Inc.	126	2,182
CommunityOne Bancorp*	157	2,173
Northrim BanCorp, Inc.	84	2,163
Xenith Bankshares, Inc.*	934	2,158
Codorus Valley Bancorp, Inc.	97	2,122
Atlas Financial Holdings, Inc.*	133	2,097
Old Line Bancshares, Inc.	105	2,072
Bear State Financial, Inc.	225	2,068
Capital City Bank Group, Inc.	138	2,038
MBT Financial Corp.	223	2,018
Home Bancorp, Inc.	72	2,016
Marlin Business Services Corp.	104	2,016
Real Industry, Inc.*	328	2,007
LCNB Corp.	110	2,004
ACNB Corp.	75	1,994
Summit Financial Group, Inc.	104	1,993
Associated Capital Group, Inc. — Class A	56	1,986
Stratus Properties, Inc.*	78	1,903
MutualFirst Financial, Inc.	68	1,886

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 65

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

First Northwest Bancorp*	139	$1,875
First NBC Bank Holding Co.*	196	1,850
Shore Bancshares, Inc.	157	1,849
Orrstown Financial Services, Inc.	93	1,837
SI Financial Group, Inc.	139	1,835
Southern National Bancorp of Virginia, Inc.	140	1,827
Southern Missouri Bancorp, Inc.	73	1,818
Premier Financial Bancorp, Inc.	106	1,817
Hallmark Financial Services, Inc.*	175	1,801
Veritex Holdings, Inc.*	103	1,791
Investors Title Co.	18	1,791
Oppenheimer Holdings, Inc. — Class A	124	1,772
Lake Sunapee Bank Group	98	1,771
Central Valley Community Bancorp	110	1,745
Republic First Bancorp, Inc.*	421	1,730
C&F Financial Corp.	40	1,723
Bankwell Financial Group, Inc.	72	1,706
Crawford & Co. — Class B	150	1,703
Tiptree Financial, Inc. — Class A	286	1,699
Century Bancorp, Inc. — Class A	37	1,677
Donegal Group, Inc. — Class A	104	1,675
Union Bankshares, Inc.	49	1,669
Middleburg Financial Corp.	59	1,669
Farmland Partners, Inc.	146	1,635
Equity Bancshares, Inc. — Class A*	63	1,634
Provident Financial Holdings, Inc.	83	1,623
First Community Financial Partners, Inc.*	170	1,618
First Financial Northwest, Inc.	114	1,615
GAMCO Investors, Inc. — Class A	55	1,566
Independence Holding Co.	89	1,529
Westfield Financial, Inc.	199	1,522
Southern First Bancshares, Inc.*	55	1,517
First Internet Bancorp	65	1,501
Calamos Asset Management, Inc. — Class A	211	1,439
Pacific Mercantile Bancorp*	192	1,415
ESSA Bancorp, Inc.	102	1,411
Pzena Investment Management, Inc. — Class A	183	1,409
Blue Capital Reinsurance Holdings Ltd.	74	1,356
Manning & Napier, Inc. — Class A	187	1,326
Impac Mortgage Holdings, Inc.*	99	1,306
Hennessy Advisors, Inc.	36	1,277
County Bancorp, Inc.	60	1,201
Midland States Bancorp, Inc.	46	1,166
Chemung Financial Corp.	39	1,131
Silvercrest Asset Management Group, Inc. — Class A	88	1,045
FBR & Co.	73	967
Walter Investment Management Corp.*	234	950
Provident Bancorp, Inc.*	55	858
BBX Capital Corp. — Class A*	38	784
Greene County Bancorp, Inc.	38	633
Medley Management, Inc. — Class A	71	597
California First National Bancorp	29	405
Fifth Street Asset Management, Inc.	64	353
Griffin Industrial Realty, Inc.	9	288
United Development Funding IV†††	233	—
Total Financial		5,626,655

Consumer, Non-cyclical - 14.8%
Cepheid*	910	47,947
PAREXEL International Corp.*	657	45,629
HealthSouth Corp.	1,111	45,073
NuVasive, Inc.*	620	41,328
Deluxe Corp.	612	40,894
B&G Foods, Inc.	823	40,475
Bright Horizons Family Solutions, Inc.*	550	36,789
Horizon Pharma plc*	2,020	36,622
Exelixis, Inc.*	2,846	36,401
Cantel Medical Corp.	449	35,013
Healthcare Services Group, Inc.	881	34,871
Snyder’s-Lance, Inc.	1,008	33,849
TESARO, Inc.*	336	33,680
Sarepta Therapeutics, Inc.*	535	32,854
Catalent, Inc.*	1,247	32,222
Prestige Brands Holdings, Inc.*	666	32,147
Ultragenyx Pharmaceutical, Inc.*	451	31,994
Medicines Co.*	843	31,815
Cimpress N.V.*	314	31,771
Wright Medical Group N.V.*	1,292	31,693
Molina Healthcare, Inc.*	542	31,609
Bluebird Bio, Inc.*	464	31,450
Nevro Corp.*	301	31,421
Avon Products, Inc.	5,515	31,215
Integra LifeSciences Holdings Corp.*	378	31,203
Lancaster Colony Corp.	235	31,041
Masimo Corp.*	512	30,459
ARIAD Pharmaceuticals, Inc.*	2,215	30,323
Helen of Troy Ltd.*	351	30,246
Insulet Corp.*	722	29,559
Chemed Corp.	203	28,637
Nektar Therapeutics*	1,621	27,849
Darling Ingredients, Inc.*	2,057	27,790
ABM Industries, Inc.	698	27,711
Team Health Holdings, Inc.*	850	27,676
Kite Pharma, Inc.*	490	27,371
Owens & Minor, Inc.	782	27,159
Prothena Corporation plc*	435	26,086
Ironwood Pharmaceuticals, Inc. — Class A*	1,620	25,725
Neogen Corp.*	456	25,509
Cardtronics plc — Class A*	564	25,155
Vector Group Ltd.	1,163	25,036
United Natural Foods, Inc.*	621	24,865
Exact Sciences Corp.*	1,323	24,568
Matthews International Corp. — Class A	400	24,304
Ligand Pharmaceuticals, Inc. — Class B*	238	24,290
Fresh Del Monte Produce, Inc.	405	24,260
Penumbra, Inc.*	319	24,241
Sanderson Farms, Inc.	250	24,083
Monro Muffler Brake, Inc.	393	24,040

66 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Sotheby’s	617	$23,458
HMS Holdings Corp.*	1,055	23,390
ICU Medical, Inc.*	184	23,255
Haemonetics Corp.*	641	23,211
FTI Consulting, Inc.*	520	23,170
On Assignment, Inc.*	637	23,117
Incorporated Research Holdings, Inc. — Class A*	518	23,092
Advisory Board Co.*	513	22,952
Grand Canyon Education, Inc.*	563	22,740
J&J Snack Foods Corp.	188	22,395
CEB, Inc.	402	21,897
Travelport Worldwide Ltd.	1,447	21,748
Impax Laboratories, Inc.*	917	21,732
Radius Health, Inc.*	395	21,365
Aaron’s, Inc.	823	20,920
Brink’s Co.	564	20,913
Puma Biotechnology, Inc.*	309	20,718
HealthEquity, Inc.*	540	20,439
Halyard Health, Inc.*	586	20,310
NxStage Medical, Inc.*	797	19,917
Globus Medical, Inc. — Class A*	877	19,794
WD-40 Co.	176	19,788
Alder Biopharmaceuticals, Inc.*	586	19,202
Depomed, Inc.*	764	19,092
AMN Healthcare Services, Inc.*	593	18,899
Dean Foods Co.	1,147	18,811
DeVry Education Group, Inc.	783	18,056
Select Medical Holdings Corp.*	1,336	18,036
LifeLock, Inc.*	1,058	17,901
Five Prime Therapeutics, Inc.*	338	17,742
Cambrex Corp.*	399	17,740
Ophthotech Corp.*	382	17,621
Zeltiq Aesthetics, Inc.*	444	17,414
Myriad Genetics, Inc.*	845	17,390
PRA Health Sciences, Inc.*	303	17,123
Boston Beer Company, Inc. — Class A*	110	17,079
Magellan Health, Inc.*	311	16,710
SUPERVALU, Inc.*	3,329	16,611
Amedisys, Inc.*	350	16,604
Halozyme Therapeutics, Inc.*	1,365	16,489
Theravance Biopharma, Inc.*	454	16,453
Surgical Care Affiliates, Inc.*	336	16,383
Huron Consulting Group, Inc.*	271	16,195
Universal Corp.	278	16,185
Diplomat Pharmacy, Inc.*	572	16,022
Natus Medical, Inc.*	407	15,991
Community Health Systems, Inc.*	1,382	15,948
Pacira Pharmaceuticals, Inc.*	456	15,604
Sage Therapeutics, Inc.*	332	15,289
Cynosure, Inc. — Class A*	297	15,129
Korn/Ferry International	717	15,057
Cal-Maine Foods, Inc.	387	14,915
Supernus Pharmaceuticals, Inc.*	587	14,517
Spark Therapeutics, Inc.*	239	14,354
Clovis Oncology, Inc.*	398	14,348
Insperity, Inc.	196	14,237
Abaxis, Inc.	275	14,196
Air Methods Corp.*	445	14,013
Portola Pharmaceuticals, Inc.*	617	14,012
Analogic Corp.	156	13,822
CONMED Corp.	345	13,821
FibroGen, Inc.*	655	13,559
Cempra, Inc.*	559	13,528
Spectranetics Corp.*	535	13,423
SpartanNash Co.	462	13,361
EVERTEC, Inc.	796	13,357
Amicus Therapeutics, Inc.*	1,783	13,194
Merit Medical Systems, Inc.*	539	13,092
Endologix, Inc.*	1,015	12,992
Emergent BioSolutions, Inc.*	407	12,833
ACCO Brands Corp.*	1,331	12,831
TherapeuticsMD, Inc.*	1,879	12,796
Repligen Corp.*	423	12,770
Calavo Growers, Inc.	194	12,693
Synergy Pharmaceuticals, Inc.*	2,271	12,513
Acceleron Pharma, Inc.*	343	12,413
Green Dot Corp. — Class A*	534	12,314
Inogen, Inc.*	204	12,220
Array BioPharma, Inc.*	1,808	12,204
Andersons, Inc.	336	12,157
Ensign Group, Inc.	598	12,037
Navigant Consulting, Inc.*	595	12,031
Paylocity Holding Corp.*	270	12,004
TrueBlue, Inc.*	527	11,942
MacroGenics, Inc.*	399	11,934
Achillion Pharmaceuticals, Inc.*	1,467	11,883
Team, Inc.*	362	11,841
Performance Food Group Co.*	469	11,631
TriNet Group, Inc.*	527	11,399
Aerie Pharmaceuticals, Inc.*	301	11,360
Luminex Corp.*	497	11,292
Insmed, Inc.*	775	11,253
Acorda Therapeutics, Inc.*	538	11,233
Innoviva, Inc.	1,012	11,122
MiMedx Group, Inc.*	1,280	10,982
NutriSystem, Inc.	365	10,837
Kindred Healthcare, Inc.	1,055	10,782
AMAG Pharmaceuticals, Inc.*	437	10,711
Healthways, Inc.*	399	10,558
Dermira, Inc.*	308	10,417
Central Garden & Pet Co. — Class A*	419	10,391
PharMerica Corp.*	370	10,386
Seaboard Corp.*	3	10,320
Vascular Solutions, Inc.*	211	10,177
Retrophin, Inc.*	453	10,138
Meridian Bioscience, Inc.	522	10,069
ICF International, Inc.*	226	10,016
Coherus Biosciences, Inc.*	369	9,882
Xencor, Inc.*	403	9,869
Merrimack Pharmaceuticals, Inc.*	1,528	9,703
Quad/Graphics, Inc.	363	9,699

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 67

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Raptor Pharmaceutical Corp.*	1,071	$9,607
Lexicon Pharmaceuticals, Inc.*	529	9,559
US Physical Therapy, Inc.	152	9,531
Momenta Pharmaceuticals, Inc.*	813	9,504
Cardiovascular Systems, Inc.*	399	9,472
Orthofix International N.V.*	219	9,367
McGrath RentCorp	294	9,323
Viad Corp.	252	9,291
National Healthcare Corp.	140	9,239
Lannett Company, Inc.*	347	9,220
Pacific Biosciences of California, Inc.*	1,005	9,005
USANA Health Sciences, Inc.*	65	8,993
Coca-Cola Bottling Company Consolidated	59	8,742
ZIOPHARM Oncology, Inc.*	1,521	8,563
Apollo Education Group, Inc. — Class A*	1,069	8,499
Amphastar Pharmaceuticals, Inc.*	446	8,461
Anika Therapeutics, Inc.*	176	8,422
Integer Holdings Corp.*	383	8,307
Capella Education Co.	142	8,242
Rent-A-Center, Inc.	650	8,216
Tootsie Roll Industries, Inc.	216	7,955
Glaukos Corp.*	209	7,888
Providence Service Corp.*	162	7,878
Cerus Corp.*	1,268	7,874
Accelerate Diagnostics, Inc.*	288	7,851
Eagle Pharmaceuticals, Inc.*	111	7,769
LendingTree, Inc.*	80	7,753
Inovio Pharmaceuticals, Inc.*	831	7,745
Vanda Pharmaceuticals, Inc.*	459	7,638
Adeptus Health, Inc. — Class A*	173	7,448
Blueprint Medicines Corp.*	250	7,425
Quidel Corp.*	336	7,422
Atrion Corp.	17	7,252
Kelly Services, Inc. — Class A	368	7,073
Inter Parfums, Inc.	219	7,067
Novavax, Inc.*	3,380	7,030
LHC Group, Inc.*	188	6,933
PDL BioPharma, Inc.	2,068	6,928
CryoLife, Inc.	394	6,923
Ingles Markets, Inc. — Class A	175	6,920
CBIZ, Inc.*	618	6,915
Vitae Pharmaceuticals, Inc.*	329	6,883
Heron Therapeutics, Inc.*	398	6,858
Genomic Health, Inc.*	234	6,767
Resources Connection, Inc.	446	6,663
RPX Corp.*	622	6,649
Agenus, Inc.*	915	6,570
ANI Pharmaceuticals, Inc.*	99	6,569
Intra-Cellular Therapies, Inc.*	430	6,553
National Beverage Corp.*	147	6,475
SciClone Pharmaceuticals, Inc.*	627	6,427
Triple-S Management Corp. — Class B*	292	6,404
Omega Protein Corp.*	274	6,403
Phibro Animal Health Corp. — Class A	235	6,387
MGP Ingredients, Inc.	157	6,362
Weis Markets, Inc.	120	6,360
Accuray, Inc.*	998	6,357
Kforce, Inc.	307	6,290
BioTelemetry, Inc.*	338	6,277
Atara Biotherapeutics, Inc.*	291	6,224
AtriCure, Inc.*	393	6,217
Strayer Education, Inc.*	132	6,162
Corcept Therapeutics, Inc.*	935	6,078
K12, Inc.*	423	6,070
Amplify Snack Brands, Inc.*	366	5,929
AngioDynamics, Inc.*	338	5,929
GenMark Diagnostics, Inc.*	502	5,924
Capital Senior Living Corp.*	352	5,914
PTC Therapeutics, Inc.*	416	5,828
K2M Group Holdings, Inc.*	322	5,725
Flexion Therapeutics, Inc.*	291	5,686
Career Education Corp.*	837	5,683
Omeros Corp.*	506	5,647
Arrowhead Pharmaceuticals, Inc.*	758	5,571
SP Plus Corp.*	216	5,523
Aduro Biotech, Inc.*	444	5,519
Progenics Pharmaceuticals, Inc.*	871	5,513
John B Sanfilippo & Son, Inc.	107	5,492
Lion Biotechnologies, Inc.*	666	5,481
Otonomy, Inc.*	301	5,475
NeoGenomics, Inc.*	664	5,458
Novocure Ltd.*	634	5,414
Revlon, Inc. — Class A*	147	5,407
OraSure Technologies, Inc.*	678	5,404
Ennis, Inc.	320	5,392
Arena Pharmaceuticals, Inc.*	3,069	5,371
Albany Molecular Research, Inc.*	325	5,366
Landauer, Inc.	120	5,338
Cotiviti Holdings, Inc.*	158	5,298
Keryx Biopharmaceuticals, Inc.*	988	5,246
Bellicum Pharmaceuticals, Inc.*	262	5,214
Enanta Pharmaceuticals, Inc.*	195	5,189
Dynavax Technologies Corp.*	487	5,109
Ardelyx, Inc.*	391	5,060
Intersect ENT, Inc.*	319	5,053
Epizyme, Inc.*	504	4,959
Medifast, Inc.	131	4,950
Aimmune Therapeutics, Inc.*	329	4,935
Surmodics, Inc.*	162	4,875
Celldex Therapeutics, Inc.*	1,196	4,832
Forrester Research, Inc.	124	4,824
Advaxis, Inc.*	449	4,800
Global Blood Therapeutics, Inc.*	207	4,771
CorVel Corp.*	124	4,762
Teladoc, Inc.*	260	4,760
Cross Country Healthcare, Inc.*	401	4,724
Surgery Partners, Inc.*	233	4,716
STAAR Surgical Co.*	501	4,709
Hackett Group, Inc.	281	4,642
Spectrum Pharmaceuticals, Inc.*	970	4,530
ConforMIS, Inc.*	448	4,444
Invacare Corp.	397	4,434

68 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Tobira Therapeutics, Inc.*	111	$4,411
Universal American Corp.	575	4,399
Carriage Services, Inc. — Class A	185	4,375
Loxo Oncology, Inc.*	167	4,372
Barrett Business Services, Inc.	88	4,366
Axovant Sciences Ltd.*	306	4,284
Rigel Pharmaceuticals, Inc.*	1,166	4,279
Geron Corp.*	1,890	4,271
Heidrick & Struggles International, Inc.	229	4,248
Tejon Ranch Co.*	174	4,232
Versartis, Inc.*	342	4,190
Revance Therapeutics, Inc.*	256	4,150
La Jolla Pharmaceutical Co.*	174	4,139
Heska Corp.*	76	4,137
Organovo Holdings, Inc.*	1,078	4,086
Akebia Therapeutics, Inc.*	450	4,073
NewLink Genetics Corp.*	271	4,070
BioScrip, Inc.*	1,408	4,069
BioCryst Pharmaceuticals, Inc.*	919	4,053
Sangamo BioSciences, Inc.*	869	4,023
Rockwell Medical, Inc.*	600	4,020
CytomX Therapeutics, Inc.*	256	4,014
Monster Worldwide, Inc.*	1,097	3,960
Teligent, Inc.*	518	3,937
Foundation Medicine, Inc.*	168	3,923
Aratana Therapeutics, Inc.*	418	3,912
Cytokinetics, Inc.*	424	3,892
American Public Education, Inc.*	194	3,843
Trevena, Inc.*	560	3,780
ServiceSource International, Inc.*	764	3,728
Alarm.com Holdings, Inc.*	129	3,723
Almost Family, Inc.*	101	3,714
NanoString Technologies, Inc.*	185	3,696
Smart & Final Stores, Inc.*	289	3,691
Curis, Inc.*	1,397	3,646
Natera, Inc.*	326	3,622
Sucampo Pharmaceuticals, Inc. — Class A*	293	3,607
Farmer Brothers Co.*	101	3,591
Weight Watchers International, Inc.*	347	3,581
TG Therapeutics, Inc.*	461	3,568
REGENXBIO, Inc.*	254	3,559
Zogenix, Inc.*	311	3,555
Immunomedics, Inc.*	1,092	3,549
Exactech, Inc.*	131	3,541
Oxford Immunotec Global plc*	278	3,492
Insys Therapeutics, Inc.*	294	3,466
Civitas Solutions, Inc.*	189	3,451
RadNet, Inc.*	465	3,441
Adamas Pharmaceuticals, Inc.*	209	3,430
BioTime, Inc.*	871	3,397
Minerva Neurosciences, Inc.*	238	3,359
LeMaitre Vascular, Inc.	169	3,353
Central Garden & Pet Co.*	127	3,302
Collegium Pharmaceutical, Inc.*	170	3,274
Nutraceutical International Corp.*	103	3,218
Primo Water Corp.*	264	3,202
BioSpecifics Technologies Corp.*	68	3,106
Aclaris Therapeutics, Inc.*	119	3,048
OncoMed Pharmaceuticals, Inc.*	266	3,040
WaVe Life Sciences Ltd.*	93	3,020
Paratek Pharmaceuticals, Inc.*	229	2,979
Craft Brew Alliance, Inc.*	158	2,975
Ascent Capital Group, Inc. — Class A*	128	2,966
Chimerix, Inc.*	534	2,958
XBiotech, Inc.*	219	2,948
Village Super Market, Inc. — Class A	92	2,945
Karyopharm Therapeutics, Inc.*	296	2,880
Idera Pharmaceuticals, Inc.*	1,114	2,852
ImmunoGen, Inc.*	1,054	2,825
OvaScience, Inc.*	393	2,814
MediciNova, Inc.*	372	2,786
Limoneira Co.	147	2,778
Seres Therapeutics, Inc.*	223	2,741
InVivo Therapeutics Holdings Corp.*	403	2,740
CSS Industries, Inc.	107	2,737
AxoGen, Inc.*	302	2,727
TerraVia Holdings, Inc.*	983	2,703
Chefs’ Warehouse, Inc.*	242	2,696
CRA International, Inc.*	100	2,659
Natural Health Trends Corp.	93	2,628
MoneyGram International, Inc.*	370	2,627
Great Lakes Dredge & Dock Corp.*	740	2,590
Utah Medical Products, Inc.	43	2,571
Enzo Biochem, Inc.*	497	2,530
MannKind Corp.*	4,059	2,517
Avexis, Inc.*	61	2,514
Invitae Corp.*	285	2,497
Esperion Therapeutics, Inc.*	179	2,479
Sorrento Therapeutics, Inc.*	316	2,446
Addus HomeCare Corp.*	93	2,433
Quorum Health Corp.*	371	2,326
Nobilis Health Corp.*	694	2,325
Ignyta, Inc.*	369	2,321
Seneca Foods Corp. — Class A*	82	2,316
MyoKardia, Inc.*	141	2,304
Stemline Therapeutics, Inc.*	211	2,285
Franklin Covey Co.*	128	2,280
RTI Surgical, Inc.*	719	2,250
Inventure Foods, Inc.*	237	2,228
Cellular Biomedicine Group, Inc.*	152	2,204
Durect Corp.*	1,580	2,196
Cara Therapeutics, Inc.*	263	2,196
AAC Holdings, Inc.*	124	2,156
Edge Therapeutics, Inc.*	203	2,113
Egalet Corp.*	277	2,108
Entellus Medical, Inc.*	94	2,085
Concert Pharmaceuticals, Inc.*	206	2,083
Inotek Pharmaceuticals Corp.*	218	2,067
Vectrus, Inc.*	134	2,041
Pfenex, Inc.*	228	2,041
Athersys, Inc.*	953	2,030

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 69

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

American Renal Associates Holdings, Inc.*	109	$1,991
Alliance One International, Inc.*	104	1,988
ARC Document Solutions, Inc.*	514	1,922
Medgenics, Inc.*	340	1,894
Reata Pharmaceuticals, Inc. — Class A*	71	1,872
Vital Therapies, Inc.*	296	1,812
Tandem Diabetes Care, Inc.*	233	1,785
Voyager Therapeutics, Inc.*	147	1,765
Care.com, Inc.*	176	1,753
Cutera, Inc.*	147	1,752
Tetraphase Pharmaceuticals, Inc.*	455	1,743
Collectors Universe, Inc.	94	1,742
PharmAthene, Inc.*	600	1,740
ChemoCentryx, Inc.*	288	1,740
AcelRx Pharmaceuticals, Inc.*	443	1,723
Nature’s Sunshine Products, Inc.	107	1,712
National Research Corp. — Class A	105	1,710
PFSweb, Inc.*	184	1,643
Textainer Group Holdings Ltd.	219	1,640
Synthetic Biologics, Inc.*	947	1,629
Lifevantage Corp.*	172	1,627
NantKwest, Inc.*	209	1,626
CAI International, Inc.*	196	1,621
Regulus Therapeutics, Inc.*	486	1,604
CPI Card Group, Inc.	263	1,589
Trovagene, Inc.*	353	1,585
Flex Pharma, Inc.*	133	1,567
Applied Genetic Technologies Corp.*	159	1,555
Information Services Group, Inc.*	389	1,552
Bio-Path Holdings, Inc.*	1,108	1,551
Anthera Pharmaceuticals, Inc.*	492	1,550
B. Riley Financial, Inc.	116	1,550
Ocular Therapeutix, Inc.*	224	1,539
Cidara Therapeutics, Inc.*	134	1,534
Bridgepoint Education, Inc.*	223	1,532
Intellia Therapeutics, Inc.*	87	1,481
TransEnterix, Inc.*	871	1,472
Endocyte, Inc.*	476	1,471
Titan Pharmaceuticals, Inc.*	235	1,382
Iridex Corp.*	94	1,362
Senseonics Holdings, Inc.*	348	1,357
Veracyte, Inc.*	175	1,332
T2 Biosystems, Inc.*	183	1,325
Natural Grocers by Vitamin Cottage, Inc.*	114	1,272
Fortress Biotech, Inc.*	427	1,268
Genesis Healthcare, Inc.*	468	1,250
Osiris Therapeutics, Inc.	249	1,235
Proteostasis Therapeutics, Inc.*	79	1,232
Patriot National, Inc.*	136	1,225
Dimension Therapeutics, Inc.*	153	1,222
Asterias Biotherapeutics, Inc.*	284	1,204
Adverum Biotechnologies, Inc.*	288	1,184
Editas Medicine, Inc.*	86	1,159
Agile Therapeutics, Inc.*	166	1,159
Anavex Life Sciences Corp.*	315	1,143
Neos Therapeutics, Inc.*	172	1,132
Neff Corp. — Class A*	119	1,131
Synutra International, Inc.*	264	1,125
Avinger, Inc.*	231	1,102
Axsome Therapeutics, Inc.*	139	1,095
Liberty Tax, Inc.	85	1,086
Alico, Inc.	40	1,074
GlycoMimetics, Inc.*	150	1,073
ChromaDex Corp.*	358	1,067
Immune Design Corp.*	140	1,061
Mirati Therapeutics, Inc.*	159	1,051
Lifeway Foods, Inc.*	59	999
Infinity Pharmaceuticals, Inc.*	615	959
Zafgen, Inc.*	286	947
Galena Biopharma, Inc.*	2,649	928
Lipocine, Inc.*	207	923
Cambium Learning Group, Inc.*	168	912
Turning Point Brands, Inc.*	75	902
Argos Therapeutics, Inc.*	180	895
Syndax Pharmaceuticals, Inc.*	59	894
iRadimed Corp.*	51	866
CytRx Corp.*	1,214	714
Eiger BioPharmaceuticals, Inc.*	52	696
Corvus Pharmaceuticals, Inc.*	42	691
vTv Therapeutics, Inc. — Class A*	96	690
USMD Holdings, Inc.*	29	657
Second Sight Medical Products, Inc.*	178	627
Aptevo Therapeutics, Inc.*	203	520
Ampio Pharmaceuticals, Inc.*	550	407
ViewRay, Inc.*	83	375
Tokai Pharmaceuticals, Inc.*	124	190
Total Consumer, Non-cyclical		4,455,145

Industrial - 9.7%
Curtiss-Wright Corp.	555	50,566
Teledyne Technologies, Inc.*	428	46,194
EMCOR Group, Inc.	758	45,191
XPO Logistics, Inc.*	1,226	44,958
Woodward, Inc.	663	41,424
CLARCOR, Inc.	596	38,740
EnerSys	546	37,778
Tech Data Corp.*	438	37,103
Belden, Inc.	525	36,219
Littelfuse, Inc.	277	35,680
Joy Global, Inc.	1,235	34,259
Louisiana-Pacific Corp.*	1,806	34,007
Coherent, Inc.*	303	33,494
Dycom Industries, Inc.*	383	31,323
Generac Holdings, Inc.*	818	29,694
Drew Industries, Inc.	297	29,111
Universal Display Corp.*	519	28,810
Kennametal, Inc.	989	28,701
Esterline Technologies Corp.*	370	28,135
Sanmina Corp.*	920	26,192
John Bean Technologies Corp.	365	25,750
Tetra Tech, Inc.	724	25,680
Barnes Group, Inc.	629	25,505
MasTec, Inc.*	829	24,654

70 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Granite Construction, Inc.	495	$24,621
Mueller Water Products, Inc. — Class A	1,952	24,498
Universal Forest Products, Inc.	248	24,426
Vishay Intertechnology, Inc.	1,708	24,066
Knight Transportation, Inc.	838	24,042
Moog, Inc. — Class A*	400	23,816
Masonite International Corp.*	380	23,624
Golar LNG Ltd.	1,114	23,616
Franklin Electric Company, Inc.	577	23,490
Advanced Energy Industries, Inc.*	495	23,423
Hillenbrand, Inc.	739	23,382
Itron, Inc.*	419	23,362
KLX, Inc.*	661	23,268
Mueller Industries, Inc.	709	22,985
Simpson Manufacturing Company, Inc.	520	22,853
GATX Corp.	512	22,810
MSA Safety, Inc.	389	22,578
Watts Water Technologies, Inc. — Class A	348	22,564
Rexnord Corp.*	1,038	22,224
RBC Bearings, Inc.*	284	21,720
Trex Company, Inc.*	369	21,668
Matson, Inc.	542	21,615
IMAX Corp.*	738	21,380
Applied Industrial Technologies, Inc.	455	21,266
AZZ, Inc.	324	21,147
GoPro, Inc. — Class A*	1,265	21,100
KapStone Paper and Packaging Corp.	1,081	20,452
Trinseo S.A.	360	20,362
Swift Transportation Co. — Class A*	935	20,074
Brady Corp. — Class A	573	19,832
Plexus Corp.*	418	19,554
Fabrinet*	436	19,441
TASER International, Inc.*	654	18,711
Proto Labs, Inc.*	309	18,512
Smith & Wesson Holding Corp.*	686	18,241
II-VI, Inc.*	745	18,126
Summit Materials, Inc. — Class A*	954	17,697
Triumph Group, Inc.	617	17,202
Hub Group, Inc. — Class A*	420	17,119
Actuant Corp. — Class A	736	17,105
Exponent, Inc.	320	16,339
Forward Air Corp.	373	16,136
TopBuild Corp.*	482	16,003
Methode Electronics, Inc.	457	15,981
Greif, Inc. — Class A	320	15,869
Apogee Enterprises, Inc.	355	15,865
Knowles Corp.*	1,105	15,525
Benchmark Electronics, Inc.*	620	15,469
Headwaters, Inc.*	911	15,413
EnPro Industries, Inc.	270	15,341
Albany International Corp. — Class A	358	15,172
Cubic Corp.	316	14,792
Standex International Corp.	159	14,766
ESCO Technologies, Inc.	318	14,762
Kaman Corp.	336	14,757
Gibraltar Industries, Inc.*	395	14,674
AAON, Inc.	506	14,583
Astec Industries, Inc.	242	14,489
OSI Systems, Inc.*	219	14,318
Tennant Co.	219	14,191
Rogers Corp.*	226	13,804
SPX FLOW, Inc.*	442	13,666
Comfort Systems USA, Inc.	464	13,600
Sturm Ruger & Company, Inc.	232	13,400
Atlas Air Worldwide Holdings, Inc.*	307	13,146
Aerojet Rocketdyne Holdings, Inc.*	746	13,115
Werner Enterprises, Inc.	559	13,008
AAR Corp.	414	12,966
Chart Industries, Inc.*	383	12,574
Boise Cascade Co.*	489	12,421
CIRCOR International, Inc.	206	12,269
US Ecology, Inc.	273	12,241
Builders FirstSource, Inc.*	1,050	12,086
Greenbrier Companies, Inc.	340	12,002
Badger Meter, Inc.	351	11,762
Patrick Industries, Inc.*	182	11,269
Caesarstone Ltd.*	298	11,238
Multi-Color Corp.	170	11,220
Ship Finance International Ltd.	750	11,047
Nordic American Tankers Ltd.	1,087	10,989
Astronics Corp.*	242	10,902
Heartland Express, Inc.	577	10,894
Rofin-Sinar Technologies, Inc.*	338	10,877
Lydall, Inc.*	208	10,635
TriMas Corp.*	564	10,496
SPX Corp.*	520	10,473
Advanced Drainage Systems, Inc.	435	10,466
Raven Industries, Inc.	454	10,456
TTM Technologies, Inc.*	907	10,385
Primoris Services Corp.	504	10,382
Tutor Perini Corp.*	473	10,155
Harsco Corp.	1,009	10,019
Federal Signal Corp.	751	9,958
Briggs & Stratton Corp.	532	9,922
Argan, Inc.	167	9,885
Lindsay Corp.	133	9,839
Scorpio Tankers, Inc.	2,047	9,478
Babcock & Wilcox Enterprises, Inc.*	572	9,438
Saia, Inc.*	315	9,437
Sun Hydraulics Corp.	291	9,391
Encore Wire Corp.	253	9,303
Continental Building Products, Inc.*	441	9,257
Altra Industrial Motion Corp.	315	9,126
General Cable Corp.	607	9,093
Air Transport Services Group, Inc.*	608	8,725
Aegion Corp. — Class A*	437	8,334
Echo Global Logistics, Inc.*	360	8,302
US Concrete, Inc.*	179	8,246
AVX Corp.	583	8,040
Insteel Industries, Inc.	219	7,937
Alamo Group, Inc.	118	7,775
Global Brass & Copper Holdings, Inc.	264	7,627

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 71

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Manitowoc Company, Inc.	1,592	$7,626
FARO Technologies, Inc.*	208	7,478
GasLog Ltd.	512	7,450
Quanex Building Products Corp.	429	7,405
CTS Corp.	392	7,291
Hyster-Yale Materials Handling, Inc.	118	7,095
Kadant, Inc.	134	6,983
Energy Recovery, Inc.*	431	6,887
Novanta, Inc.*	396	6,871
Griffon Corp.	379	6,447
PGT, Inc.*	598	6,381
Aerovironment, Inc.*	256	6,249
Stoneridge, Inc.*	336	6,182
Chase Corp.	88	6,083
Marten Transport Ltd.	288	6,048
NN, Inc.	328	5,986
Tredegar Corp.	318	5,912
ArcBest Corp.	308	5,858
Frontline Ltd.	813	5,829
Haynes International, Inc.	156	5,789
Gorman-Rupp Co.	221	5,660
MYR Group, Inc.*	187	5,629
AEP Industries, Inc.	51	5,578
Armstrong Flooring, Inc.*	293	5,532
National Presto Industries, Inc.	62	5,443
TimkenSteel Corp.*	494	5,162
Overseas Shipholding Group, Inc. — Class A	484	5,116
Mistras Group, Inc.*	215	5,046
YRC Worldwide, Inc.*	407	5,014
Casella Waste Systems, Inc. — Class A*	484	4,985
NCI Building Systems, Inc.*	341	4,975
Kimball Electronics, Inc.*	352	4,879
DHT Holdings, Inc.	1,149	4,814
Applied Optoelectronics, Inc.*	206	4,575
DXP Enterprises, Inc.*	162	4,567
Powell Industries, Inc.	109	4,365
Greif, Inc. — Class B	72	4,362
Mesa Laboratories, Inc.	38	4,346
Columbus McKinnon Corp.	243	4,335
Teekay Corp.	550	4,241
Park Electrochemical Corp.	242	4,204
CECO Environmental Corp.	366	4,128
American Railcar Industries, Inc.	97	4,023
Kratos Defense & Security Solutions, Inc.*	580	3,996
GP Strategies Corp.*	159	3,915
Park-Ohio Holdings Corp.	107	3,900
Multi Packaging Solutions International Ltd.*	265	3,819
Teekay Tankers Ltd. — Class A	1,458	3,689
Ply Gem Holdings, Inc.*	275	3,674
VSE Corp.	108	3,671
Energous Corp.*	186	3,647
NVE Corp.	60	3,536
Myers Industries, Inc.	272	3,533
LSI Industries, Inc.	298	3,347
Control4 Corp.*	252	3,095
Sparton Corp.*	117	3,072
Roadrunner Transportation Systems, Inc.*	383	3,056
Costamare, Inc.	331	3,025
Celadon Group, Inc.	341	2,980
NV5 Global, Inc.*	92	2,973
Ducommun, Inc.*	130	2,969
Fluidigm Corp.*	364	2,916
Milacron Holdings Corp.*	182	2,905
Covenant Transportation Group, Inc. — Class A*	149	2,880
Bel Fuse, Inc. — Class B	116	2,800
ZAGG, Inc.*	345	2,795
Olympic Steel, Inc.	115	2,542
Gener8 Maritime, Inc.*	491	2,514
Ardmore Shipping Corp.	353	2,485
Vishay Precision Group, Inc.*	151	2,421
Scorpio Bulkers, Inc.*	699	2,419
Vicor Corp.*	206	2,390
Orion Group Holdings, Inc.*	337	2,308
Graham Corp.	120	2,292
Hurco Companies, Inc.	80	2,246
Hornbeck Offshore Services, Inc.*	407	2,239
LSB Industries, Inc.*	258	2,214
FreightCar America, Inc.	152	2,186
Heritage-Crystal Clean, Inc.*	160	2,125
UFP Technologies, Inc.*	80	2,120
TRC Companies, Inc.*	233	2,020
Electro Scientific Industries, Inc.*	344	1,940
Layne Christensen Co.*	227	1,932
Dynamic Materials Corp.	175	1,866
Hill International, Inc.*	404	1,862
Dorian LPG Ltd.*	303	1,818
IES Holdings, Inc.*	98	1,743
Tidewater, Inc.	592	1,669
Hardinge, Inc.	146	1,625
Allied Motion Technologies, Inc.	77	1,456
Omega Flex, Inc.	37	1,427
Lawson Products, Inc.*	79	1,401
Universal Logistics Holdings, Inc.	104	1,396
Navios Maritime Acquisition Corp.	1,010	1,364
Radiant Logistics, Inc.*	473	1,343
Aqua Metals, Inc.*	135	1,196
Ampco-Pittsburgh Corp.	107	1,187
Willis Lease Finance Corp.*	49	1,165
Gencor Industries, Inc.*	97	1,162
USA Truck, Inc.*	102	1,044
American Superconductor Corp.*	147	1,030
Handy & Harman Ltd.*	37	778
Power Solutions International, Inc.*	60	615
PAM Transportation Services, Inc.*	30	601
NL Industries, Inc.*	104	409
Total Industrial		2,920,233

Consumer, Cyclical - 8.3%
Tenneco, Inc.*	706	41,138
Jack in the Box, Inc.	409	39,238

72 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

American Eagle Outfitters, Inc.	2,086	$37,256
Buffalo Wild Wings, Inc.*	237	33,354
Texas Roadhouse, Inc. — Class A	830	32,395
Hawaiian Holdings, Inc.*	660	32,076
Cracker Barrel Old Country Store, Inc.	240	31,733
Beacon Roofing Supply, Inc.*	749	31,510
Dana, Inc.	1,867	29,107
Cheesecake Factory, Inc.	569	28,484
Lithia Motors, Inc. — Class A	297	28,369
FirstCash, Inc.	596	28,060
Wolverine World Wide, Inc.	1,213	27,936
Five Below, Inc.*	671	27,034
Papa John’s International, Inc.	340	26,809
Steven Madden Ltd.*	771	26,646
Big Lots, Inc.	558	26,644
Cooper Tire & Rubber Co.	693	26,348
UniFirst Corp.	189	24,922
Churchill Downs, Inc.	169	24,733
Office Depot, Inc.	6,928	24,733
TRI Pointe Group, Inc.*	1,865	24,582
Bloomin’ Brands, Inc.	1,425	24,567
Interval Leisure Group, Inc.	1,417	24,330
Deckers Outdoor Corp.*	406	24,177
Anixter International, Inc.*	363	23,414
G&K Services, Inc. — Class A	245	23,395
HNI Corp.	568	22,607
Allegiant Travel Co. — Class A	165	21,792
Herman Miller, Inc.	750	21,450
Dorman Products, Inc.*	332	21,215
PriceSmart, Inc.	251	21,024
Marriott Vacations Worldwide Corp.	281	20,603
Core-Mark Holding Company, Inc.	572	20,478
Boyd Gaming Corp.*	1,033	20,432
Liberty TripAdvisor Holdings, Inc. — Class A*	909	19,862
Chico’s FAS, Inc.	1,634	19,445
Columbia Sportswear Co.	338	19,178
Children’s Place, Inc.	234	18,690
Dave & Buster’s Entertainment, Inc.*	475	18,611
Cooper-Standard Holding, Inc.*	186	18,378
GNC Holdings, Inc. — Class A	859	17,540
DineEquity, Inc.	219	17,343
DSW, Inc. — Class A	843	17,265
KB Home	1,045	16,845
Restoration Hardware Holdings, Inc.*	485	16,772
Mobile Mini, Inc.	555	16,761
Meritage Homes Corp.*	479	16,621
SkyWest, Inc.	629	16,612
Group 1 Automotive, Inc.	260	16,609
American Axle & Manufacturing Holdings, Inc.*	960	16,531
G-III Apparel Group Ltd.*	538	15,683
HSN, Inc.	392	15,602
Sonic Corp.	589	15,420
La-Z-Boy, Inc.	615	15,105
Steelcase, Inc. — Class A	1,078	14,973
iRobot Corp.*	336	14,777
Fossil Group, Inc.*	525	14,579
Popeyes Louisiana Kitchen, Inc.*	271	14,401
Gentherm, Inc.*	457	14,359
Navistar International Corp.*	620	14,193
Genesco, Inc.*	257	13,996
American Woodmark Corp.*	173	13,939
Asbury Automotive Group, Inc.*	250	13,918
Knoll, Inc.	602	13,756
Callaway Golf Co.	1,180	13,700
Caleres, Inc.	536	13,555
Abercrombie & Fitch Co. — Class A	853	13,554
Interface, Inc. — Class A	810	13,519
Belmond Ltd. — Class A*	1,048	13,320
Universal Electronics, Inc.*	177	13,179
Virgin America, Inc.*	242	12,949
Oxford Industries, Inc.	190	12,863
Standard Motor Products, Inc.	269	12,847
MDC Holdings, Inc.	495	12,771
Penn National Gaming, Inc.*	933	12,661
Select Comfort Corp.*	580	12,528
BMC Stock Holdings, Inc.*	690	12,235
Ascena Retail Group, Inc.*	2,166	12,108
Finish Line, Inc. — Class A	523	12,071
La Quinta Holdings, Inc.*	1,062	11,873
ClubCorp Holdings, Inc.	806	11,663
Wabash National Corp.*	808	11,506
Meritor, Inc.*	1,030	11,464
ScanSource, Inc.*	314	11,461
Hibbett Sports, Inc.*	286	11,411
National CineMedia, Inc.	770	11,335
SeaWorld Entertainment, Inc.	837	11,283
Guess?, Inc.	766	11,191
International Speedway Corp. — Class A	330	11,029
Express, Inc.*	931	10,976
Cato Corp. — Class A	320	10,525
Cavco Industries, Inc.*	106	10,499
BJ’s Restaurants, Inc.*	292	10,381
Denny’s Corp.*	949	10,145
Carmike Cinemas, Inc.*	302	9,872
Ethan Allen Interiors, Inc.	309	9,662
Tailored Brands, Inc.	612	9,608
Essendant, Inc.	467	9,583
Bob Evans Farms, Inc.	249	9,537
Wesco Aircraft Holdings, Inc.*	697	9,361
DTS, Inc.	218	9,274
Superior Industries International, Inc.	314	9,156
Installed Building Products, Inc.*	252	9,039
Rush Enterprises, Inc. — Class A*	369	9,033
Barnes & Noble, Inc.	791	8,938
Red Rock Resorts, Inc. — Class A	376	8,869
Douglas Dynamics, Inc.	277	8,847
Nautilus, Inc.*	384	8,724
Buckle, Inc.	358	8,603
AMC Entertainment Holdings, Inc. — Class A	271	8,425

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 73

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Pinnacle Entertainment, Inc.*	681	$8,404
Vitamin Shoppe, Inc.*	303	8,136
Fiesta Restaurant Group, Inc.*	333	7,992
Winnebago Industries, Inc.	336	7,920
Francesca’s Holdings Corp.*	505	7,792
Red Robin Gourmet Burgers, Inc.*	171	7,685
Crocs, Inc.*	923	7,661
Caesars Acquisition Co. — Class A*	596	7,402
Scientific Games Corp. — Class A*	650	7,325
LGI Homes, Inc.*	193	7,110
EZCORP, Inc. — Class A*	634	7,012
Modine Manufacturing Co.*	590	6,997
M/I Homes, Inc.*	296	6,977
Isle of Capri Casinos, Inc.*	313	6,974
Shake Shack, Inc. — Class A*	197	6,830
Tile Shop Holdings, Inc.*	408	6,752
Taylor Morrison Home Corp. — Class A*	380	6,688
Ollie’s Bargain Outlet Holdings, Inc.*	253	6,631
Triton International Ltd.	502	6,621
H&E Equipment Services, Inc.	395	6,620
Motorcar Parts of America, Inc.*	229	6,591
Sonic Automotive, Inc. — Class A	350	6,580
Lumber Liquidators Holdings, Inc.*	330	6,491
MarineMax, Inc.*	309	6,474
Fox Factory Holding Corp.*	280	6,432
WCI Communities, Inc.*	271	6,428
Tower International, Inc.	257	6,194
Kimball International, Inc. — Class B	462	5,978
Regis Corp.*	465	5,836
Marcus Corp.	233	5,834
Wingstop, Inc.	197	5,772
Party City Holdco, Inc.*	337	5,769
Unifi, Inc.*	196	5,768
Chuy’s Holdings, Inc.*	205	5,728
Carrols Restaurant Group, Inc.*	430	5,680
Eros International plc*	370	5,668
Biglari Holdings, Inc.*	13	5,668
Ruth’s Hospitality Group, Inc.	399	5,634
Titan International, Inc.	554	5,606
William Lyon Homes — Class A*	299	5,546
Zoe’s Kitchen, Inc.*	239	5,303
Caesars Entertainment Corp.*	706	5,260
SiteOne Landscape Supply, Inc.*	146	5,246
Veritiv Corp.*	103	5,168
Eldorado Resorts, Inc.*	359	5,048
PetMed Express, Inc.	248	5,029
Libbey, Inc.	275	4,909
Barnes & Noble Education, Inc.*	502	4,804
Shoe Carnival, Inc.	179	4,772
Haverty Furniture Companies, Inc.	233	4,669
Beazer Homes USA, Inc.*	394	4,594
Horizon Global Corp.*	228	4,544
Daktronics, Inc.	459	4,379
Iconix Brand Group, Inc.*	536	4,352
Pier 1 Imports, Inc.	1,014	4,299
Flexsteel Industries, Inc.	81	4,189
Movado Group, Inc.	193	4,146
Century Communities, Inc.*	191	4,108
Zumiez, Inc.*	226	4,068
Culp, Inc.	135	4,019
Fred’s, Inc. — Class A	442	4,005
Del Frisco’s Restaurant Group, Inc.*	296	3,987
Spartan Motors, Inc.	416	3,985
Planet Fitness, Inc. — Class A*	197	3,954
Sequential Brands Group, Inc.*	491	3,928
Vera Bradley, Inc.*	254	3,848
PC Connection, Inc.	142	3,752
Potbelly Corp.*	298	3,704
Federal-Mogul Holdings Corp.*	384	3,690
America’s Car-Mart, Inc.*	99	3,603
Citi Trends, Inc.	180	3,587
Hooker Furniture Corp.	142	3,478
Del Taco Restaurants, Inc.*	290	3,457
Sportsman’s Warehouse Holdings, Inc.*	323	3,398
Malibu Boats, Inc. — Class A*	226	3,368
Tuesday Morning Corp.*	562	3,361
Monarch Casino & Resort, Inc.*	133	3,348
NACCO Industries, Inc. — Class A	49	3,330
Intrawest Resorts Holdings, Inc.*	202	3,276
PICO Holdings, Inc.*	274	3,230
El Pollo Loco Holdings, Inc.*	254	3,198
Duluth Holdings, Inc. — Class B*	120	3,181
Miller Industries, Inc.	138	3,145
Supreme Industries, Inc. — Class A	162	3,126
Perry Ellis International, Inc.*	157	3,027
Big 5 Sporting Goods Corp.	222	3,024
Bassett Furniture Industries, Inc.	129	2,999
Metaldyne Performance Group, Inc.	188	2,980
Winmark Corp.	28	2,955
Reading International, Inc. — Class A*	211	2,817
Speedway Motorsports, Inc.	147	2,625
Conn’s, Inc.*	254	2,621
Hovnanian Enterprises, Inc. — Class A*	1,526	2,579
AV Homes, Inc.*	153	2,546
Arctic Cat, Inc.	164	2,540
Stein Mart, Inc.	390	2,477
Freshpet, Inc.*	280	2,422
Green Brick Partners, Inc.*	291	2,404
Habit Restaurants, Inc. — Class A*	169	2,366
Kirkland’s, Inc.*	185	2,253
Johnson Outdoors, Inc. — Class A	61	2,219
Weyco Group, Inc.	82	2,203
Superior Uniform Group, Inc.	101	1,999
Nathan’s Famous, Inc.*	38	1,997
Rush Enterprises, Inc. — Class B*	82	1,993
GMS, Inc.*	89	1,978
Destination XL Group, Inc.*	454	1,966
Bojangles’, Inc.*	123	1,963
Performance Sports Group Ltd.*	478	1,941
West Marine, Inc.*	231	1,910
Boot Barn Holdings, Inc.*	167	1,900
Ruby Tuesday, Inc.*	744	1,860

74 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Lifetime Brands, Inc.	138	$1,857
Century Casinos, Inc.*	267	1,845
Stage Stores, Inc.	321	1,801
Titan Machinery, Inc.*	171	1,778
Build-A-Bear Workshop, Inc. — Class A*	170	1,761
Jamba, Inc.*	159	1,736
New Home Company, Inc.*	159	1,697
J Alexander’s Holdings, Inc.*	167	1,692
Escalade, Inc.	132	1,684
JAKKS Pacific, Inc.*	192	1,659
Lindblad Expeditions Holdings, Inc.*	184	1,656
Sears Holdings Corp.*	141	1,616
Golden Entertainment, Inc.	129	1,609
Strattec Security Corp.	44	1,553
Vince Holding Corp.*	270	1,523
Red Lion Hotels Corp.*	178	1,485
Delta Apparel, Inc.*	89	1,465
Tilly’s, Inc. — Class A*	146	1,371
Kona Grill, Inc.*	98	1,232
Marine Products Corp.	135	1,211
Systemax, Inc.	144	1,140
MCBC Holdings, Inc.	96	1,094
Luby’s, Inc.*	243	1,042
Workhorse Group, Inc.*	143	1,035
Unique Fabricating, Inc.	83	1,016
Container Store Group, Inc.*	199	999
Blue Bird Corp.*	68	993
UCP, Inc. — Class A*	101	890
Empire Resorts, Inc.*	42	850
Sears Hometown and Outlet Stores, Inc.*	141	695
Noodles & Co.*	138	657
Fogo De Chao, Inc.*	62	655
Gaia, Inc.*	86	619
CompX International, Inc.	20	232
Total Consumer, Cyclical		2,491,251

Technology - 8.1%
Microsemi Corp.*	1,426	59,863
Advanced Micro Devices, Inc.*	8,209	56,723
Aspen Technology, Inc.*	1,035	48,428
Fair Isaac Corp.	388	48,342
Take-Two Interactive Software, Inc.*	1,042	46,973
Cavium, Inc.*	807	46,967
MAXIMUS, Inc.	804	45,474
EPAM Systems, Inc.*	604	41,863
SYNNEX Corp.	366	41,764
Cirrus Logic, Inc.*	785	41,723
j2 Global, Inc.	590	39,299
Monolithic Power Systems, Inc.	488	39,284
Blackbaud, Inc.	591	39,207
Integrated Device Technology, Inc.*	1,688	38,993
Medidata Solutions, Inc.*	688	38,363
Proofpoint, Inc.*	511	38,248
Intersil Corp. — Class A	1,682	36,886
Science Applications International Corp.	530	36,766
Mentor Graphics Corp.	1,342	35,482
Convergys Corp.	1,114	33,888
MKS Instruments, Inc.	667	33,169
NetScout Systems, Inc.*	1,122	32,819
Entegris, Inc.*	1,771	30,851
CACI International, Inc. — Class A*	305	30,775
Silicon Laboratories, Inc.*	517	30,400
Ambarella, Inc.*	401	29,518
FleetMatics Group plc*	491	29,450
Verint Systems, Inc.*	778	29,275
Cornerstone OnDemand, Inc.*	630	28,949
Electronics for Imaging, Inc.*	589	28,814
ACI Worldwide, Inc.*	1,444	27,985
Paycom Software, Inc.*	551	27,621
Synaptics, Inc.*	465	27,240
Lumentum Holdings, Inc.*	633	26,441
Acxiom Corp.*	971	25,877
CommVault Systems, Inc.*	485	25,768
3D Systems Corp.*	1,343	24,107
Tessera Technologies, Inc.	617	23,717
Semtech Corp.*	809	22,434
Inphi Corp.*	503	21,886
Power Integrations, Inc.	343	21,619
Synchronoss Technologies, Inc.*	517	21,290
Diebold, Inc.	857	21,245
HubSpot, Inc.*	361	20,801
ExlService Holdings, Inc.*	407	20,285
MicroStrategy, Inc. — Class A*	119	19,925
Imperva, Inc.*	359	19,282
Envestnet, Inc.*	519	18,918
Ebix, Inc.	316	17,965
2U, Inc.*	459	17,575
RealPage, Inc.*	677	17,399
BroadSoft, Inc.*	368	17,130
Omnicell, Inc.*	446	17,082
Progress Software Corp.*	627	17,054
Rambus, Inc.*	1,362	17,025
Syntel, Inc.*	404	16,932
CSG Systems International, Inc.	401	16,573
Cabot Microelectronics Corp.	295	15,608
SPS Commerce, Inc.*	207	15,196
Insight Enterprises, Inc.*	459	14,940
Stratasys Ltd.*	614	14,791
MaxLinear, Inc. — Class A*	699	14,169
Sykes Enterprises, Inc.*	484	13,615
Globant S.A.*	322	13,563
Interactive Intelligence Group, Inc.*	225	13,531
Pegasystems, Inc.	452	13,329
Qualys, Inc.*	341	13,023
Callidus Software, Inc.*	696	12,772
MACOM Technology Solutions Holdings, Inc.*	292	12,363
Amkor Technology, Inc.*	1,253	12,179
Mercury Systems, Inc.*	488	11,990
Cvent, Inc.*	377	11,955
Cray, Inc.*	504	11,864
Bottomline Technologies de, Inc.*	503	11,725
ManTech International Corp. — Class A	309	11,646

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 75

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Brooks Automation, Inc.	851	$11,582
Pure Storage, Inc. — Class A*	853	11,558
Super Micro Computer, Inc.*	484	11,311
Monotype Imaging Holdings, Inc.	508	11,232
Press Ganey Holdings, Inc.*	277	11,191
New Relic, Inc.*	275	10,538
inContact, Inc.*	735	10,275
Diodes, Inc.*	477	10,179
Veeco Instruments, Inc.*	498	9,776
Lattice Semiconductor Corp.*	1,502	9,748
MTS Systems Corp.	210	9,666
FormFactor, Inc.*	861	9,342
CEVA, Inc.*	247	8,662
Virtusa Corp.*	346	8,539
Photronics, Inc.*	817	8,423
InvenSense, Inc. — Class A*	1,024	7,598
Quality Systems, Inc.	640	7,245
PROS Holdings, Inc.*	315	7,122
Engility Holdings, Inc.*	226	7,119
Barracuda Networks, Inc.*	275	7,007
Nimble Storage, Inc.*	788	6,958
Silver Spring Networks, Inc.*	474	6,721
Rudolph Technologies, Inc.*	375	6,653
Nanometrics, Inc.*	296	6,613
Applied Micro Circuits Corp.*	950	6,603
Five9, Inc.*	413	6,476
Benefitfocus, Inc.*	161	6,427
Ultratech, Inc.*	271	6,255
PDF Solutions, Inc.*	338	6,141
Unisys Corp.*	629	6,126
TeleTech Holdings, Inc.	206	5,972
Actua Corp.*	450	5,828
LivePerson, Inc.*	667	5,609
Vocera Communications, Inc.*	310	5,239
Workiva, Inc.*	275	4,986
KEYW Holding Corp.*	449	4,957
Alpha & Omega Semiconductor Ltd.*	227	4,930
Brightcove, Inc.*	375	4,894
Axcelis Technologies, Inc.*	365	4,847
Epiq Systems, Inc.	292	4,815
Exar Corp.*	511	4,757
Evolent Health, Inc. — Class A*	191	4,702
Digimarc Corp.*	121	4,640
InnerWorkings, Inc.*	481	4,531
Hortonworks, Inc.*	505	4,217
Xactly Corp.*	286	4,210
Varonis Systems, Inc.*	134	4,033
Xcerra Corp.*	662	4,012
Sapiens International Corporation N.V.	304	3,882
Cohu, Inc.	330	3,874
IXYS Corp.	314	3,784
Digi International, Inc.*	324	3,694
Computer Programs & Systems, Inc.	140	3,648
American Software, Inc. — Class A	323	3,585
MINDBODY, Inc. — Class A*	180	3,539
Sigma Designs, Inc.*	449	3,498
Silicon Graphics International Corp.*	454	3,496
Carbonite, Inc.*	223	3,425
Apigee Corp.*	193	3,358
Instructure, Inc.*	132	3,349
DSP Group, Inc.*	270	3,243
Eastman Kodak Co.*	213	3,195
Avid Technology, Inc.*	402	3,192
Model N, Inc.*	278	3,089
Jive Software, Inc.*	723	3,080
Mitek Systems, Inc.*	369	3,059
Ultra Clean Holdings, Inc.*	402	2,979
Immersion Corp.*	362	2,954
Glu Mobile, Inc.*	1,288	2,885
Tangoe, Inc.*	346	2,855
pdvWireless, Inc.*	122	2,794
Exa Corp.*	174	2,793
Everyday Health, Inc.*	355	2,730
Datalink Corp.*	252	2,674
QAD, Inc. — Class A	118	2,641
TubeMogul, Inc.*	276	2,586
USA Technologies, Inc.*	449	2,517
Radisys Corp.*	446	2,384
Amber Road, Inc.*	222	2,142
Agilysys, Inc.*	190	2,113
Castlight Health, Inc. — Class B*	505	2,101
ExOne Co.*	137	2,085
Rosetta Stone, Inc.*	242	2,052
Maxwell Technologies, Inc.*	394	2,033
Planet Payment, Inc.*	530	1,966
Park City Group, Inc.*	162	1,912
EMCORE Corp.	327	1,864
Appfolio, Inc. — Class A*	95	1,847
GigPeak, Inc.*	730	1,716
Guidance Software, Inc.*	283	1,687
Kopin Corp.*	771	1,681
MobileIron, Inc.*	582	1,601
Cogint, Inc.*	190	967
SecureWorks Corp. — Class A*	76	951
NCI, Inc. — Class A	76	879
Majesco*	73	372
Total Technology		2,433,007

Communications - 4.9%
GrubHub, Inc.*	1,011	43,462
ViaSat, Inc.*	557	41,579
Finisar Corp.*	1,346	40,111
Ciena Corp.*	1,720	37,496
InterDigital, Inc.	434	34,373
Zendesk, Inc.*	1,016	31,202
TiVo Corp.*	1,467	28,575
LogMeIn, Inc.	315	28,472
Media General, Inc.*	1,366	25,174
NETGEAR, Inc.*	405	24,498
Meredith Corp.	470	24,435
Sinclair Broadcast Group, Inc. — Class A	828	23,912
WebMD Health Corp. — Class A*	467	23,210
Gigamon, Inc.*	407	22,304

76 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

DigitalGlobe, Inc.*	791	$21,752
Viavi Solutions, Inc.*	2,937	21,705
Plantronics, Inc.	416	21,615
Nexstar Broadcasting Group, Inc. — Class A	374	21,584
Houghton Mifflin Harcourt Co.*	1,553	20,826
Shutterfly, Inc.*	433	19,329
Stamps.com, Inc.*	203	19,186
Cogent Communications Holdings, Inc.	520	19,141
Etsy, Inc.*	1,314	18,764
NIC, Inc.	795	18,682
Time, Inc.	1,287	18,636
New York Times Co. — Class A	1,558	18,618
Infoblox, Inc.*	705	18,591
comScore, Inc.*	598	18,335
NeuStar, Inc. — Class A*	678	18,029
Ubiquiti Networks, Inc.*	325	17,388
RingCentral, Inc. — Class A*	734	17,367
Gannett Company, Inc.	1,472	17,134
8x8, Inc.*	1,105	17,050
Liberty Media Corporation-Liberty Media — Class C*	578	16,265
Infinera Corp.	1,759	15,884
Vonage Holdings Corp.*	2,392	15,811
Shenandoah Telecommunications Co.	579	15,754
Consolidated Communications Holdings, Inc.	622	15,699
Wayfair, Inc. — Class A*	395	15,551
Shutterstock, Inc.*	237	15,097
MSG Networks, Inc. — Class A*	745	13,864
Scholastic Corp.	339	13,343
AVG Technologies N.V.*	527	13,179
Windstream Holdings, Inc.	1,202	12,080
West Corp.	541	11,945
EW Scripps Co. — Class A*	745	11,846
ADTRAN, Inc.	615	11,771
Cincinnati Bell, Inc.*	2,634	10,747
Quotient Technology, Inc.*	802	10,675
Oclaro, Inc.*	1,235	10,560
Ixia*	803	10,038
Box, Inc. — Class A*	611	9,630
World Wrestling Entertainment, Inc. — Class A	452	9,628
Web.com Group, Inc.*	532	9,188
Q2 Holdings, Inc.*	320	9,171
HealthStream, Inc.*	322	8,887
Perficient, Inc.*	441	8,886
ATN International, Inc.	132	8,585
Iridium Communications, Inc.*	1,033	8,378
Gray Television, Inc.*	803	8,319
ORBCOMM, Inc.*	809	8,292
Liberty Media Corporation-Liberty Media — Class A*	286	8,194
EarthLink Holdings Corp.	1,316	8,159
Gogo, Inc.*	704	7,772
GTT Communications, Inc.*	330	7,765
New Media Investment Group, Inc.	486	7,533
ePlus, Inc.*	79	7,459
Chegg, Inc.*	1,008	7,147
MDC Partners, Inc. — Class A	641	6,872
Liberty Media Corporation-Liberty Braves — Class C*	394	6,848
Acacia Communications, Inc.*	66	6,816
ShoreTel, Inc.*	842	6,736
VASCO Data Security International, Inc.*	377	6,639
Inteliquent, Inc.	408	6,585
Endurance International Group Holdings, Inc.*	751	6,571
TrueCar, Inc.*	680	6,419
NeoPhotonics Corp.*	386	6,307
Loral Space & Communications, Inc.*	161	6,297
CalAmp Corp.*	448	6,250
Entravision Communications Corp. — Class A	814	6,211
XO Group, Inc.*	318	6,147
Bazaarvoice, Inc.*	1,028	6,075
A10 Networks, Inc.*	552	5,901
Extreme Networks, Inc.*	1,294	5,810
Harmonic, Inc.*	957	5,675
Globalstar, Inc.*	4,670	5,651
tronc, Inc.	334	5,638
Blucora, Inc.*	491	5,499
Intralinks Holdings, Inc.*	518	5,211
Bankrate, Inc.*	594	5,037
General Communication, Inc. — Class A*	362	4,978
DHI Group, Inc.*	628	4,955
Angie’s List, Inc.*	498	4,935
Global Eagle Entertainment, Inc.*	586	4,869
RetailMeNot, Inc.*	483	4,777
Blue Nile, Inc.	138	4,750
Sonus Networks, Inc.*	597	4,645
Boingo Wireless, Inc.*	446	4,585
Spok Holdings, Inc.	257	4,580
FTD Companies, Inc.*	218	4,484
Rapid7, Inc.*	249	4,395
Entercom Communications Corp. — Class A	325	4,206
FairPoint Communications, Inc.*	266	3,998
Rubicon Project, Inc.*	466	3,858
Calix, Inc.*	517	3,800
ChannelAdvisor Corp.*	290	3,750
IDT Corp. — Class B	217	3,741
Comtech Telecommunications Corp.	283	3,625
Lionbridge Technologies, Inc.*	714	3,570
Liquidity Services, Inc.*	312	3,507
Lumos Networks Corp.*	237	3,318
MeetMe, Inc.*	517	3,206
Straight Path Communications, Inc. — Class B*	120	3,073
Daily Journal Corp.*	14	3,066
1-800-Flowers.com, Inc. — Class A*	326	2,989
Silicom Ltd.	70	2,898

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 77

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Zix Corp.*	666	$2,731
Lands’ End, Inc.*	187	2,712
Clearfield, Inc.*	143	2,688
Black Box Corp.	188	2,613
Overstock.com, Inc.*	165	2,528
RigNet, Inc.*	158	2,389
Telenav, Inc.*	408	2,338
HC2 Holdings, Inc.*	418	2,278
NII Holdings, Inc.*	670	2,231
Reis, Inc.	109	2,230
Central European Media Enterprises Ltd. — Class A*	957	2,211
Saga Communications, Inc. — Class A	46	2,086
Liberty Media Corporation-Liberty Braves — Class A*	115	2,007
Autobytel, Inc.*	109	1,940
VirnetX Holding Corp.*	606	1,854
Aerohive Networks, Inc.*	300	1,827
Hawaiian Telcom Holdco, Inc.*	75	1,679
KVH Industries, Inc.*	189	1,665
Limelight Networks, Inc.*	888	1,661
TechTarget, Inc.*	197	1,588
QuinStreet, Inc.*	458	1,383
Numerex Corp. — Class A*	173	1,346
Rightside Group Ltd.*	146	1,329
RealNetworks, Inc.*	294	1,311
Preformed Line Products Co.	31	1,307
Marchex, Inc. — Class B*	418	1,158
Intelsat S.A.*	396	1,073
Townsquare Media, Inc. — Class A*	108	1,009
Radio One, Inc. — Class D*	309	936
Global Sources Ltd.*	103	873
Hemisphere Media Group, Inc.*	67	854
Salem Media Group, Inc. — Class A	138	811
Corindus Vascular Robotics, Inc.*	688	764
Value Line, Inc.	15	244
Total Communications		1,473,044

Basic Materials - 2.9%
Olin Corp.	2,074	42,559
Sensient Technologies Corp.	558	42,297
US Silica Holdings, Inc.	802	37,341
Chemours Co.	2,295	36,721
PolyOne Corp.	1,051	35,535
Minerals Technologies, Inc.	434	30,679
Balchem Corp.	394	30,547
HB Fuller Co.	628	29,183
Hecla Mining Co.	4,778	27,235
Worthington Industries, Inc.	564	27,089
Chemtura Corp.*	798	26,182
GCP Applied Technologies, Inc.*	888	25,148
Ingevity Corp.*	533	24,571
Allegheny Technologies, Inc.	1,359	24,557
Coeur Mining, Inc.*	2,028	23,991
Carpenter Technology Corp.	579	23,890
Commercial Metals Co.	1,438	23,281
Stillwater Mining Co.*	1,531	20,454
Kaiser Aluminum Corp.	222	19,201
Innospec, Inc.	296	18,000
Stepan Co.	246	17,874
Quaker Chemical Corp.	162	17,161
Neenah Paper, Inc.	208	16,434
Cliffs Natural Resources, Inc.*	2,762	16,158
Schweitzer-Mauduit International, Inc.	379	14,614
Ferro Corp.*	1,042	14,390
AK Steel Holding Corp.*	2,970	14,345
Clearwater Paper Corp.*	212	13,710
Kraton Corp.*	371	13,000
PH Glatfelter Co.	544	11,794
Univar, Inc.*	538	11,755
A. Schulman, Inc.	360	10,483
Calgon Carbon Corp.	631	9,572
Innophos Holdings, Inc.	242	9,445
Deltic Timber Corp.	133	9,008
Fairmount Santrol Holdings, Inc.*	977	8,285
Koppers Holdings, Inc.*	255	8,206
Materion Corp.	249	7,647
Tronox Ltd. — Class A	807	7,562
Ferroglobe plc	819	7,396
Rayonier Advanced Materials, Inc.	539	7,206
Aceto Corp.	364	6,912
Schnitzer Steel Industries, Inc. — Class A	327	6,834
CSW Industrials, Inc.*	180	5,830
American Vanguard Corp.	353	5,669
Hawkins, Inc.	120	5,200
Gold Resource Corp.	626	4,645
Landec Corp.*	335	4,492
OMNOVA Solutions, Inc.*	532	4,490
Century Aluminum Co.*	625	4,344
KMG Chemicals, Inc.	113	3,201
Orchids Paper Products Co.	113	3,077
Oil-Dri Corporation of America	62	2,334
Kronos Worldwide, Inc.	276	2,288
Codexis, Inc.*	419	1,860
Ryerson Holding Corp.*	158	1,784
United States Lime & Minerals, Inc.	25	1,650
AgroFresh Solutions, Inc.*	276	1,460
ALJ Regional Holdings, Inc.*	232	1,090
Valhi, Inc.	314	722
Total Basic Materials		882,388

Utilities - 2.6%
IDACORP, Inc.	633	49,552
Portland General Electric Co.	1,121	47,744
Southwest Gas Corp.	593	41,427
ONE Gas, Inc.	652	40,320
WGL Holdings, Inc.	632	39,626
Black Hills Corp.	646	39,549
ALLETE, Inc.	622	37,085
Spire, Inc.	560	35,694
New Jersey Resources Corp.	1,075	35,325
NorthWestern Corp.	610	35,093
Avista Corp.	793	33,139

78 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

PNM Resources, Inc.	1,002	$32,785
South Jersey Industries, Inc.	1,000	29,550
MGE Energy, Inc.	438	24,751
El Paso Electric Co.	506	23,666
Ormat Technologies, Inc.	487	23,576
Northwest Natural Gas Co.	340	20,437
California Water Service Group	602	19,318
Empire District Electric Co.	553	18,879
American States Water Co.	457	18,303
Dynegy, Inc.*	1,463	18,127
Otter Tail Corp.	475	16,430
Talen Energy Corp.*	1,055	14,611
Atlantica Yield plc	737	14,010
NRG Yield, Inc. — Class C	794	13,466
Chesapeake Utilities Corp.	184	11,235
SJW Corp.	204	8,911
NRG Yield, Inc. — Class A	437	7,132
Middlesex Water Co.	199	7,013
Unitil Corp.	174	6,796
Connecticut Water Service, Inc.	136	6,763
York Water Co.	161	4,775
Atlantic Power Corp.	1,527	3,772
Artesian Resources Corp. — Class A	97	2,768
Consolidated Water Company Ltd.	182	2,115
Delta Natural Gas Company, Inc.	86	2,051
EnerNOC, Inc.*	335	1,812
Spark Energy, Inc. — Class A	61	1,777
Ameresco, Inc. — Class A*	266	1,399
Genie Energy Ltd. — Class B*	161	950
Global Water Resources, Inc.	103	825
Total Utilities		792,557

Energy - 2.2%
PDC Energy, Inc.*	577	38,695
RSP Permian, Inc.*	985	38,198
NOW, Inc.*	1,340	28,717
Carrizo Oil & Gas, Inc.*	699	28,393
Western Refining, Inc.	1,010	26,724
Oasis Petroleum, Inc.*	2,229	25,567
Matador Resources Co.*	1,040	25,313
Callon Petroleum Co.*	1,518	23,832
SemGroup Corp. — Class A	663	23,444
Oil States International, Inc.*	641	20,236
MRC Global, Inc.*	1,174	19,289
Pattern Energy Group, Inc.	830	18,666
Synergy Resources Corp.*	2,327	16,125
TerraForm Power, Inc. — Class A*	1,095	15,230
McDermott International, Inc.*	3,027	15,165
Forum Energy Technologies, Inc.*	752	14,935
Denbury Resources, Inc.*	4,403	14,222
Delek US Holdings, Inc.	772	13,348
SEACOR Holdings, Inc.*	200	11,898
Green Plains, Inc.	453	11,869
Unit Corp.*	634	11,792
Archrock, Inc.	871	11,393
Seadrill Ltd.*	4,734	11,220
Helix Energy Solutions Group, Inc.*	1,261	10,252
Flotek Industries, Inc.*	685	9,960
Thermon Group Holdings, Inc.*	400	7,900
Newpark Resources, Inc.*	1,038	7,640
TETRA Technologies, Inc.*	1,131	6,910
Atwood Oceanics, Inc.	763	6,630
SunCoke Energy, Inc.	807	6,472
Clayton Williams Energy, Inc.*	75	6,408
Cobalt International Energy, Inc.*	5,109	6,335
Matrix Service Co.*	333	6,247
Exterran Corp.*	397	6,225
Sanchez Energy Corp.*	700	6,188
REX American Resources Corp.*	71	6,018
Bristow Group, Inc.	421	5,902
Par Pacific Holdings, Inc.*	385	5,036
Sunrun, Inc.*	792	4,990
California Resources Corp.*	397	4,963
Ring Energy, Inc.*	448	4,906
Clean Energy Fuels Corp.*	1,097	4,904
Tesco Corp.	579	4,725
TerraForm Global, Inc. — Class A	1,144	4,702
Renewable Energy Group, Inc.*	480	4,066
Plug Power, Inc.*	2,261	3,866
Natural Gas Services Group, Inc.*	154	3,787
FutureFuel Corp.	312	3,519
Bill Barrett Corp.*	614	3,414
Panhandle Oil and Gas, Inc. — Class A	192	3,366
Parker Drilling Co.*	1,513	3,283
Pioneer Energy Services Corp.*	799	3,228
Alon USA Energy, Inc.	395	3,184
Geospace Technologies Corp.*	163	3,175
Contango Oil & Gas Co.*	280	2,862
Trecora Resources*	248	2,832
CVR Energy, Inc.	198	2,726
PHI, Inc.*	147	2,671
CARBO Ceramics, Inc.	244	2,669
Abraxas Petroleum Corp.*	1,546	2,613
Pacific Ethanol, Inc.*	359	2,481
Eclipse Resources Corp.*	714	2,349
EP Energy Corp. — Class A*	485	2,124
Westmoreland Coal Co.*	231	2,047
Era Group, Inc.*	245	1,972
Independence Contract Drilling, Inc.*	375	1,969
FuelCell Energy, Inc.*	359	1,946
Dawson Geophysical Co.*	253	1,930
Evolution Petroleum Corp.	306	1,922
EXCO Resources, Inc.*	1,753	1,876
Northern Oil and Gas, Inc.*	585	1,568
Jones Energy, Inc. — Class A*	386	1,374
Adams Resources & Energy, Inc.	26	1,022
Willbros Group, Inc.*	541	1,017
Vivint Solar, Inc.*	285	901
W&T Offshore, Inc.*	445	783
Isramco, Inc.*	9	751
Erin Energy Corp.*	181	425
Earthstone Energy, Inc.*	27	232
Total Energy		677,534

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 79

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2016
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Diversified - 0.1%
HRG Group, Inc.*	1,486	$23,330
Wins Finance Holdings, Inc.*	18	532
Total Diversified		23,862

Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	379	10,680

Total Common Stocks
(Cost $20,354,284)		21,786,356

WARRANTS†† - 0.0%
Imperial Holdings, Inc.
$10.75, 10/06/19	18	—
Total Warrants
(Cost $—)		—

RIGHTS††† - 0.0%
Omthera Pharmaceuticals, Inc.
Expires 12/31/20	110	—
Leap Wireless International, Inc.
Expires 03/06/17	1,031	—
Dyax Corp.
Expires 01/25/17	1,255	—
Total Rights
(Cost $1,004)		—

	Face Amount

FEDERAL AGENCY NOTES†† - 9.9%
Federal Farm Credit Bank[1]
0.67% due 09/12/18[2]	$3,000,000	2,997,672
Total Federal Agency Notes
(Cost $2,999,412)		2,997,672

U.S. TREASURY BILLS†† - 1.7%
U.S. Treasury Bill
0.00% due 10/13/16[3,7]	500,000	499,977
Total U.S. Treasury Bills
(Cost $499,987)		499,977
REPURCHASE AGREEMENTS††,4 - 27.1%
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16[5]	8,170,954	8,170,954
Total Repurchase Agreements
(Cost $8,170,954)		8,170,954

Total Investments - 110.8%
(Cost $32,025,641)		$33,454,959
Other Assets & Liabilities, net - (10.8)%		(3,260,029)
Total Net Assets - 100.0%		$30,194,930

	Contracts	Unrealized Gain

EQUITY FUTURES CONTRACTS PURCHASED†
December 2016 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $1,995,200)	16	$58,852

	Units

OTC EQUITY INDEX SWAP AGREEMENTS††
BNP Paribas November 2016 Russell 2000 Index Swap 0.13%[6], Terminating 11/01/16 (Notional Value $31,263,449)	24,978	$335,899
Goldman Sachs International October 2016 Russell 2000 Index Swap 0.30%[6], Terminating 10/27/16 (Notional Value $3,646,369)	2,913	36,636
Barclays Bank plc October 2016 Russell 2000 Index Swap 0.30%[6], Terminating 10/31/16 (Notional Value $1,782,751)	1,424	11,308
(Total Notional Value $36,692,569)		$383,843

80 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2016
RUSSELL 2000® 2x STRATEGY FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	Variable rate security. Rate indicated is rate effective at September 30, 2016.
[3]	Zero coupon rate security.
[4]	Repurchase Agreement — See Note 5.
[5]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2016.
[6]	Total Return based on Russell 2000 Index +/- financing at a variable rate. Rate indicated is the rate effective at September 30, 2016.
[7]	All or a portion of this security is pledged as futures collateral at September 30, 2016.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$21,786,356	$—	$—	$—	$—	$21,786,356
Equity Futures Contracts	—	58,852	—	—	—	58,852
Equity Index Swap Agreements	—	—	—	383,843	—	383,843
Federal Agency Notes	—	—	2,997,672	—	—	2,997,672
Repurchase Agreements	—	—	8,170,954	—	—	8,170,954
Rights	—	—	—	—	—	—
U.S. Treasury Bills	—	—	499,977	—	—	499,977
Warrants	—	—	—	—	—	—
Total	$21,786,356	$58,852	$11,668,603	$383,843	$—	$33,897,654

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 81

RUSSELL 2000® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2016

Assets:
Investments, at value (cost $23,854,687)	$25,284,005
Repurchase agreements, at value (cost $8,170,954)	8,170,954
Total investments (cost $32,025,641)	33,454,959
Segregated cash with broker	520,000
Unrealized appreciation on swap agreements	383,843
Cash	333
Receivables:
Swap settlement	110,539
Variation margin	23,671
Fund shares sold	7,663,204
Dividends	26,970
Interest	1,143
Total assets	42,184,662

Liabilities:
Payable for:
Fund shares redeemed	11,914,835
Management fees	32,196
Distribution and service fees	9,541
Transfer agent and administrative fees	8,944
Portfolio accounting fees	5,366
Miscellaneous	18,850
Total liabilities	11,989,732
Commitments and contingent liabilities (Note 10)	—
Net assets	$30,194,930

Net assets consist of:
Paid in capital	$30,220,625
Accumulated net investment loss	(262,434)
Accumulated net realized loss on investments	(1,635,274)
Net unrealized appreciation on investments	1,872,013
Net assets	$30,194,930

A-Class:
Net assets	$7,418,899
Capital shares outstanding*	72,600
Net asset value per share*	$102.19
Maximum offering price per share (Net asset value divided by 95.25%)*	$107.28

C-Class:
Net assets	$977,181
Capital shares outstanding*	10,419
Net asset value per share*	$93.79

H-Class:
Net assets	$21,798,850
Capital shares outstanding*	213,681
Net asset value per share*	$102.02

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2016

Investment Income:
Dividends (net of foreign withholding tax of $115)	$138,856
Interest	22,588
Total investment income	161,444

Expenses:
Management fees	165,966
Transfer agent and administrative fees	46,103
Distribution and service fees:
A-Class	8,122
C-Class	4,941
H-Class	36,747
Portfolio accounting fees	27,662
Registration fees	19,061
Custodian fees	2,178
Trustees’ fees**	1,681
Line of credit fees	12
Miscellaneous	30,492
Total expenses	342,965
Net investment loss	(181,521)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	5,524,167
Swap agreements	3,671,242
Futures contracts	1,289,002
Net realized gain	10,484,411
Net change in unrealized appreciation (depreciation) on:
Investments	(3,346,580)
Swap agreements	184,524
Futures contracts	44,708
Net change in unrealized appreciation (depreciation)	(3,117,348)
Net realized and unrealized gain	7,367,063
Net increase in net assets resulting from operations	$7,185,542

*	The shares outstanding, net asset value per share and the maximum offering price per share have been restated to reflect a 3:1 share split effective October 28, 2016 — See Note 12.
**	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

82 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(181,521)	$(501,909)
Net realized gain (loss) on investments	10,484,411	(6,136,987)
Net change in unrealized appreciation (depreciation) on investments	(3,117,348)	(6,847,438)
Net increase (decrease) in net assets resulting from operations	7,185,542	(13,486,334)

Distributions to shareholders from:
Net realized gains
A-Class	—	(211,105)
C-Class	—	(79,122)
H-Class	—	(2,885,852)
Total distributions to shareholders	—	(3,176,079)

Capital share transactions:
Proceeds from sale of shares
A-Class	82,879,654	38,402,015
C-Class	9,251,195	17,807,074
H-Class	859,957,699	1,561,512,030
Distributions reinvested
A-Class	—	209,826
C-Class	—	75,366
H-Class	—	2,698,520
Cost of shares redeemed
A-Class	(78,878,533)	(38,960,360)
C-Class	(9,417,019)	(18,264,521)
H-Class	(861,689,244)	(1,661,616,419)
Net increase (decrease) from capital share transactions	2,103,752	(98,136,469)
Net increase (decrease) in net assets	9,289,294	(114,798,882)

Net assets:
Beginning of period	20,905,636	135,704,518
End of period	$30,194,930	$20,905,636
Accumulated net investment loss at end of period	$(262,434)	$(80,913)

Capital share activity*:
Shares sold
A-Class	841,547	377,130
C-Class	111,810	192,951
H-Class	9,800,265	16,096,647
Shares issued from reinvestment of distributions
A-Class	—	2,334
C-Class	—	909
H-Class	—	30,078
Shares redeemed
A-Class	(807,060)	(379,905)
C-Class	(114,465)	(196,767)
H-Class	(9,791,679)	(17,035,083)
Net increase (decrease) in shares	40,418	(911,706)

*	Capital share activity for the periods presented through September 30, 2016, has been restated to reflect a 3:1 share split effective October 28, 2016 — See Note 12.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 83

RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2016[a,f]	Year Ended March 31, 2016[f]	Year Ended March 31, 2015[f]	Year Ended March 31, 2014[f]	Period Ended March 28, 2013[b,e,f]	Year Ended December 31, 2012[f]	Year Ended December 31, 2011[f]
Per Share Data
Net asset value, beginning of period	$82.00	$116.47	$104.89	$72.38	$57.84	$45.13	$56.36
Income (loss) from investment operations:
Net investment income (loss)[c]	(.45)	(.99)	(1.01)	(.93)	(.20)	(.50)	(.82)
Net gain (loss) on investments (realized and unrealized)	20.64	(25.20)	13.05	35.97	14.74	13.21	(10.41)
Total from investment operations	20.19	(26.20)	12.04	35.04	14.54	12.71	(11.23)
Less distributions from:
Net realized gains	—	(8.27)	(.46)	(2.53)	—	—	—
Total distributions	—	(8.27)	(.46)	(2.53)	—	—	—
Net asset value, end of period	$102.19	$82.00	$116.47	$104.89	$72.38	$57.84	$45.13

Total Return[d]	24.61%	(23.11%)	11.52%	48.84%	25.14%	28.18%	(19.93%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,419	$3,125	$4,490	$5,068	$5,149	$1,706	$3,356
Ratios to average net assets:
Net investment income (loss)	(0.93%)	(1.00%)	(0.98%)	(1.02%)	(1.21%)	(0.95%)	(1.52%)
Total expenses	1.81%	1.78%	1.80%	1.76%	1.79%	1.82%	1.94%
Portfolio turnover rate	568%	296%	620%	515%	88%	622%	150%

84 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended September 30, 2016[a,f]	Year Ended March 31, 2016[f]	Year Ended March 31, 2015[f]	Year Ended March 31, 2014[f]	Period Ended March 28, 2013[b,e,f]	Year Ended December 31, 2012[f]	Year Ended December 31, 2011[f]
Per Share Data
Net asset value, beginning of period	$75.52	$108.82	$98.76	$68.76	$55.03	$43.23	$54.34
Income (loss) from investment operations:
Net investment income (loss)[c]	(.73)	(1.62)	(1.89)	(1.53)	(.32)	(.76)	(1.17)
Net gain (loss) on investments (realized and unrealized)	19.00	(23.41)	12.41	34.06	14.05	12.56	(9.94)
Total from investment operations	18.27	(25.03)	10.52	32.53	13.73	11.80	(11.11)
Less distributions from:
Net realized gains	—	(8.27)	(.46)	(2.53)	—	—	—
Total distributions	—	(8.27)	(.46)	(2.53)	—	—	—
Net asset value, end of period	$93.79	$75.52	$108.82	$98.76	$68.76	$55.03	$43.23

Total Return[d]	24.17%	(23.68%)	10.71%	47.76%	24.95%	27.32%	(20.45%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$977	$987	$1,739	$5,632	$2,301	$3,398	$1,301
Ratios to average net assets:
Net investment income (loss)	(1.79%)	(1.74%)	(1.97%)	(1.78%)	(2.00%)	(1.48%)	(2.28%)
Total expenses	2.57%	2.52%	2.75%	2.50%	2.49%	2.51%	2.69%
Portfolio turnover rate	568%	296%	620%	515%	88%	622%	150%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 85

RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2016[a,f]	Year Ended March 31, 2016[f]	Year Ended March 31, 2015[f]	Year Ended March 31, 2014[f]	Period Ended March 28, 2013[b,e,f]	Year Ended December 31, 2012[f]	Year Ended December 31, 2011[f]
Per Share Data
Net asset value, beginning of period	$81.88	$116.28	$104.73	$72.30	$57.79	$45.10	$56.36
Income (loss) from investment operations:
Net investment income (loss)[c]	(.40)	(1.10)	(.95)	(.93)	(.21)	(.47)	(.83)
Net gain (loss) on investments (realized and unrealized)	20.54	(25.03)	12.96	35.89	14.72	13.16	(10.44)
Total from investment operations	20.14	(26.13)	12.01	34.96	14.51	12.69	(11.26)
Less distributions from:
Net realized gains	—	(8.27)	(.46)	(2.53)	—	—	—
Total distributions	—	(8.27)	(.46)	(2.53)	—	—	—
Net asset value, end of period	$102.02	$81.88	$116.28	$104.73	$72.30	$57.79	$45.10

Total Return[d]	24.58%	(23.10%)	11.52%	48.79%	25.12%	28.13%	(19.98%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$21,799	$16,793	$129,475	$63,570	$48,837	$43,854	$30,306
Ratios to average net assets:
Net investment income (loss)	(0.97%)	(1.12%)	(0.95%)	(1.07%)	(1.29%)	(0.91%)	(1.56%)
Total expenses	1.84%	1.81%	1.81%	1.78%	1.83%	1.82%	1.94%
Portfolio turnover rate	568%	296%	620%	515%	88%	622%	150%

[a]	Unaudited figures for the period ended September 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Total return does not reflect the impact of any applicable sales charges.
[e]	The Fund changed its fiscal year end from December to March in 2013.
[f]	Share split — Per share amounts for the periods presented through September 30 , 2016 have been restated to reflect a 3:1 share split effective October 28, 2016 — See Note 12.

86 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2016

INVERSE RUSSELL 2000® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	May 31, 2006
C-Class	May 31, 2006
H-Class	May 31, 2006

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 87

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016
INVERSE RUSSELL 2000® 2x STRATEGY FUND

	Face Amount	Value

FEDERAL AGENCY NOTES†† - 31.2%
Federal Farm Credit Bank[1]
0.65% due 08/10/18[2]	$3,000,000	$2,998,080
0.67% due 09/12/18[2]	2,000,000	1,998,448
Total Federal Farm Credit Bank		4,996,528
Total Federal Agency Notes
(Cost $4,997,922)		4,996,528

REPURCHASE AGREEMENT††,3 - 69.5%
Royal Bank of Canada issued 09/30/16 at 0.36% due 10/03/16[4]	11,159,790	11,159,790
Total Repurchase Agreement
(Cost $11,159,790)		11,159,790

Total Investments - 100.7%
(Cost $16,157,712)		$16,156,318
Other Assets & Liabilities, net - (0.7)%		(104,761)
Total Net Assets - 100.0%		$16,051,557

	Contracts	Unrealized Loss

EQUITY FUTURES CONTRACTS SOLD SHORT†
December 2016 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $2,119,900)	17	$(303)

	Units

OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Barclays Bank plc October 2016 Russell 2000 Index Swap (0.20)%[5], Terminating 10/31/16 (Notional Value $9,220,372)	7,367	$(6,982)
BNP Paribas November 2016 Russell 2000 Index Swap (0.37)%[5], Terminating 11/01/16 (Notional Value $732,190)	585	(8,152)
Goldman Sachs International October 2016 Russell 2000 Index Swap 0.00%[5], Terminating 10/27/16 (Notional Value $20,009,422)	15,986	(184,717)
(Total Notional Value $29,961,984)		$(199,851)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	Variable rate security. Rate indicated is rate effective at September 30, 2016.
[3]	Repurchase Agreement — See Note 5.
[4]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2016.
[5]	Total Return based on Russell 2000 Index +/- financing at a variable rate. Rate indicated is the rate effective at September 30, 2016.
plc — Public Limited Company

See Sector Classification in Other Information section.

88 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2016
INVERSE RUSSELL 2000® 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Federal Agency Notes	$—	$—	$4,996,528	$—	$—	$4,996,528
Repurchase Agreement	—	—	11,159,790	—	—	11,159,790
Total	$—	$—	$16,156,318	$—	$—	$16,156,318

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Futures Contracts	$—	$303	$—	$—	$—	$303
Equity Index Swap Agreements	—	—	—	199,851	—	199,851
Total	$—	$303	$—	$199,851	$—	$200,154

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 89

INVERSE RUSSELL 2000® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2016

Assets:
Investments, at value (cost $4,997,922)	$4,996,528
Repurchase agreements, at value (cost $11,159,790)	11,159,790
Total investments (cost $16,157,712)	16,156,318
Segregated cash with broker	1,430,300
Receivables:
Swap settlement	12,781
Fund shares sold	1,978,224
Interest	3,636
Total assets	19,581,259

Liabilities:
Unrealized depreciation on swap agreements	199,851
Payable for:
Fund shares redeemed	3,279,308
Variation margin	18,360
Management fees	13,769
Distribution and service fees	4,212
Transfer agent and administrative fees	3,825
Portfolio accounting fees	2,295
Miscellaneous	8,082
Total liabilities	3,529,702
Commitments and contingent liabilities (Note 10)	—
Net assets	$16,051,557

Net assets consist of:
Paid in capital	$151,430,222
Accumulated net investment loss	(280,084)
Accumulated net realized loss on investments	(134,897,033)
Net unrealized depreciation on investments	(201,548)
Net assets	$16,051,557

A-Class:
Net assets	$708,130
Capital shares outstanding*	8,790
Net asset value per share*	$80.56
Maximum offering price per share (Net asset value divided by 95.25%)*	$84.58

C-Class:
Net assets	$707,725
Capital shares outstanding*	9,540
Net asset value per share*	$74.19

H-Class:
Net assets	$14,635,702
Capital shares outstanding*	182,504
Net asset value per share*	$80.19

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2016

Investment Income:
Interest	$31,344
Total investment income	31,344

Expenses:
Management fees	98,913
Transfer agent and administrative fees	27,477
Distribution and service fees:
A-Class	1,541
C-Class	3,741
H-Class	25,002
Portfolio accounting fees	16,487
Registration fees	14,866
Custodian fees	1,288
Trustees’ fees**	1,281
Miscellaneous	14,703
Total expenses	205,299
Net investment loss	(173,955)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	5,356
Swap agreements	(5,447,338)
Futures contracts	(105,729)
Net realized loss	(5,547,711)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,825)
Swap agreements	466,982
Futures contracts	4,196
Net change in unrealized appreciation (depreciation)	469,353
Net realized and unrealized loss	(5,078,358)
Net decrease in net assets resulting from operations	$(5,252,313)

*	The shares outstanding, net asset value per share and the maximum offering price per share have been restated to reflect a 1:4 reverse share split effective November 4, 2016 — See Note 12.
**	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

90 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE RUSSELL 2000® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(173,955)	$(330,200)
Net realized gain (loss) on investments	(5,547,711)	397,229
Net change in unrealized appreciation (depreciation) on investments	469,353	(459,757)
Net decrease in net assets resulting from operations	(5,252,313)	(392,728)

Capital share transactions:
Proceeds from sale of shares
A-Class	25,060,721	17,385,209
C-Class	7,389,712	26,400,620
H-Class	310,685,773	870,446,662
Cost of shares redeemed
A-Class	(25,361,275)	(16,356,923)
C-Class	(7,253,528)	(26,350,201)
H-Class	(338,205,551)	(833,832,478)
Net increase (decrease) from capital share transactions	(27,684,148)	37,692,889
Net increase (decrease) in net assets	(32,936,461)	37,300,161

Net assets:
Beginning of period	48,988,018	11,687,857
End of period	$16,051,557	$48,988,018
Accumulated net investment loss at end of period	$(280,084)	$(106,129)

Capital share activity*:
Shares sold
A-Class	300,211	152,625
C-Class	81,205	259,409
H-Class	3,255,849	8,010,182
Shares redeemed
A-Class	(304,016)	(145,182)
C-Class	(79,853)	(258,338)
H-Class	(3,507,072)	(7,681,703)
Net increase (decrease) in shares	(253,676)	336,993

*	Capital share activity for the periods presented through September 30, 2016, has been restated to reflect a 1:4 reverse share split effective November 4, 2016 — See Note 12.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 91

INVERSE RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2016[a,h]	Year Ended March 31, 2016[h]	Year Ended March 31, 2015[h]	Year Ended March 31, 2014[f,h]	Period Ended March 28, 2013[b,e,f,h]	Year Ended December 31, 2012[f,h]	Year Ended December 31, 2011[f,g,h]
Per Share Data
Net asset value, beginning of period	$108.34	$100.19	$130.80	$228.14	$293.42	$447.66	$585.60
Income (loss) from investment operations:
Net investment income (loss)[c]	(.72)	(1.88)	(2.24)	(3.04)	(1.00)	(5.80)	(10.60)
Net gain (loss) on investments (realized and unrealized)	(27.06)	10.03	(28.37)	(94.30)	(64.28)	(148.44)	(127.34)
Total from investment operations	(27.78)	8.15	(30.61)	(97.34)	(65.28)	(154.24)	(137.94)
Net asset value, end of period	$80.56	$108.34	$100.19	$130.80	$228.14	$293.42	$447.66

Total Return[d]	(25.63%)	8.10%	(23.39%)	(42.68%)	(22.22%)	(34.45%)	(23.57%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$708	$1,364	$516	$645	$823	$997	$837
Ratios to average net assets:
Net investment income (loss)	(1.52%)	(1.67%)	(1.77%)	(1.75%)	(1.86%)	(1.69%)	(1.95%)
Total expenses	1.61%	1.80%	1.78%	1.77%	1.94%	1.81%	1.99%
Portfolio turnover rate	—	—	—	—	—	—	—

92 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended September 30, 2016[a,h]	Year Ended March 31, 2016[h]	Year Ended March 31, 2015[h]	Year Ended March 31, 2014[f,h]	Period Ended March 28, 2013[b,e,f,h]	Year Ended December 31, 2012[f,h]	Year Ended December 31, 2011[f,g,h]
Per Share Data
Net asset value, beginning of period	$100.17	$93.32	$122.92	$216.11	$278.24	$425.21	$560.00
Income (loss) from investment operations:
Net investment income (loss)[c]	(1.04)	(2.48)	(2.96)	(4.00)	(1.60)	(8.20)	(13.60)
Net gain (loss) on investments (realized and unrealized)	(24.94)	9.33	(26.64)	(89.19)	(60.53)	(138.77)	(121.19)
Total from investment operations	(25.98)	6.85	(29.60)	(93.19)	(62.13)	(146.97)	(134.79)
Net asset value, end of period	$74.19	$100.17	$93.32	$122.92	$216.11	$278.24	$425.21

Total Return[d]	(25.92%)	7.33%	(24.08%)	(43.15%)	(22.29%)	(34.57%)	(24.07%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$708	$820	$664	$488	$533	$1,059	$2,886
Ratios to average net assets:
Net investment income (loss)	(2.41%)	(2.44%)	(2.55%)	(2.47%)	(2.32%)	(2.46%)	(2.65%)
Total expenses	2.96%	2.56%	2.56%	2.49%	2.39%	2.57%	2.73%
Portfolio turnover rate	—	—	—	—	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 93

INVERSE RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2016[a,h]	Year Ended March 31, 2016[h]	Year Ended March 31, 2015[h]	Year Ended March 31, 2014[f,h]	Period Ended March 28, 2013[b,e,f,h]	Year Ended December 31, 2012[f,h]	Year Ended December 31, 2011[f,g,h]
Per Share Data
Net asset value, beginning of period	$107.91	$99.84	$130.47	$226.43	$290.86	$445.26	$582.40
Income (loss) from investment operations:
Net investment income (loss)[c]	(.72)	(1.84)	(2.24)	(2.96)	(1.00)	(6.00)	(10.20)
Net gain (loss) on investments (realized and unrealized)	(27.00)	9.91	(28.39)	(93.00)	(63.43)	(148.40)	(126.94)
Total from investment operations	(27.72)	8.07	(30.63)	(95.96)	(64.43)	(154.40)	(137.14)
Net asset value, end of period	$80.19	$107.91	$99.84	$130.47	$226.43	$290.86	$445.26

Total Return[d]	(25.69%)	8.09%	(23.48%)	(42.37%)	(22.15%)	(34.68%)	(23.56%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$14,636	$46,803	$10,508	$15,847	$43,907	$13,462	$23,518
Ratios to average net assets:
Net investment income (loss)	(1.55%)	(1.69%)	(1.80%)	(1.76%)	(1.73%)	(1.75%)	(1.94%)
Total expenses	1.84%	1.81%	1.82%	1.79%	1.81%	1.86%	1.97%
Portfolio turnover rate	—	—	—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Total return does not reflect the impact of any applicable sales charges.
[e]	The Fund changed its fiscal year end from December to March in 2013.
[f]	Reverse Share Split — Per share amounts for periods presented through February 21, 2014 have been restated to reflect a 1:5 reverse share split effective February 21, 2014.
[g]	Reverse Share Split — Per share amounts for periods presented through December 2, 2011 have been restated to reflect a 1:4 reverse share split effective December 2, 2011.
[h]	Reverse Share split — Per share amounts for the periods presented through September 30 , 2016 have been restated to reflect a 1:4 reverse share split effective November 4, 2016 — See Note 12.

94 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

The Rydex Dynamic Funds (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company, of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of no par value shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of three separate classes of shares: A-Class shares, C-Class shares, and H-Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. At September 30, 2016, the Trust consisted of eight funds.

This report covers the S&P 500® 2x Strategy Fund, Inverse S&P 500® 2x Strategy Fund, NASDAQ-100® 2x Strategy Fund, Inverse NASDAQ-100® 2x Strategy Fund, Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Russell 2000® 2x Strategy Fund and Inverse Russell 2000® 2x Strategy Fund (the “Funds”), each a non-diversified investment company.

The Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Funds to experience high portfolio turnover.

Guggenheim Investments (“GI”) provides advisory services, and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities; RFS ceased to be an affiliate of GI as of October 4, 2016, when it was acquired by MUFG Investor Services. In connection with its acquisition, RFS changed its name to MUFG Investor Services (US), LLC (“MUIS”)This change has no impact on the financial statements of the Funds.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of the Funds is calculated by dividing the market value of the Fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

The Trust calculates a NAV twice each business day; at 10:45 a.m. and at the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. The NAV is calculated using the current market value of each Fund’s total assets, as of the respective time of calculation. These financial statements are based on the September 30, 2016, afternoon NAV.

A. The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 95

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (NYSE or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

U.S. Government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business. Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The values of OTC swap agreements entered into by a Fund are accounted for using the unrealized gains or losses on the agreements that are determined by marking the agreements to the last quoted value of the index that the swaps pertain to at the close of the NYSE. The swaps’ values are then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Investments for which market quotations are not readily available are fair- valued as determined in good faith by GI under the direction of the Board using methods established or ratified by the Board.

Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

B. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

C. Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

D. Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

E. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available.

96 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

F. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

G. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.

H. The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 0.29% at September 30, 2016.

I. Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments and Derivatives

As part of their investment strategy, the Funds utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Futures

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Statements of Assets and Liabilities; securities held as collateral are noted on the Schedules of Investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 97

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following table represents the Funds’ use and volume of futures on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
S&P 500® 2x Strategy Fund	Index exposure, Leverage, Liquidity	$10,496,366	$—
Inverse S&P 500® 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	240,284
NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	20,845,910	—
Inverse NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	2,306,019
Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	4,273,715	—
Inverse Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	446,838
Russell 2000® 2x Strategy Fund	Index exposure, Leverage, Liquidity	840,223	—
Inverse Russell 2000® 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	1,028,980

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing. Central clearing generally reduces counterparty credit risk and increases liquidity, but central clearing does not make swap transactions risk-free. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. A fund utilizing a total return index swap bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

The following table represents the Funds’ use and volume of total return swaps on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
S&P 500® 2x Strategy Fund	Index exposure, Leverage, Liquidity	$149,120,479	$—
Inverse S&P 500® 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	104,761,056
NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	343,152,085	—
Inverse NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	51,765,822
Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	36,833,511	—
Inverse Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	22,057,464
Russell 2000® 2x Strategy Fund	Index exposure, Leverage, Liquidity	37,866,571	—
Inverse Russell 2000® 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	47,865,138

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of September 30, 2016:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity contracts	Variation margin	Variation margin
	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements

98 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at September 30, 2016:

Asset Derivative Investments Value
Fund	Futures Equity Contracts*	Swaps Equity Contracts	Total Value at September 30, 2016
S&P 500® 2x Strategy Fund	$28,745	$988,481	$1,017,226
Inverse S&P 500® 2x Strategy Fund	2,980	22,503	25,483
NASDAQ-100® 2x Strategy Fund	639,598	583,924	1,223,522
Dow 2x Strategy Fund	2,586	184,438	187,024
Inverse Dow 2x Strategy Fund	—	13,404	13,404
Russell 2000® 2x Strategy Fund	58,852	383,843	442,695

Liability Derivative Investments Value
Fund	Futures Equity Contracts*	Swaps Equity Contracts	Total Value at September 30, 2016
Inverse S&P 500® 2x Strategy Fund	$—	$795,269	$795,269
Inverse NASDAQ-100® 2x Strategy Fund	192	429,511	429,703
Dow 2x Strategy Fund	—	16,226	16,226
Inverse Dow 2x Strategy Fund	3,011	123,559	126,570
Inverse Russell 2000® 2x Strategy Fund	303	199,851	200,154

*

Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended September 30, 2016:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended September 30, 2016:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Contracts	Swaps Equity Contracts	Total
S&P 500® 2x Strategy Fund	$1,666,441	$9,571,423	$11,237,864
Inverse S&P 500® 2x Strategy Fund	(248,181)	(4,412,370)	(4,660,551)
NASDAQ-100® 2x Strategy Fund	1,433,687	28,895,217	30,328,904
Inverse NASDAQ-100® 2x Strategy Fund	(475,777)	(4,861,149)	(5,336,926)
Dow 2x Strategy Fund	3,042	1,328,214	1,331,256
Inverse Dow 2x Strategy Fund	(202,432)	(1,254,895)	(1,457,327)
Russell 2000® 2x Strategy Fund	1,289,002	3,671,242	4,960,244
Inverse Russell 2000® 2x Strategy Fund	(105,729)	(5,447,338)	(5,553,067)

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Contracts	Swaps Equity Contracts	Total
S&P 500® 2x Strategy Fund	$(167,912)	$372,535	$204,623
Inverse S&P 500® 2x Strategy Fund	2,445	(317,286)	(314,841)
NASDAQ-100® 2x Strategy Fund	(589,060)	(836,723)	(1,425,783)
Inverse NASDAQ-100® 2x Strategy Fund	4,041	91,183	95,224
Dow 2x Strategy Fund	(120,449)	60,138	(60,311)
Inverse Dow 2x Strategy Fund	(3,064)	13,442	10,378
Russell 2000® 2x Strategy Fund	44,708	184,524	229,232
Inverse Russell 2000® 2x Strategy Fund	4,196	466,982	471,178

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to the Funds.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
S&P 500® 2x Strategy Fund	0.90%
Inverse S&P 500® 2x Strategy Fund	0.90%
NASDAQ-100® 2x Strategy Fund	0.90%
Inverse NASDAQ-100® 2x Strategy Fund	0.90%
Dow 2x Strategy Fund	0.90%
Inverse Dow 2x Strategy Fund	0.90%
Russell 2000® 2x Strategy Fund	0.90%
Inverse Russell 2000® 2x Strategy Fund	0.90%

RFS provided transfer agent and administrative services to the Funds for fees calculated at the annualized rate of 0.25% based on the average daily net assets of each Fund.

RFS also provided accounting services to the Funds for fees calculated at the annualized rate of 0.15% based on the average daily net assets of each Fund.

GI engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Trust has adopted a Distribution Plan applicable to A-Class shares and H-Class shares for which GFD and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Funds will pay distribution fees to GFD at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. GFD, in turn, will pay the Service Provider out of its fees. GFD may, at its discretion, retain a portion of such payments to compensate itself for distribution services.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ C-Class shares average daily net assets. The annual 0.25% service fee compensates a shareholder’s financial adviser for providing ongoing services to the shareholder. The annual distribution fee of 0.75% reimburses GFD for paying the shareholder’s financial adviser an ongoing sales commission. GFD advances the first year’s service and distribution fees to the financial adviser. GFD retains the service and distribution fees on accounts with no authorized dealer of record.

For the period ended September 30, 2016, GFD retained sales charges of $145,031 relating to sales of A-Class shares of the Trust.

Certain trustees and officers of the Trust are also officers of GI and GFD.

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

5. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At September 30, 2016, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Royal Bank of Canada			U.S. TIP Notes
0.36%			0.13% - 0.25%
Due 10/03/16	$124,833,460	$124,837,205	07/15/22 - 01/15/25	$113,100,200	$119,673,635
			U.S. Treasury Note
			1.38%
			05/31/20	7,481,800	7,656,656

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

6. Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

102 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and offset in the Statements of Assets and Liabilities in conformity with U.S. GAAP:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets	Gross Amounts Offset In the Statements of Assets and Liabilities	Net Amount of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
S&P 500® 2x Strategy Fund	Swap equity contracts	$988,481	$—	$988,481	$918,447	$70,034	$—
Inverse S&P 500® 2x Strategy Fund	Swap equity contracts	22,503	—	22,503	22,503	—	—
NASDAQ-100® 2x Strategy Fund	Swap equity contracts	583,924	—	583,924	580,676	3,248	—
Dow 2x Strategy Fund	Swap equity contracts	184,438	—	184,438	16,226	—	168,212
Inverse Dow 2x Strategy Fund	Swap equity contracts	13,404	—	13,404	13,404	—	—
Russell 2000® 2x Strategy Fund	Swap equity contracts	383,843	—	383,843	372,535	11,308	—

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities	Gross Amounts Offset In the Statements of Assets and Liabilities	Net Amount of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Inverse S&P 500® 2x Strategy Fund	Swap equity contracts	$795,269	$—	$795,269	$795,269	$22,503	$772,766
Inverse NASDAQ-100® 2x Strategy Fund	Swap equity contracts	429,511	—	429,511	429,344	167	—
Dow 2x Strategy Fund	Swap equity contracts	16,226	—	16,226	16,226	—	—
Inverse Dow 2x Strategy Fund	Swap equity contracts	123,559	—	123,559	13,404	—	110,155
Inverse Russell 2000® 2x Strategy Fund	Swap equity contracts	199,851	—	199,851	184,717	15,134	—

7. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

At September 30, 2016, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
S&P 500® 2x Strategy Fund	$97,207,732	$4,219,372	$(471,937)	$3,747,435
Inverse S&P 500® 2x Strategy Fund	47,471,650	—	(5,656)	(5,656)
NASDAQ-100® 2x Strategy Fund	227,590,298	35,120,848	(1,532,207)	33,588,641
Inverse NASDAQ-100® 2x Strategy Fund	22,240,698	—	(3,911)	(3,911)
Dow 2x Strategy Fund	22,939,160	630,223	(51,818)	578,405
Inverse Dow 2x Strategy Fund	10,776,858	—	(1,104)	(1,104)
Russell 2000® 2x Strategy Fund	33,243,032	605,302	(393,375)	211,927
Inverse Russell 2000® 2x Strategy Fund	16,157,712	—	(1,394)	(1,394)

8. Securities Transactions

For the period ended September 30, 2016, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
S&P 500® 2x Strategy Fund	$213,513,081	$217,707,715
Inverse S&P 500® 2x Strategy Fund	5,000,050	5,995,680
NASDAQ-100® 2x Strategy Fund	225,662,507	233,881,366
Inverse NASDAQ-100® 2x Strategy Fund	5,000,050	—
Dow 2x Strategy Fund	31,612,224	38,712,617
Inverse Dow 2x Strategy Fund	—	—
Russell 2000® 2x Strategy Fund	84,879,705	77,522,558
Inverse Russell 2000® 2x Strategy Fund	—	—

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended September 30, 2016, the Funds engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:

Fund	Purchases	Sales	Realized Gain
S&P 500® 2x Strategy Fund	$161,116,896	$121,016,618	$90,329
NASDAQ-100® 2x Strategy Fund	96,997,403	17,541,902	1,209,450
Dow 2x Strategy Fund	11,144,972	3,239,660	241,012
Russell 2000® 2x Strategy Fund	26,446,202	51,375,254	5,343,679

9. Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted $75,000,000 line of credit from U.S. Bank, N.A., which expires June 11, 2017. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.25% for the period ended September 30, 2016. The Funds did not have any borrowings outstanding under this agreement at September 30, 2016.

104 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The average daily balances borrowed for the period ended September 30, 2016, were as follows:

Fund	Average Balance
S&P 500® 2x Strategy Fund	$28,359
Inverse S&P 500® 2x Strategy Fund	108,301
NASDAQ-100® 2x Strategy Fund	83,600
Inverse NASDAQ-100® 2x Strategy Fund	1,744
Russell 2000® 2x Strategy Fund	1,862

10. Legal Proceedings

Tribune Company

Rydex Dynamic Funds has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership by certain series of the Rydex Dynamic Funds of shares in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, Tribune insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave the Tribune Company insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including the Rydex Dynamic Funds, the proceeds they received in connection with the LBO.

In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC actions”). Rydex Dynamic Funds has been named as a putative member of the proposed defendant class of shareholders in one or more of these suits. In those actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the “MDL Proceeding”).

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order.

On March 29, 2016, the U.S. Court of Appeals for the Second Circuit issued its opinion on the appeal of the SLCFC actions. The appeals court affirmed the district court’s dismissal of those lawsuits, but on different grounds than the district court. The appeals court held that while the plaintiffs have standing under the U.S. Bankruptcy Code, their claims were preempted by Section 546(e) of the Bankruptcy Code—the statutory safe harbor for settlement payments.

On April 12, 2016, the Plaintiffs in the SLCFC actions filed a petition seeking rehearing en banc before the appeals court. On July 22, 2016, the appeals court denied the petition. On September 9, 2016, the plaintiffs filed a petition for writ of certiorari in the U.S. Supreme Court challenging the Second Circuit’s decision that the safe harbor of Section 546(e) applied to their claims. The shareholder defendants, including the Funds, filed a joint brief in opposition to the petition for certiorari on October 24, 2016. The Supreme Court has not yet granted or denied the petition for certiorari.

On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. The Court has not yet issued a decision on any of these motions.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

None of these lawsuits alleges any wrongdoing on the part of Rydex Dynamic Funds. The following series of Rydex Dynamic Funds held shares of Tribune and tendered these shares as part of Tribune’s LBO: S&P 500 2x Strategy Fund (the “Fund”). The value of the proceeds received by the foregoing Fund was $52,020. At this stage of the proceedings, Rydex Dynamic Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

11. Subsequent Event

Share Splits

Share Splits occurred for the following Funds at the close of business:

Fund	Effective Date	Split Type
Inverse S&P 500® 2x Strategy Fund	November 4, 2016	One-for-Four Reverse Share Split
NASDAQ-100® 2x Strategy Fund	October 28, 2016	Five-for-One Share Split
Inverse NASDAQ-100® 2x Strategy Fund	October 28, 2016	One-for-Six Reverse Share Split
Russell 2000® 2x Strategy Fund	October 28, 2016	Three-for-One Share Split
Inverse Russell 2000® 2x Strategy Fund	November 4, 2016	One-for-Four Reverse Share Split

The effect of these transactions was to divide the number of outstanding shares of the Inverse S&P 500® 2x Strategy Fund, Inverse NASDAQ-100® 2x Strategy Fund, and Inverse Russell 2000® 2x Strategy Fund by their respective reverse split ratio, resulting in a corresponding increase in the NAV and to multiply the number of outstanding shares of the NASDAQ-100® 2x Strategy Fund and Russell 2000® 2x Strategy Fund by their respective split ratio, resulting in a corresponding decrease in the NAV. The share transactions presented in the statements of changes in net assets and the per share data in the financial highlights for each of the periods presented through September 30, 2016, have been restated to reflect these respective share splits. There were no changes in net assets, results of operations or total return as a result of these transactions.

Portfolio Securities Loaned

Effective October 6, 2016, each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. The loans would be collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of securities loaned as determined at the close of business on the preceding business day. The cash collateral received would be held in a separately managed account established for each respective Fund and maintained by the lending agent exclusively for the investment of securities lending cash collateral on behalf of each Fund. The separately managed accounts will invest in short-term investments valued at amortized cost, which approximates market value. Each Fund will receive compensation for lending securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees paid to the lending agent. Such compensation will be accrued daily and payable to the Fund monthly. The dividend and interest income earned on the securities loaned will be accounted for in the same manner as other dividend and interest income. The borrower will pay to the Funds an amount equal to any dividends or interest received on loaned securities. These payments from the borrower are not eligible for reduced tax rates as “qualified dividend income” under the Jobs and Growth Tax Reconciliation Act of 2003. The Funds would retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower.

Although the collateral mitigates risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

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OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which are available on the SEC’s website at https://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Board Considerations in Approving the Continuation of the Investment Advisory Agreement

The Board of Trustees (the “Board”) of Rydex Dynamic Funds (the “Trust”), including the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, of the Trust (“Independent Trustees”), attended an in-person meeting held on May 19, 2016, called for the purpose of, among other things, the consideration of, and voting on, the approval and continuation of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Security Investors, LLC (the “Advisor”) applicable to each series of the Trust (each, a “Fund” and, collectively, the “Funds”). The Board unanimously approved the continuation of the Investment Advisory Agreement for an additional one-year period based on the Board’s review of qualitative and quantitative information provided by the Advisor. The Board had previously considered information pertaining to the renewal of the Investment Advisory Agreement at an in-person meeting held on April 26, 2016 (together, with the May 19 meeting, the “Meetings”).

Prior to reaching the conclusion to approve the continuation of the Investment Advisory Agreement, the Independent Trustees requested and obtained from the Advisor such information as the Independent Trustees deemed reasonably necessary to evaluate the Investment Advisory Agreement. In addition, the Board received a memorandum from Fund counsel regarding the responsibilities of the Board with respect to the approval of investment advisory agreements and participated in question and answer sessions with representatives of the Advisor. The Independent Trustees also carefully considered information that they had received throughout the year as part of their regular oversight of the Funds. At the Meetings, the Board obtained and reviewed a wide variety of information, including certain comparative information regarding the Funds’ fees, expenses, and performance relative to the fees, expenses, and performance of other comparable funds (the “FUSE reports”). The Independent Trustees carefully evaluated this information, met in executive session outside the presence of fund management, and were advised by independent legal counsel with respect to their deliberations.

At the Meetings, the Board, including the Independent Trustees, evaluated a number of factors, including among others: (a) the nature, extent and quality of the Advisor’s investment advisory and other services; (b) the Advisor’s investment management personnel; (c) the Advisor’s operations and financial condition; (d) the Advisor’s brokerage practices (including any soft dollar arrangements) and the variety and complexity of its investment strategies; (e) a comparison of the Funds’ advisory fees to the advisory fees charged to comparable funds or accounts, giving special attention to the existence of economies of scale and the absence of breakpoints in these fees and the Advisor’s rationale for not providing for breakpoints at this point in time; (f) each Fund’s overall fees and operating expenses compared with those of similar funds; (g) the level of the Advisor’s profitability from its Fund-related operations; (h) the Advisor’s compliance processes and systems; (i) the Advisor’s compliance

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OTHER INFORMATION (Unaudited)(continued)

policies and procedures; (j) the Advisor’s reputation, expertise and resources in the financial markets; and (k) Fund performance compared with that of similar funds and/or appropriate benchmarks. In its deliberations, the Trustees did not identify any single piece of information that was all-important or controlling, noting that each Trustee could attribute different weights to the various factors considered.

Based on the Board’s deliberations at the Meetings, the Board, including all of the Independent Trustees, unanimously: (a) concluded that the terms of the Investment Advisory Agreement are fair and reasonable; (b) concluded that the Advisor’s fees are reasonable in light of the services that it provides to the Funds; and (c) agreed to approve and continue the Investment Advisory Agreement based upon the following considerations, among others:

●

Nature, Extent and Quality of Services Provided by the Advisor. The Board evaluated, among other things, the Advisor’s business, financial resources, quality and quantity of personnel, experience, past performance, the variety and complexity of its investment strategies (including the extent to which the Funds use derivatives), Fund risk management process, brokerage practices, and the adequacy of its compliance systems and processes, proxy voting policies and practices, and cybersecurity programs. The Board reviewed the scope of services to be provided by the Advisor under the Investment Advisory Agreement and noted that there would be no significant differences between the scope of services required to be provided by the Advisor for the past year and the scope of services required to be provided during the upcoming year. The Board also considered the Advisor’s representations to the Board that the Advisor would continue to provide investment and related services that were of materially the same quality and quantity as services provided to the Funds in the past, and whether these services are appropriate in scope and extent in light of the Funds’ operations, the competitive landscape of the investment company business and investor needs. Based on the foregoing, the Trustees determined that the approval of the Investment Advisory Agreement would enable shareholders of the Funds to receive high quality services at a cost that was appropriate and reasonable.

●

Fund Expenses and Performance of the Funds and the Advisor. The Board reviewed statistical information provided by the Advisor regarding the expense ratio components and performance of each Fund. The Advisor engaged FUSE Research Network LLC (“FUSE”), an independent, third party research provider, to prepare reports to help the Board compare the Funds’ fees, expenses, and total return performance with those of a peer group and peer universe of funds selected by FUSE. In the reports, each Fund’s expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses, are compared to those of other funds with shared key characteristics (e.g., asset size, fee structure, sector or industry investment focus) determined by FUSE to comprise a Fund’s applicable peer group. The Board considered the Advisor’s representation that it found the peer groups compiled by FUSE to be appropriate, but also acknowledged the existence of certain differences between the Funds and their peer funds (e.g., specific differences in principal investment strategies and, if applicable, tradability) that should be reviewed in context. With respect to tradability, in particular, the Board considered that non-tradable funds incur lower expense ratios than tradable funds because non-tradable funds experience less shareholder activity and lower transaction volumes than tradable funds. The statistical information related to the performance of each Fund included three-month and one-, three-, and five-year performance for the Fund compared to that of its peers. Based on the foregoing, the Board determined that the proposed advisory fees paid by the Funds are reasonable in relation to the nature and quality of the services provided by the Advisor.

●

Costs of Services Provided to the Funds and Profits Realized by the Advisor and its Affiliates. The Board reviewed information about the profitability of the Funds to the Advisor based on the advisory fees payable under the current Investment Advisory Agreement for the last calendar year. The Board analyzed the Funds’ expenses, including the investment advisory fees paid to the Advisor, and reviewed the FUSE reports. The Board also reviewed information regarding the direct revenue received by the Advisor and ancillary revenue, if any, received by the Advisor and/or its affiliates in connection with the services provided to the Funds by the Advisor and/or its affiliates. The Board also discussed the Advisor’s profit margin, including the expense allocation methodology used in the Advisor’s profitability analysis. Based on the foregoing, the Board determined that the profit to the Advisor on the fees paid by the Funds is not excessive in view of the nature and quality of the services provided by the Advisor.

●

Economies of Scale. The Board considered the absence of breakpoints in the Advisor’s fee schedule and reviewed information regarding the extent to which economies of scale or other efficiencies may result from increases in the Funds’ asset levels. In light of the relatively small size of many of the Funds and the fact that the size of individual Funds in the complex often increase and decrease significantly due to the unlimited trading that is permitted among most of the Funds in the complex, the Board concluded that the Funds have not yet achieved sufficient asset levels to realize meaningful economies of scale. The Board noted that it intends to continue to monitor fees as each Fund grows in size and assess whether fee breakpoints may be warranted.

108 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)(concluded)

●

Other Benefits to the Advisor and/or its Affiliates. In addition to evaluating the Advisor’s services, the Board considered the nature and amount of other benefits to be received by the Advisor and its affiliates as a result of their relationship with the Fund, including any soft dollar usage by the Advisor and any intangible benefits. In particular, the Board considered the nature, extent, quality, and cost of certain administrative, distribution, and shareholder services performed by the Advisor’s affiliates under separate agreements and the Distribution and Shareholders Services Plan pursuant to Rule 12b-1 of the 1940 Act. In light of the costs of providing services pursuant to the separate agreements as well as the Advisor’s and its affiliates’ commitment to the Funds, the Board concluded the ancillary benefits the Advisor and its affiliates received were reasonable.

On the basis of the information provided to it and its evaluation of that information, the Board, including the Independent Trustees, concluded that the terms of the Investment Advisory Agreement were reasonable, and that approval of the continuation of the Investment Advisory Agreement was in the best interests of the Funds and their shareholders.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 109

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee****
INTERESTED TRUSTEE
Donald C. Cacciapaglia** (1951)	Trustee from 2012 to present.	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	232

Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); ); Guggenheim Partners Investment Management Holdings, LLC (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

INDEPENDENT TRUSTEES
Angela Brock-Kyle***** (1959)	Trustee from August 2016 to present.	Current: Founder and Chief Executive Officer, B.O.A.R.D.S (consulting firm) Former: Senior Leader, TIAA (financial services firm) (1987-2012).	135	Infinity Property & Casualty Corporation (2014-present).
Corey A. Colehour (1945)	Trustee from 1993 to present; Member of the Audit Committee from 1994 to present; Member of the Governance Committee from 2014 to present; and Member of the Investment and Performance Committee from 2014 to present.	Retired.	135	None.
J. Kenneth Dalton (1941)	Trustee from 1995 to present; Chairman and Member of the Audit Committee from 1997 to present; and Member of the Compliance and Risk Oversight Committee from 2010 to present.	Retired.	135	Epiphany Funds (4) (2009-present).

110 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee****
INDEPENDENT TRUSTEES - concluded
John O. Demaret (1940)	Vice Chairman of the Board from 2014 to present (Chairman of the Board from 2006 to 2014); Trustee and Member of the Audit Committee from 1997 to present; Chairman (since 2014) and Member of the Compliance and Risk Oversight Committee from 2010 to present; Chairman and Member of the Investment and Performance Committee from 2014 to present; and Member of the Nominating Committee from 2014 to present.	Retired.	135	None.
Werner E. Keller (1940)	Chairman of the Board from 2014 to present (Vice Chairman of the Board from 2010 to 2014); Trustee and Member of the Audit Committee from 2005 to present; and Member of the Investment and Performance Committee from 2014 to present.	Current: Founder and President, Keller Partners, LLC (investment research firm) (2005-present).	135	None.
Thomas F. Lydon, Jr. (1960)	Trustee and Member of the Audit Committee from 2005 to present; Member of the Nominating Committee from 2005 to present; and Member of the Governance Committee from 2007 to present.	Current: President, Global Trends Investments (registered investment adviser) (1996-present).	135	US Global Investors (GROW) (1995-present).
Patrick T. McCarville (1942)	Trustee from 1997 to present; Member of the Audit Committee from 1997 to present; Chairman and Member of the Nominating Committee from 2004 to present; Chairman and Member of the Governance Committee from 2007 to present; and Member of the Compliance and Risk Oversight Committee from 2014 to present.	Retired. Former: Chief Executive Officer, Par Industries, Inc., d/b/a Par Leasing (1977-2010).	135	None.
Sandra G. Sponem***** (1958)	Trustee from August 2016 to present.	Current: Senior Vice President and Chief Financial Officer, M.A. Mortenson Companies, Inc. (general contracting firm) (2007-present).	135	None.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 111

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS
Donald C. Cacciapaglia (1951)	President (2012-present).

Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present).

Former: Chairman and CEO, Channel Capital Group Inc. (2002-2010).

Joanna M. Catalucci (1966)	AML Officer (2016-present)

Current: Chief Compliance Officer, certain funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2012-present); AML Officer, certain funds in the Fund Complex (2016-present).

Former: Chief Compliance Officer and Secretary, certain other funds in the Fund Complex (2008-2012); Senior Vice President & Chief Compliance Officer, Security Investors, LLC and certain affiliates (2010-2012); Chief Compliance Officer and Senior Vice President, Rydex Advisors, LLC and certain affiliates (2010-2011).

Michael P. Byrum (1970)	Vice President (1999-present).

Current: Senior Vice President, Security Investors, LLC (2010-present); President and Chief Investment Officer, Rydex Holdings, LLC (2008-present); Director and Chairman, Advisory Research Center, Inc. (2006-present); Manager, Guggenheim Specialized Products, LLC (2005-present).

Former: Vice President, Guggenheim Distributors, LLC (2009); Director (2009-2010) and Secretary (2002-2010), Rydex Fund Services, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors II, LLC.

Elisabeth Miller (1968)	Chief Compliance Officer (2012-present).

Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Amy J. Lee (1961)	Vice President (2009-present) and Secretary (2012-present).

Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

James M. Howley (1972)	Assistant Treasurer (2016-present)

Current: Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Keith D. Kemp (1960)	Assistant Treasurer (2016-present)

Current: Managing Director of Transparent Value, LLC (2015-present); Managing Director of Guggenheim Investments (2015-present).

Former: Director, Transparent Value, LLC (2010-2015); Director, Guggenheim Investments (2010-2015); Chief Operating Officer, Macquarie Capital Investment Management (2007-2009).

112 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS - concluded
Glenn McWhinnie (1969)	Assistant Treasurer (2016-present)	Current: Vice President, Guggenheim Investments (2009-present). Former: Tax Compliance Manager, Ernst & Young LLP (1996-2009).
Adam J. Nelson (1979)	Assistant Treasurer (2016-present)

Current: Vice President, Guggenheim Investments (2015-present); Assistant Treasurer, certain other funds in the Fund Complex (2015-present).

Former: Assistant Vice President and Fund Administration Director, State Street Corporation (2013-2015); Fund Administration Assistant Director, State Street (2011-2013); Fund Administration Manager, State Street (2009-2011).

Kimberly J. Scott (1974)	Assistant Treasurer (2016-present)

Current: Vice President, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

John L. Sullivan (1955)	Chief Financial Officer and Treasurer (2016-present)

Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

*	All Trustees and Officers may be reached c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Mr. Cacciapaglia is an “interested” person of the Trust, as that term is defined in the 1940 Act by virtue of his affiliation with the Adviser’s parent company.
***

The “Fund Complex” includes all closed-end and open-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser or servicing agent that is an affiliated person of the Adviser. Information provided is as of the date of this report.

****	Certain of the Trustees may serve as directors on the boards of companies not required to be disclosed above, including certain non-profit companies and charitable foundations.
*****	Mses. Brock-Kyle and Sponem commence serving as independent Trustees effective August 18, 2016.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 113

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Guggenheim Investments as used herein refers to Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC as well as the funds in the Guggenheim Funds complex (the “funds”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to personal information about you, we hold ourselves to high standards in its safekeeping and use. This means, most importantly, that we do not sell client or account information to anyone—whether you are a current or former Guggenheim Investments client.

The Information We Collect About You and How We Collect It

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Funds or one of the Guggenheim affiliated companies. “Nonpublic personal information” is personally identifiable information about you. For example it includes your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g. purchase and redemption history).

How We Share Your Personal Information

As a matter of policy, we do not disclose your nonpublic personal information to nonaffiliated third parties except as required or permitted by law. As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below.

To complete certain transactions or account changes that you direct, it may be necessary to provide your personal information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. In connection with servicing your accounts or to alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your personal information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally we will share personal information about you if we are compelled by law to do so, if you direct us to do so with your consent, or in other circumstances as permitted by law.

How We Safeguard Your Personal Information

We maintain physical, electronic and procedural safeguards to protect your personal information. Within Guggenheim Investments, access to such information is limited to those who need it to perform their jobs such as servicing your account, resolving problems or informing you of new products and services.

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Item 2.	Code of Ethics.

Not applicable at this time.

Item 3.	Audit Committee Financial Expert.

Not applicable at this time.

Item 4.	Principal Accountant Fees and Services.

Not applicable at this time.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a)
The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(2)
Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b)	A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Dynamic Funds

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President and Chief Executive Officer

Date	December 8, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President and Chief Executive Officer

Date	December 8, 2016

By (Signature and Title)*	/s/ John L. Sullivan
John L. Sullivan, Chief Financial Officer and Treasurer

Date	December 8, 2016

*	Print the name and title of each signing officer under his or her signature.